UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-4324
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2021

Item 1. Report to Stockholders.

(a)

 Muzinich & Co.

Muzinich Credit Opportunities Fund

Muzinich U.S. High Yield Credit Fund

Muzinich Low Duration Fund

Muzinich High Income Floating Rate Fund

ANNUAL REPORT
December 31, 2021

Muzinich Funds

TABLE OF CONTENTS

A Message to our Shareholders	1
Sector Allocations	8
Historical Performance	12
Schedules of Investments	19
Statements of Assets and Liabilities	48
Statements of Operations	50
Statements of Changes in Net Assets	51
Financial Highlights	55
Notes to Financial Statements	62
Report of Independent Registered Public Accounting Firm	75
Expense Examples	76
Approval of Investment Advisory Agreement	78
Trustees and Executive Officers	81
Additional Information	84
Privacy Notice	85

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Muzinich Funds

Dear Investors:

The Muzinich Credit Opportunities Fund (“Credit Opportunities Fund”) finished the year with assets of $364,891,668, reduced from $402,832,466 at the start of the year reflecting net outflows and a positive net investment return of +1.11% for the Supra Institutional units and +1.02% for the Institutional units.  The Fund outperformed the broad global corporate credit markets as reflected in the negative -0.14% return of the ICE BofAML Global Corporate and High Yield Index (GI00) hedged to USD, which is the Fund’s primary benchmark.  Since inception from January 3, 2013 the Credit Opportunities Fund’s Supra Institutional units have gained an annualized net return of +4.65%, outperforming the benchmark which has returned +4.50% annualized.

Performance as of December 31, 2021	1 Year	3 Year	5 Year	Since Inception
Credit Opportunities Fund Supra Institutional	1.11%	5.99%	4.55%	4.65%
ICE BofAML Global Corporate & High Yield Index (GI00)	-0.36%	6.25%	4.48%	4.16%
ICE BofAML Global Corporate & High Yield Index (USD 100% Hedged)	-0.14%	6.75%	5.04%	4.50%

Periods greater than one year are average annual returns.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data currency to the most recent month end may be obtained by calling 855-689-4642.  The Fund imposes a 1.00% redemption fee on shares held for 90 days or less.  Performance data quoted does not reflect the redemption fee.  If reflected, total returns would be less.

Expense Ratios1
Gross Expense Ratio: 0.76%
Net Expense Ratio: 0.60%2

[1]	Expense ratios are from the Fund’s most recent prospectus dated April 30, 2021 (Supra Institutional Class). See the Financial Highlights in this report for the most current expense ratios.
[2]	The Advisor has contractually agreed to waive its fees and reimburse certain expenses through April 30, 2022.

The Muzinich U.S. High Yield Credit Fund (“U.S. High Yield Credit Fund”) ended the year with assets of $28,520,755, reduced from $68,649,272, on net outflows, but positive investment performance.  The Fund’s Supra Institutional units gained +4.43% net over this year, just underperforming the +4.58% return of the benchmark, the ICE BofAML U.S. High Yield Cash Pay BB-B Constrained Index (JUC4). Institutional units gained +4.42%.  Since inception on March 31, 2016, the U.S. High Yield Credit Fund has underperformed the benchmark, delivering an annualized net return for the Supra Institutional units of +6.22% vs. the market’s +7.20% return.

Performance as of December 31, 2021	1 Year	3 Year	5 Year	Since Inception
U.S. High Yield Fund – Supra Institutional	4.43%	8.25%	5.60%	6.22%
ICE BofA Merrill Lynch BB-B U.S. Cash Pay
High Yield Constrained Index (JUC4)	4.58%	8.56%	6.04%	7.20%

Periods greater than one year are average annual returns.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data currency to the most recent month end may be obtained by calling 855-689-4642.  The Fund imposes a 1.00% redemption fee on shares held for 90 days or less.  Performance data quoted does not reflect the redemption fee.  If reflected, total returns would be less.

Expense Ratios1
Gross Expense Ratio: 0.99%
Net Expense Ratio: 0.59%2

[1]	Expense ratios are from the Fund’s most recent prospectus dated April 30, 2021 (Supra Institutional Class). See the Financial Highlights in this report for the most current expense ratios.
[2]
The Advisor has contractually agreed to waive its fees and reimburse certain expense to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.58% of the U.S. High Yield Fund’s average daily net assets indefinitely, but at least through April 30, 2022.

The Muzinich Low Duration Fund (“Low Duration Fund”) declined from its year end-starting balance of $596,124,126 to $370,479,206, reflecting net outflows, but positive investment performance well ahead of the benchmark.  The Supra Institutional units produced a net gain of +2.50%, vs. a decline of -0.41% for the index, ICE BofAML 1-3 year U.S. Corporate and Government

Muzinich Funds

Index (B1A0), which serves as this Fund’s primary benchmark.  The Institutional units gained +2.66%. Since inception on June 30, 2016, the Supra Institutional class has produced an annualized net return of +3.47% per annum vs. the +1.64% average annualized benchmark return.

Performance as of December 31, 2021	1 Year	3 Year	5 Year	Since Inception
Low Duration Fund - Supra Institutional	2.50%	4.31%	3.58%	3.47%
ICE BofA Merrill Lynch 1-3 Year
U.S. Corporate & Government Index (B1A0)	-0.41%	2.32%	1.89%	1.64%

Periods greater than one year are average annual returns.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data currency to the most recent month end may be obtained by calling 855-689-4642.  The Fund imposes a 1.00% redemption fee on shares held for 90 days or less.  Performance data quoted does not reflect the redemption fee.  If reflected, total returns would be less.

Expense Ratios1
Gross Expense Ratio: 0.61%
Net Expense Ratio: 0.50%2

[1]	Expense ratios are from the Fund’s most recent prospectus dated April 30, 2021 (Supra Institutional Class). See the Financial Highlights in this report for the most current expense ratios.
[2]	The Advisor has contractually agreed to waive its fees and reimburse certain expenses through April 30, 2022.

The Muzinich High Income Floating Rate Fund (“High Income Floating Rate Fund”) finished the year with strong asset growth from $17,704,665 to $29,470,056 reflecting net inflows and a positive investment gain over the period.  The Fund returned +4.50% over the period net of fees and underperformed the +5.40% gain for its benchmark, the Credit Suisse Leveraged Loan Index (CSLLI). Since inception on June 30, 2018, the Fund has performed in line with the benchmark, delivering an annualized net return of +4.29% vs. the benchmark’s +4.27% return.  We note importantly that as of year end 2021, the High Income Floating Rate Fund was not accepting new investors and further, that the Fund was liquidated on January 25, 2022.

Performance as of December 31, 2021	1 Year	3 Year	Since Inception
Floating Rate Fund - Institutional	4.50%	5.55%	4.29%
Credit Suisse Leveraged Loan Index	5.40%	5.43%	4.27%

Periods greater than one year are average annual returns.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data currency to the most recent month end may be obtained by calling 855-689-4642.  The Fund imposes a 1.00% redemption fee on shares held for 90 days or less.  Performance data quoted does not reflect the redemption fee.  If reflected, total returns would be less.

Expense Ratios1
Gross Expense Ratio: 1.81%
Net Expense Ratio: 0.65%2

[1]	Expense ratios are from the Fund’s most recent prospectus dated April 30, 2021. See the Financial Highlights in this report for the most current expense ratio.
[2]	The Advisor has contractually agreed to waive its fees and reimburse certain expenses through April 30, 2022.

Market

In 2021, COVID-19 continued to dominate headlines, first with slow vaccine rollouts, then with the Delta variant, and finally with the electric spread of the less lethal Omicron variant.  Yet, while COVID-19 drove headlines, markets appeared increasingly determined to figure out how to set the pandemic aside—and grow—across both developed and emerging markets.  Investors and central bankers alike spent the year handicapping whether rising inflation would prove transitory or sticky, whether labor shortages and supply chain issues might be short or longer-term challenges, and, importantly, whether central banks would and could increase rates and/or reduce bond-buying stimulus (or both) without cutting off a nascent recovery.  And as inflation, rates, and COVID-19 remained front and center during the year, markets offered more volatility and less resolution by December than some investors might have preferred.  When market dips presented buying opportunities, risk assets tended to rally quickly, leading to a real bifurcation in investment returns along the interest rate sensitivity fault line.  High yield finished the year with attractive gains in

Muzinich Funds

both the US and Europe, while investment grade credit broadly declined with each bit of positive economic news that might bring bankers one step closer to a rate hike or stimulus reduction.  Syndicated loans, which offer a floating rate, rather than fixed rate coupon, led developed market performance overall.  In emerging markets, results were slightly negative, reflecting the market’s blend of investment grade and high yield exposure, but also reflecting strong gains in commodity prices in some supplier markets contrasted with considerable volatility in specific sectors such as China’s leveraged property development market.

Overall, it appears to us that investors globally are coming to the view that inflation will have a certain longevity that, combined with the end of some stimulus by the Federal Reserve and future rate increases, could challenge investment grade corporates and even parts of the equity market (2021’s stellar equity returns notwithstanding).  The European Central Bank has been slower to align its language with a longer-term inflation narrative, but even in Europe, we think investors are keenly inflation-aware.  In short, as investors and the production economy have used 2021 to figure out how to “normalize” under COVID-19, markets will have to contend going forward with the potential that central banks will seek to normalize the policy levers at their disposal, repealing years of unprecedented stimulus.  2021 finishes then with a mix of optimism and uncertainty.  We think corporate credit—particularly less interest rate sensitive portions of the market—are positioned well fundamentally, but selection skill will be necessary to make the most of any increased volatility in 2022.

Performance Factors

Muzinich Credit Opportunities Fund

Over the course of the year, the Fund benefitted from strategic management that demonstrated its ability to nimbly navigate pressure from rates and generate positive returns.  The Fund generated a positive return in 2021, strongly outperforming its indicative ICE BofA ML Global Corporate and High Yield Index (GI00), which was negative for the year.  One of the most significant themes in 2021 was the Fund’s active duration management.  Our proactive move to reduce duration at the beginning of August preceded additional rate pressure during September.  We subsequently increased duration in November to effectively exploit opportunities at the longer end of the curve; a move that contributed to outperformance. Another prevalent theme this year was a tactical reduction of beta (correlation of the portfolio’s volatility with that of the market benchmark) against a backdrop of continued volatility. Following the move tighter in credit spreads in June, we started to reduce credit beta across the portfolio in July. At the very end of the year, we started to add back higher quality HY bonds in the US and Europe.  The beta reduction effort primarily focused on reducing higher credit beta holdings across the global high yield allocation (US, EU, and Emerging Markets) in the portfolio. Another major theme and positive contributor to the Fund’s performance this year has been the development of a basket of potential “rising star” candidates within the portfolio’s US high yield sleeve.  Based on the strong fundamental backdrop and balance sheet improvement efforts by companies, we expect additional upgrade activity from high yield to investment grade over the next 6-12 months.  We believe the “rising star” opportunity represents attractive potential upside against a market backdrop in which price dispersion between issues is relatively low.  Our bottom-up analysis has focused on BB investments with strong credit fundamentals, improving leverage statistics, and management teams with a desire to achieve an investment grade rating. Our analysis indicates that some companies could outperform because their credit spreads could tighten between 25 to 75 basis points (0.25% to 0.75%) upon upgrade. We have chosen to move out the duration curve of the rising star basket within the US HY sleeve, given this potential total return opportunity in what we believe are strong credits.

Muzinich U.S. High Yield Credit Fund

In this environment, the Muzinich U.S. High Yield Credit Fund delivered attractive positive returns, outperforming its benchmark gross of fees, but modestly underperforming on a net of fees basis. In a market environment which we have argued is best suited to careful, analytic credit selection the Fund generated positive performance through strong credit selection rooted in bottom-up fundamental work.  The credit selection story is pronounced whether we look at portfolio attribution from the perspective of industry, rating, or duration allocation.  In each case, our allocation versus the market lagged nominally in relative terms while strong credit selection was significantly positive beating the market.  We believe such environments—in which spreads are compressed across sectors with different medium to longer term risk profiles—demand careful sifting and sorting from the bottom up.  We traded actively through the year in both primary and secondary markets, working to position our credit and industry choices in line with a thesis favoring both a guarded COVID-19 reopening trajectory and growing inflation.  Our biggest relative contributors by industry came from the very different sectors of telecommunications, chemicals, metals and mining, and banking.  We lost the most ground versus vs. the index in restaurants where our selection underperformed the broader market.  From a duration perspective, we lost ground against the Index in the 5-7 year duration bucket, but strongly outperformed the Index’s broader holdings at all shorter and longer duration ranges.  With the potential for increased volatility in 2022 amidst still-attractive corporate fundamentals, we continue to recommend that investors use market dips to curate better-yielding credit at good prices.

Muzinich Funds

Muzinich Low Duration Fund

In 2021, the Fund generated strong performance and meaningfully outperformed its benchmark, which was negative for the year.  The Fund benefitted from its crossover strategy, as high yield outperformed due to tightening credit spreads and lower sensitivity to rates volatility.  Longer duration EUR denominated names also contributed to outperformance, while overall portfolio duration remained within the Fund’s mandate.  By rating, the Fund’s bias to BBBs was a net positive during the period. On a sector basis, holdings in banking and diversified financials contributed significantly to absolute performance.  Exposure to the most heavily COVID-19 impacted sectors (e.g., airlines, leisure, travel) also bolstered returns as lockdown restrictions lifted. No sector detracted from absolute returns. The Fund’s emerging markets holdings were buoyed by strong credit selection and the avoidance of high yield bonds in the Chinese property sector.  The Fund’s shorter duration profile was a key driver of performance relative to the broad market as rates rose through the year. By duration, contributions to absolute performance over the reporting period were led by 1-3 years duration bonds.  At the close of the year, we sold longer dated bonds and allowed cash to run up slightly to take advantage of new issuance opportunities in the forthcoming new year.

Muzinich High Income Floating Rate Fund

In 2021, the Fund generated an attractive, positive return which, net of fees, lagged the very strong performance of the benchmark, the Credit Suisse Leveraged Loan Index (CSLLI).  We note that both the Fund and the benchmark delivered above-coupon returns.  The Fund’s modest underperformance on a gross basis occurred in September, when our lowest rated positions demonstrated modest volatility in a month in which weakness in the equity markets caused investors to pause just briefly around risk assets.  The portfolio already recouped part of this gap in each of the three months of the fourth quarter as the quality of even our lower rated choices was reaffirmed.  Across the year, we have targeted a higher interest carry than the market by positioning the portfolio in a heavier B rated weighting than the market, believing that intensive credit selection can enable higher carry capture without appreciable default risk over time so long as corporate fundamentals are good.  As the portfolio finished the year in line with its benchmark since inception fully net of fees, we believe that even 2021’s results helped validate this thesis and our focus on longer-term results.  A second cornerstone of our positioning in 2021 was loan size.  We looked generally not to invest in every “flow” name, but to be more selective in our view, buying loan issues which are large enough to be in demand and liquid, but which are not “forced” purchases for large ETFs and funds that could be at greater risk at times of extended market volatility given generally high valuations.  While we anticipate that rising rates and strong CLO issuance will continue to support strong demand for the asset class in 2022, we do not seek to buy on technical factors or momentum alone.  Our selections still are individually researched such that we have a view on their creditworthiness and longevity in the portfolio on behalf of our investors.

Outlook

As we move into the new year, we are looking for a healthy new issue calendar across various markets and asset classes, which we believe should help investors deploy cash reserves built up over the seasonal December slowdown.  Companies may be anxious to borrow sooner, rather than later, if they perceive interest rates rising.  The COVID-19 Omicron variant situation is still unfolding, with diverging government responses to the precipitous rise in case numbers at year end 2021. We note, however, that the news flow is notably absent of lockdowns; an attempt to ‘force’ a way through the latest wave could see the global economy continuing to improve as the world begins to ‘normalize’ COVID-19 and move it from the category of pandemic to endemic.  Fiscal policy in many countries is becoming less stimulative even against the continued problematic COVID-19 backdrop. There are a lot of monetary policy assumptions embedded in rate curves, and markets will no longer have the massive liquidity injections of 2020/2021 to power them through unchartered waters. In addition, we think it is unlikely inflationary pressures will be reduced anytime soon. Spreads are tight and rates are generally trending higher, yet fundamentals are strong and supportive of credit. We believe it will likely be a year of bottom-up investing and a focus on fundamentals, which should help active managers select outperforming lower-rated credits.  The tightening of monetary and fiscal stimulus could spark credit market volatility, particularly as market valuations are high and spreads are tight, but we believe sell-offs could be quite short in duration as long term investors step in to grab yield while corporate fundamentals remain solid.

Muzinich Funds

We appreciate the confidence and trust you have placed in Muzinich.

Sincerely,

Anthony DeMeo	Stuart Fuller	Joe Galzerano

Tatjana Greil-Castro	Craig Guttenplan	Warren Hyland

Ian Horn	Michael McEachern	Sam McGairl

Brian Nold	Bryan Petermann	Torben Ronberg

Thomas Samson	Kevin Ziets

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results. Short-term performance, in particular, is not a good indication of the Funds’ future performance, and an investment should not be made solely on returns.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please see the Schedules of Investments for a complete list of holdings.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Funds in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are fully disclosed in the prospectus. Floating rate loans may not be fully collateralized and therefore may decline significantly in value. Each Fund will bear its share of the fees and expenses of investments in underlying funds or exchange-traded funds (ETFs). Shareholders will pay higher expenses than would be the case if making direct investments in underlying funds or ETFs. Because the Funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. The Funds invest in high yield debt instruments which tend to be less liquid than higher quality debt instruments. The Funds may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Please note that while the Funds’ prospectus states that the Funds may use leverage, and that they may make short sales of securities, which involve the risk that losses may exceed the original amount invested, the Funds’ portfolio managers do not anticipate engaging in either practice. The Funds will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Funds invest, but hedging involves costs and there can be no guarantee that the Funds will be perfectly hedged or that the hedging will work as anticipated. Diversification does not assure a profit, nor does it protect against a loss in a declining market.

Muzinich Funds

Must be preceded or accompanied by a prospectus.

Bond ratings are grades given to bonds that indicate their credit quality as determined by a private independent rating service. The firm evaluates a bond issuer’s financial strength, or its ability to pay a bond’s principal and interest in a timely fashion. Ratings are expressed as letters ranging from ‘AAA’ which is the highest grade to ‘D,’ which is the lowest grade. In limited situations when the rating agency has not issued a formal rating, the Advisor will classify the security as non-rated.

Index Definitions:

The ICE BofA Merrill Lynch Global Corporate & High Yield Index (GI00) is an unmanaged index tracking the performance of fixed-rate investment grade and below investment grade corporate debt publicly issued in the major domestic and Eurobond markets. Qualifying currencies include AUD, CAD, EUR, JPY, GBP, and USD. Qualifying issues must meet minimum size requirements denominated in the currency of issue, and must have a remaining term of at least one year to maturity.

The ICE BofA Merrill Lynch BB-B US Cash Pay High Yield Constrained Index (JUC4) contains all securities in The BofA Merrill Lynch US Cash Pay High Yield Index rated BB1 through B3, based on an average of Moody’s, S&P and Fitch, but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%.

The ICE BofA Merrill Lynch 1-3 Year US Corporate & Government Index (B1A0) is a subset of The BofA Merrill Lynch US Corporate & Government Index including all securities with a remaining term to final maturity less than 3 years.

The ICE BofA ML Global High Yield Index (HW00) tracks the performance of USD, CAD, GBP and EUR denominated below investment grade corporate debt publicly issued in the major domestic or eurobond markets. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of USD 250 million, EUR 250 million, GBP 100 million, or CAD 100 million.

CS Leveraged Loan Index – The CS Leveraged Loan Index is designed to mirror the investable universe of US dollar denominated leveraged loan market.  The index is rebalanced monthly on the last business day of the month instead of daily. Qualifying loans must have a minimum outstanding balance of $100 million for all facilities except TL A facilities (TL A facilities need a minimum outstanding balance of $1 billion), issuers domiciled in developed countries, at least one year long tenor, be rated “5B” or lower, fully funded and priced by a third party vendor at month-end.

Glossary:

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

Spreads are the difference between the interest rate received on a bond and the interest rate that would be received at the same time on a similar-duration U.S. government debt security.

Beta is a measure of the volatility of a security or portfolio compared to the market as a whole.

Basis points refers to a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1%, or 0.01%, or 0.0001, and is used to denote the percentage change in a financial instrument.

Muzinich & Co. is a registered investment adviser. The Muzinich Funds are distributed by Quasar Distributors, LLC.

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Muzinich Credit Opportunities Fund
(“Credit Opportunities Fund”)

SECTOR ALLOCATIONS at December 31, 2021 (Unaudited)

Sector	% of Net Assets

Banking	9.5%
Diversified Financial Services	9.0
Automotive & Auto Parts	7.9
Healthcare	7.2
Energy	5.8
Homebuilders/Real Estate	5.8
Telecommunications	5.4
Technology	4.1
Chemicals	3.5
Food/Beverage/Tobacco	3.2
Airlines	2.9
Containers	2.7
Services	2.7
Capital Goods	2.1
Transportation Excluding Air/Rail	2.1
Utilities	2.0
Consumer-Products	1.7
Super Retail	1.7
Cable/Satellite TV	1.3
Insurance	1.3
Leisure	1.3
Broadcasting	1.1
Food & Drug Retail	1.0
Gaming	0.9
Steel	0.9
Diversified Media	0.8
Hotels	0.8
Paper	0.7
Metals/Mining	0.6
Aerospace/Defense	0.4
Restaurants	0.4
Quasi & Foreign Government	0.3
Building Materials	0.2
Environmental	0.2
Publishing/Printing	0.2
Cash & Equivalents[1]	8.3
Total	100.0%

[1]	Represents cash, short-term securities and other assets in excess of liabilities.

Muzinich U.S. High Yield Credit Fund
(“U.S. High Yield Fund”)

SECTOR ALLOCATIONS at December 31, 2021 (Unaudited)

Sector	% of Net Assets

Energy	15.1%
Telecommunications	8.2
Healthcare	8.0
Cable/Satellite TV	6.0
Homebuilders/Real Estate	6.0
Automotive & Auto Parts	5.0
Diversified Financial Services	4.7
Broadcasting	4.4
Services	4.3
Airlines	3.6
Leisure	3.6
Utilities	2.8
Gaming	2.6
Restaurants	2.5
Banking	2.4
Capital Goods	2.4
Building Materials	2.3
Food/Beverage/Tobacco	2.2
Super Retail	2.1
Chemicals	2.0
Metals/Mining	2.0
Technology	2.0
Containers	1.4
Steel	1.2
Insurance	1.1
Diversified Media	0.8
Consumer Products	0.6
Publishing/Printing	0.5
Transportation Excluding Air/Rail	0.4
Aerospace/Defense	0.3
Environmental	0.2
Hotels	0.1
Cash & Equivalents[1]	(0.8)
Total	100.0%

[1]	Represents cash and liabilities in excess of other assets.

Muzinich Low Duration Fund
(“Low Duration Fund”)

SECTOR ALLOCATIONS at December 31, 2021 (Unaudited)

Sector	% of Net Assets

Banking	24.9%
Diversified Financial Services	17.3
Automotive & Auto Parts	5.6
Homebuilders/Real Estate	4.9
Telecommunications	4.0
Airlines	3.9
Transportation Excluding Air/Rail	3.2
Energy	3.1
Services	3.1
Collateralized Debt Obligation	2.9
Healthcare	2.9
Food/Beverage/Tobacco	2.2
Super Retail	2.2
Utilities	2.2
Leisure	1.9
Technology	1.6
Capital Goods	1.5
Chemicals	1.3
Insurance	1.1
Hotels	0.9
Building Materials	0.8
Gaming	0.8
Cable/Satellite TV	0.7
Food & Drug Retail	0.6
Diversified Media	0.6
Consumer-Products	0.5
Broadcasting	0.4
Quasi & Foreign Government	0.4
Environmental	0.3
Metals/Mining	0.3
Paper	0.3
Publishing/Printing	0.3
Containers	0.2
Steel	0.2
Aerospace/Defense	0.1
Railroads	0.1
Cash & Equivalents[1]	2.7
Total	100.0%

[1]	Represents cash and other assets in excess of liabilities.

Muzinich High Income Floating Rate Fund
(“Floating Rate Fund”)

SECTOR ALLOCATIONS at December 31, 2021 (Unaudited)

Sector	% of Net Assets

Healthcare	14.7%
Technology	11.3
Diversified Financial Services	7.6
Capital Goods	7.0
Services	6.9
Diversified Media	5.2
Telecommunications	4.7
Chemicals	3.8
Automotive & Auto Parts	3.5
Super Retail	3.5
Broadcasting	3.3
Food/Beverage/Tobacco	3.1
Energy	2.8
Transportation Excluding Air/Rail	2.3
Cable/Satellite TV	2.1
Airlines	1.8
Consumer Products	1.6
Steel	1.5
Paper	1.1
Building Materials	1.0
Containers	1.0
Environmental	0.8
Publishing/Printing	0.8
Gaming	0.7
Utilities	0.6
Banking	0.4
Insurance	0.4
Metals/Mining	0.4
Homebuilders/Real Estate	0.3
Leisure	0.2
Cash & Equivalents[1]	5.6
Total	100.0%

[1]	Represents cash and other assets in excess of liabilities.

Credit Opportunities Fund

HISTORICAL PERFORMANCE – SUPRA INSTITUTIONAL CLASS

Value of $5,000,000 vs. ICE BofAML Global Corporate & High Yield Index (GI00)
and ICE BofAML Global Corporate & High Yield Index (USD 100% Hedged)
(Unaudited)

Average Annual				Since Inception	Ending Value
Returns for the Year Ended December 31, 2021	1 Year	3 Year	5 Year	(1/3/2013)	(12/31/2021)
Credit Opportunities Fund – Supra Institutional Class	1.11%	5.99%	4.55%	4.65%	$7,523,844
ICE BofAML Global Corporate &
High Yield Index (GI00)	-0.36%	6.25%	4.48%	4.16%	$7,212,872
ICE BofAML Global Corporate &
High Yield Index (USD 100% Hedged)	-0.14%	6.75%	5.04%	4.50%	$7,430,321

This chart illustrates the performance of a hypothetical $5,000,000 investment made on January 3, 2013, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends and return of capital, if applicable, for the Fund and dividends for the index.

Credit Opportunities Fund

HISTORICAL PERFORMANCE – INSTITUTIONAL CLASS

Value of $1,000,000 vs. ICE BofAML Global Corporate & High Yield Index (GI00)
and ICE BofAML Global Corporate & High Yield Index (USD 100% Hedged)
(Unaudited)

Average Annual				Since Inception	Ending Value
Returns for the Year Ended December 31, 2021	1 Year	3 Year	5 Year	(10/15/2014)	(12/31/2021)
Credit Opportunities Fund – Institutional Class	1.02%	5.88%	4.49%	4.18%	$1,343,052
ICE BofAML Global Corporate &
High Yield Index (GI00)	-0.36%	6.25%	4.48%	4.03%	$1,329,626
ICE BofAML Global Corporate &
High Yield Index (USD 100% Hedged)	-0.14%	6.75%	5.04%	4.50%	$1,370,664

This chart illustrates the performance of a hypothetical $1,000,000 investment made on October 15, 2014, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends and return of capital, if applicable, for the Fund and dividends for the index.

U.S. High Yield Fund

HISTORICAL PERFORMANCE – SUPRA INSTITUTIONAL CLASS

Value of $5,000,000 vs. ICE BofAML BB-B
Cash Pay High Yield Constrained Index (JUC4)
(Unaudited)

Average Annual				Since Inception	Ending Value
Returns for the Year Ended December 31, 2021	1 Year	3 Year	5 Year	(3/31/2016)	(12/31/2021)
U.S. High Yield Fund – Supra Institutional Class	4.43%	8.25%	5.60%	6.22%	$7,075,302
ICE BofAML BB-B Cash Pay
High Yield Constrained Index (JUC4)	4.58%	8.56%	6.04%	7.20%	$7,458,196

This chart illustrates the performance of a hypothetical $5,000,000 investment made on March 31, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends and return of capital, if applicable, for the Fund and dividends for the index.

U.S. High Yield Fund

HISTORICAL PERFORMANCE – INSTITUTIONAL CLASS

Value of $1,000,000 vs. ICE BofAML BB-B
Cash Pay High Yield Constrained Index (JUC4)
(Unaudited)

Average Annual			Since Inception	Ending Value
Returns for the Year Ended December 31, 2021	1 Year	3 Year	(3/27/2017)	(12/31/2021)
U.S. High Yield Fund – Institutional Class	4.42%	8.23%	5.69%	$1,301,534
ICE BofAML BB-B Cash Pay
High Yield Constrained Index (JUC4)	4.58%	8.56%	6.07%	$1,323,885

This chart illustrates the performance of a hypothetical $1,000,000 investment made on March 27, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends and return of capital, if applicable, for the Fund and dividends for the index.

Low Duration Fund

HISTORICAL PERFORMANCE – SUPRA INSTITUTIONAL CLASS

Value of $5,000,000 vs. ICE BofAML
1-3 Year U.S. Corporate & Government Index (B1A0)
(Unaudited)

Average Annual				Since Inception	Ending Value
Returns for the Year Ended December 31, 2021	1 Year	3 Year	5 Year	(6/30/2016)	(12/31/2021)
Low Duration Fund – Supra Institutional Class	2.50%	4.31%	3.58%	3.47%	$6,033,854
ICE BofAML 1-3 Year U.S. Corporate &
Government Index (B1A0)	-0.41%	2.32%	1.89%	1.64%	$5,469,727

This chart illustrates the performance of a hypothetical $5,000,000 investment made on June 30, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends and return of capital, if applicable, for the Fund and dividends for the index.

Low Duration Fund

HISTORICAL PERFORMANCE – INSTITUTIONAL CLASS

Value of $1,000,000 vs. ICE BofAML
1-3 Year U.S. Corporate & Government Index (B1A0)
(Unaudited)

Average Annual		Since Inception	Ending Value
Returns for the Year Ended December 31, 2021	1 Year	(4/30/2019)	(12/31/2021)
Low Duration Fund – Institutional Class	2.66%	3.35%	$1,092,085
ICE BofAML 1-3 Year U.S. Corporate & Government Index (B1A0)	-0.41%	2.05%	$1,055,669

This chart illustrates the performance of a hypothetical $1,000,000 investment made on April 30, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends and return of capital, if applicable, for the Fund and dividends for the index.

Floating Rate Fund

HISTORICAL PERFORMANCE – INSTITUTIONAL CLASS

Value of $1,000,000 vs. Credit Suisse Leveraged Loan Index
(Unaudited)

Average Annual			Since Inception	Ending Value
Returns for the Year Ended December 31, 2021	1 Year	3 Year	(6/29/2018)	(12/31/2021)
Floating Rate Fund – Institutional Class	4.50%	5.55%	4.29%	$1,158,906
Credit Suisse Leveraged Loan Index	5.40%	5.43%	4.27%	$1,157,568

This chart illustrates the performance of a hypothetical $1,000,000 investment made on June 29, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends and return of capital, if applicable, for the Fund and dividends for the index.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2021

Principal
Amount†			Value
CORPORATE BONDS: 80.5%

Aerospace/Defense: 0.5%
		TransDigm Inc
	1,525,000	8.000%, 12/15/25	$1,610,804
Airlines: 2.9%
		American Airlines Inc/
		AAdvantage Loyalty IP Ltd
	550,000	5.500%, 4/20/26	572,786
	425,000	5.750%, 4/20/29	454,591
		Delta Air Lines Inc
	950,000	7.375%, 1/15/26	1,119,309
	1,075,000	4.375%, 4/19/28	1,147,101
		easyJet PLC
EUR	350,000	1.750%, 2/9/23	404,366
EUR	350,000	0.875%, 6/11/25	400,677
		Emirates Airline
	753,303	4.500%, 2/6/25	773,801
		International Consolidated Airlines
EUR	700,000	1.500%, 7/4/27	711,337
		Mileage Plus Holdings LLC /
		Mileage Plus Intellectual
		Property Assets Ltd
	2,475,000	6.500%, 6/20/27	2,645,787
		Singapore Airlines Ltd
	1,836,000	3.000%, 7/20/26	1,871,162
		Wizz Air Finance Co BV
EUR	800,000	1.350%, 1/19/24	920,534
			11,021,451
Automotive & Auto Parts: 7.4%
		Faurecia SE
EUR	850,000	2.375%, 6/15/27	973,094
		FCE Bank PLC
EUR	1,050,000	1.615%, 5/11/23	1,220,019
		Ford Motor Co
	775,000	3.250%, 2/12/32	795,150
		Ford Motor Credit Co LLC
	4,250,000	3.087%, 1/9/23	4,327,435
	1,125,000	3.370%, 11/17/23	1,161,562
	1,375,000	4.063%, 11/1/24	1,448,542
		General Motors Co
	1,650,000	6.125%, 10/1/25	1,897,854
	1,400,000	6.800%, 10/1/27	1,720,738
		General Motors Financial Co Inc
	1,575,000	2.700%, 8/20/27	1,604,349
		Hyundai Capital America
	2,575,000	1.650%, 9/17/26	2,528,011
		IHO Verwaltungs GmbH
EUR	900,000	3.625% Cash or 4.000%
		PIK, 5/15/25 PIK	1,039,388
EUR	400,000	3.750% Cash or 5.000%
		PIK, 9/15/26 PIK	463,228
		Kia Corp
	470,000	3.250%, 4/21/26	495,752
		Nissan Motor Co Ltd
EUR	600,000	2.652%, 3/17/26	733,187
		RCI Banque SA
EUR	500,000	1.000%, 5/17/23	575,123
EUR	490,000	1.625%, 5/26/26	579,493
		Schaeffler AG
EUR	900,000	2.750%, 10/12/25	1,088,689
		Valeo
EUR	800,000	1.000%, 8/3/28	888,692
		Volkswagen International
		Finance NV
EUR	1,900,000	3.500% (5 Year Swap Rate
		EUR + 3.746%), 6/17/25 [1,3,4]	2,308,889
		Volvo Car AB
EUR	750,000	2.500%, 10/7/27	922,908
		ZF Finance Gmbh
EUR	900,000	2.750%, 5/25/27	1,052,937
			27,825,040
Banking: 7.8%
		ABN AMRO Bank NV
	3,400,000	4.400% (5 Year Swap Rate
		USD + 2.197%), 3/27/28 [1,4]	3,512,815
		AIB Group PLC
EUR	2,200,000	2.875% (5 Year Swap Rate
		EUR + 3.300%), 5/30/31 [1,4]	2,644,977
		Banco Bradesco SA
	909,000	3.200%, 1/27/25	921,944
		Banco Daycoval SA
	850,000	4.250%, 12/13/24	867,008
		Banco do Brasil SA
	971,000	4.750%, 3/20/24	1,015,836
		Bancolombia SA
	500,000	4.875% (5 Year CMT
		Rate + 2.929%), 10/18/27 [1,4]	500,757
		Bank Leumi Le-Israel BM
	1,330,000	3.275% (5 Year CMT
		Rate + 1.631%), 1/29/31 [1,4]	1,334,987
		Bank of Ireland Group PLC
EUR	1,200,000	1.375% (5 Year Swap Rate
		EUR + 1.650%), 8/11/31 [1,4]	1,352,688
		BBVA Bancomer SA
	1,282,000	1.875%, 9/18/25	1,272,456
		CaixaBank SA
EUR	800,000	2.750% (5 Year Swap Rate
		EUR + 2.350%), 7/14/28 [1,4]	941,032
EUR	900,000	2.250% (5 Year Swap Rate
		EUR + 1.680%), 4/17/30 [1,4]	1,065,146
		Deutsche Bank AG
	1,461,000	4.296% (5 Year Swap Rate
		USD + 2.248%), 5/24/28 [1,4]	1,501,585

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2021 (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 80.5% (Continued)

Banking: 7.8% (Continued)
		Erste Group Bank AG
EUR	1,100,000	0.875% (5 Year Swap Rate
		EUR + 1.100%), 11/15/32 [1,4]	$1,237,653
EUR	1,000,000	6.500% (5 Year Swap Rate
		EUR + 6.204%), 4/15/24 [1,3,4]	1,256,561
		Global Bank Corp
	800,000	5.250% (3 Month LIBOR
		USD + 3.300%), 4/16/29 [1,4]	829,472
		ING Groep NV
	3,050,000	4.700% (5 Year Swap Rate
		USD + 1.938%), 3/22/28 [1,4]	3,161,005
		La Banque Postale SA
EUR	1,600,000	0.875% (5 Year Swap Rate
		EUR + 1.380%), 1/26/31 [1,4]	1,802,347
		QNB Finance Ltd
	2,115,000	2.625%, 5/12/25	2,175,077
		Skandinaviska Enskilda Banken AB
EUR	700,000	1.375% (5 Year Swap Rate
		EUR + 1.350%), 10/31/28 [1,4]	814,168
		Standard Chartered PLC
	1,300,000	3.516% (5 Year CMT
		Rate + 1.850%), 2/12/30 [1,4]	1,336,001
			29,543,515
Broadcasting: 1.1%
		Discovery Communications LLC
	1,100,000	4.900%, 3/11/26	1,227,653
		Netflix Inc
EUR	1,050,000	3.000%, 6/15/25	1,297,802
		Sirius XM Radio Inc
	250,000	3.125%, 9/1/26	250,401
		TEGNA Inc
	1,400,000	4.750%, 3/15/26	1,457,477
			4,233,333
Building Materials: 0.2%
		Cemex SAB de CV
	570,000	7.375%, 6/5/27	628,254

Cable/Satellite TV: 1.3%
		CCO Holdings LLC /
		CCO Holdings Capital Corp
	2,000,000	5.000%, 2/1/28	2,084,000
		CSC Holdings LLC
	2,850,000	5.875%, 9/15/22	2,924,143
			5,008,143
Capital Goods: 1.9%
		AGCO International Holdings BV
EUR	600,000	0.800%, 10/6/28	677,399
		Alfa SAB de CV
	1,410,000	5.250%, 3/25/24	1,494,311
		Emerson Electric Co
	1,975,000	2.200%, 12/21/31	1,971,424
	1,475,000	2.800%, 12/21/51	1,449,249
		Highland Holdings SARL
EUR	900,000	0.318%, 12/15/26	1,023,272
		Traton Finance Luxembourg SA
EUR	600,000	0.125%, 11/10/24	682,007
			7,297,662
Chemicals: 2.8%
		Alpek SAB de CV
	891,000	4.250%, 9/18/29	949,080
		Equate Petrochemical BV
	500,000	4.250%, 11/3/26	544,605
		Kraton Polymers LLC /
		Kraton Polymers Capital Corp
EUR	425,000	5.250%, 5/15/26	497,919
		MEGlobal Canada ULC
	500,000	5.000%, 5/18/25	546,518
		OCI NV
EUR	967,500	3.625%, 10/15/25	1,144,045
		Orbia Advance Corp SAB de CV
	1,000,000	4.000%, 10/4/27	1,070,080
		Sherwin-Williams Co
	2,975,000	3.450%, 6/1/27	3,223,037
	1,425,000	2.900%, 3/15/52	1,400,935
		UPL Corp Ltd
	1,222,000	4.500%, 3/8/28	1,287,448
			10,663,667
Consumer-Products: 0.8%
		Church & Dwight Co Inc
	900,000	3.150%, 8/1/27	954,173
		Mattel Inc
	1,025,000	3.750%, 4/1/29	1,063,627
		Tempur Sealy International Inc
	1,075,000	3.875%, 10/15/31	1,078,703
			3,096,503
Containers: 2.7%
		Ardagh Packaging Finance PLC /
		Ardagh Holdings USA Inc
EUR	1,525,000	2.125%, 8/15/26	1,704,528
EUR	825,000	2.125%, 8/15/26	922,984
	3,050,000	4.125%, 8/15/26	3,122,437
		Ball Corp
	1,500,000	4.000%, 11/15/23	1,567,500
	1,275,000	3.125%, 9/15/31	1,260,930
		DS Smith PLC
EUR	525,000	0.875%, 9/12/26	606,660
		SIG Combibloc PurchaseCo SARL
EUR	775,000	2.125%, 6/18/25	927,446
			10,112,485
Diversified Financial Services: 8.2%
		AerCap Ireland Capital DAC /
		AerCap Global Aviation Trust
	2,000,000	3.000%, 10/29/28	2,031,576
	1,800,000	3.300%, 1/30/32	1,838,960

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2021 (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 80.5% (Continued)

Diversified Financial Services: 8.2% (Continued)
		Alliance Data Systems Corp
	1,800,000	4.750%, 12/15/24	$1,838,520
		AXA Logistics Europe Master SCA
EUR	1,000,000	0.375%, 11/15/26	1,124,201
		Block Inc
	2,075,000	3.500%, 6/1/31	2,130,465
		Credit Suisse Group AG
	1,800,000	7.500% (5 Year Swap Rate
		USD + 4.598%), 12/11/23 [1,3,4]	1,948,928
		Goldman Sachs Group Inc
	2,325,000	1.542% (SOFR +
		0.818%), 9/10/27 [1,4]	2,280,549
		Grupo de Inversiones
		Suramericana SA
	1,500,000	5.500%, 4/29/26	1,593,015
		Icahn Enterprises LP /
		Icahn Enterprises Finance Corp
	1,425,000	6.375%, 12/15/25	1,451,477
		ICD Funding Ltd
	1,900,000	3.223%, 4/28/26	1,913,760
		Intrum AB
EUR	1,175,000	4.875%, 8/15/25	1,394,485
		Itau Unibanco Holding SA
	450,000	5.125%, 5/13/23	472,221
		JAB Holdings BV
EUR	800,000	2.500%, 4/17/27	999,622
		MSCI Inc
	1,550,000	3.625%, 11/1/31	1,610,349
		OneMain Finance Corp
	625,000	6.125%, 3/15/24	663,394
		Power Finance Corp Ltd
	1,147,000	3.950%, 4/23/30	1,187,809
		SoftBank Group Corp
	300,000	5.375%, 7/30/22	303,669
	2,425,000	5.125%, 9/19/27	2,452,547
		SPARC EM SPC Panama
		Metro Line 2 SP
	27,781	—%, 12/5/22 5	27,539
		UBS Group AG
	3,500,000	7.000% (USSW5YF +
		4.866%), 2/19/25 [1,3,4]	3,906,000
			31,169,086
Diversified Media: 0.5%
		Adevinta ASA
EUR	1,575,000	2.625%, 11/15/25	1,835,722

Energy: 5.8%
		Blue Racer Midstream LLC /
		Blue Racer Finance Corp
	775,000	7.625%, 12/15/25	822,306
		BP Capital Markets PLC
EUR	1,250,000	3.250% (5 Year Swap Rate
		EUR + 3.880%), 3/22/26 [1,3,4]	1,510,192
		Cheniere Corpus Christi
		Holdings LLC
	2,475,000	5.125%, 6/30/27	2,796,122
		DCP Midstream Operating LP
	950,000	3.250%, 2/15/32	958,659
		Energean Israel Finance Ltd
	1,370,000	4.500%, 3/30/24	1,380,275
		Energy Transfer LP
	1,100,000	5.500%, 6/1/27	1,255,721
		EQT Corp
	1,100,000	6.625%, 2/1/25 [1]	1,241,641
	525,000	3.125%, 5/15/26	539,577
	525,000	3.625%, 5/15/31	545,504
		Galaxy Pipeline Assets Bidco Ltd
	1,213,526	1.750%, 9/30/27	1,217,396
		Leviathan Bond Ltd
	630,000	5.750%, 6/30/23	648,226
	775,000	6.125%, 6/30/25	821,043
		Oleoducto Central SA
	924,000	4.000%, 7/14/27	919,842
		Rockies Express Pipeline LLC
	2,425,000	3.600%, 5/15/25	2,500,308
		Sabine Pass Liquefaction LLC
	1,725,000	5.000%, 3/15/27	1,939,875
		Shell International Finance BV
EUR	300,000	1.875%, 4/7/32	376,814
		Southwestern Energy Co
	325,000	4.750%, 2/1/32	342,763
		Wintershall Dea Finance 2 BV
EUR	1,100,000	2.499% (5 Year Swap Rate
		EUR + 2.924%), 4/20/26 [1,3,4]	1,232,867
		Wintershall Dea Finance BV
EUR	800,000	0.840%, 9/25/25	924,850
			21,973,981
Environmental: 0.2%
		GFL Environmental Inc
	800,000	3.750%, 8/1/25	808,992

Food & Drug Retail: 1.0%
		Albertsons Cos Inc / Safeway Inc /
		New Albertsons LP /
		Albertsons LLC
	1,372,000	3.500%, 2/15/23	1,397,457
	1,825,000	7.500%, 3/15/26	1,950,350
		Roadster Finance DAC
EUR	525,000	1.625%, 12/9/24	614,164
			3,961,971

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2021 (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 80.5% (Continued)

Food/Beverage/Tobacco: 3.2%
		Anheuser-Busch Cos LLC /
		Anheuser-Busch InBev
		Worldwide Inc
	975,000	4.700%, 2/1/36	$1,180,195
		BRF SA
	850,000	4.750%, 5/22/24	886,363
		General Mills Inc
EUR	625,000	0.125%, 11/15/25	709,623
		Herbalife Nutrition Ltd /
		HLF Financing Inc
	1,950,000	7.875%, 9/1/25	2,073,932
		Kraft Heinz Foods Co
	1,100,000	3.875%, 5/15/27	1,190,187
		Louis Dreyfus Co Finance BV
EUR	1,575,000	2.375%, 11/27/25	1,910,049
		Post Holdings Inc
	1,200,000	5.750%, 3/1/27	1,240,446
		Sigma Alimentos S.A. de CV
	1,048,000	4.125%, 5/2/26	1,112,452
		Viterra Finance BV
EUR	1,575,000	0.375%, 9/24/25	1,784,035
			12,087,282
Gaming: 0.9%
		Caesars Entertainment Inc
	2,400,000	6.250%, 7/1/25	2,522,160
		Playtech Plc
EUR	800,000	4.250%, 3/7/26	933,077
			3,455,237
Healthcare: 5.7%
		Avantor Funding Inc
EUR	1,475,000	2.625%, 11/1/25	1,722,293
		Bausch Health Cos Inc
	2,879,000	6.125%, 4/15/25	2,940,179
	1,925,000	5.750%, 8/15/27	2,000,075
		Becton Dickinson and Co
	1,100,000	3.700%, 6/6/27	1,200,406
		Centene Corp
	1,075,000	2.450%, 7/15/28	1,060,530
	1,000,000	4.625%, 12/15/29	1,080,190
		CVS Health Corp
	1,100,000	3.625%, 4/1/27	1,195,219
	2,100,000	5.050%, 3/25/48	2,759,430
		GN Store Nord AS
EUR	1,125,000	0.875%, 11/25/24	1,287,331
		HCA Inc
	1,050,000	3.500%, 9/1/30	1,111,819
		Laboratory Corp of
		America Holdings
	1,100,000	3.600%, 9/1/27	1,189,831
		MPT Operating Partnership LP /
		MPT Finance Corp
EUR	475,000	0.993%, 10/15/26	537,464
		Prime Healthcare Services Inc
	800,000	7.250%, 11/1/25	848,940
		Select Medical Corp
	625,000	6.250%, 8/15/26	662,584
		Tenet Healthcare Corp
	1,550,000	7.500%, 4/1/25	1,633,158
		Werfenlife SA
EUR	400,000	0.500%, 10/28/26	453,597
			21,683,046
Homebuilders/Real Estate: 5.8%
		ARGAN SA
EUR	1,000,000	1.011%, 11/17/26	1,136,780
		Blackstone Property Partners
		Europe Holdings SARL
EUR	625,000	2.000%, 2/15/24	735,434
EUR	950,000	1.000%, 10/20/26	1,084,539
		Cepsa Finance SA
EUR	600,000	2.250%, 2/13/26	724,752
		Crown Castle International Corp
	1,350,000	3.650%, 9/1/27	1,452,365
		CTP NV
EUR	1,025,000	0.625%, 9/27/26	1,154,151
		Equinix Inc
	1,925,000	1.800%, 7/15/27	1,896,523
		Fastighets AB Balder
EUR	1,725,000	2.873% (5 Year Swap Rate
		EUR + 3.188%), 6/2/81 [1,4]	1,878,234
		Global Infrastructure Solutions Inc
	2,694,000	5.625%, 6/1/29	2,765,324
		KB Home
	425,000	4.000%, 6/15/31	441,547
		Lar Espana Real Estate Socimi SA
EUR	700,000	1.750%, 7/22/26	811,853
		Lennar Corp
	1,400,000	4.750%, 11/29/27	1,587,782
		Logicor Financing SARL
EUR	1,000,000	0.750%, 7/15/24	1,152,404
		Rayonier LP
	1,375,000	2.750%, 5/17/31	1,374,861
		Toll Brothers Finance Corp
	1,075,000	3.800%, 11/1/29	1,157,167
		TopBuild Corp
	525,000	4.125%, 2/15/32	539,535
		Tritax EuroBox PLC
EUR	1,100,000	0.950%, 6/2/26	1,255,296
		VIA Outlets BV
EUR	725,000	1.750%, 11/15/28	824,975
			21,973,522

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2021 (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 80.5% (Continued)

Hotels: 0.8%
		Hilton Domestic Operating Co Inc
	900,000	5.375%, 5/1/25	$937,472
	1,450,000	3.625%, 2/15/32	1,444,787
		Whitbread Group PLC
GBP	300,000	3.375%, 10/16/25	421,121
			2,803,380
Insurance: 1.0%
		Allianz SE
EUR	2,000,000	4.750% (3 Month EURIBOR +
		3.600%), 10/24/23 [1,3,4]	2,459,156
		AXA SA
EUR	1,175,000	3.875% (EUSA11 + 3.250%),
		10/8/25 [1,3,4]	1,491,135
			3,950,291
Leisure: 1.3%
		Expedia Group Inc
	1,350,000	6.250%, 5/1/25	1,524,701
	775,000	5.000%, 2/15/26	863,155
	1,100,000	4.625%, 8/1/27	1,226,447
	1,375,000	2.950%, 3/15/31	1,375,987
			4,990,290
Metals/Mining: 0.6%
		AngloGold Ashanti Holdings PLC
	500,000	3.750%, 10/1/30	504,240
		Gold Fields Orogen Holdings BVI Ltd
	585,000	6.125%, 5/15/29	673,785
		Orano SA
EUR	1,000,000	2.750%, 3/8/28	1,188,308
			2,366,333
Paper: 0.4%
		Inversiones CMPC SA
	1,200,000	4.375%, 4/4/27	1,324,200

Publishing/Printing: 0.2%
		Informa PLC
EUR	700,000	2.125%, 10/6/25	835,733

Quasi & Foreign Government: 0.3%
		Indian Railway Finance Corp Ltd
	1,095,000	3.730%, 3/29/24	1,141,201

Restaurants: 0.4%
		Darden Restaurants Inc
	1,400,000	3.850%, 5/1/27	1,517,603

Services: 1.4%
		InPost SA
EUR	600,000	2.250%, 7/15/27	670,288
		ISS Finance BV
EUR	525,000	1.250%, 7/7/25	615,190
		ISS Global A/S
EUR	850,000	0.875%, 6/18/26	976,387
		Verisure Holding AB
EUR	800,000	3.875%, 7/15/26	929,868
		WASH Multifamily Acquisition Inc
	475,000	5.750%, 4/15/26	499,793
		WESCO Distribution Inc
	1,525,000	7.125%, 6/15/25	1,618,444
			5,309,970
Steel: 0.6%
		JSW Steel Ltd
	1,250,000	5.950%, 4/18/24	1,323,930
		Usiminas International SARL
	712,000	5.875%, 7/18/26	737,689
			2,061,619
Super Retail: 0.9%
		Advance Auto Parts Inc
	1,350,000	1.750%, 10/1/27	1,313,856
		Home Depot Inc
	975,000	5.875%, 12/16/36	1,385,331
		Levi Strauss & Co
	834,000	3.500%, 3/1/31	851,568
			3,550,755
Technology: 3.4%
		Arqiva Broadcast Finance PLC
GBP	1,800,000	6.750%, 9/30/23	2,476,686
		Broadcom Inc
	675,000	1.950%, 2/15/28	668,481
	1,895,000	3.137%, 11/15/35	1,911,231
	1,325,000	3.187%, 11/15/36	1,326,844
		Dell Bank International DAC
EUR	1,375,000	0.500%, 10/27/26	1,556,681
		Dell International LLC / EMC Corp
	1,100,000	6.100%, 7/15/27	1,313,902
		Nokia Oyj
EUR	725,000	3.125%, 5/15/28	921,869
		NXP BV / NXP Funding LLC /
		NXP USA Inc
	900,000	3.150%, 5/1/27	947,693
		Open Text Corp
	550,000	3.875%, 2/15/28	561,434
		Open Text Holdings Inc
	1,100,000	4.125%, 12/1/31	1,112,711
			12,797,532
Telecommunications: 4.9%
		AT&T Inc
	1,100,000	4.250%, 3/1/27	1,221,750
		Bharti Airtel International
		Netherlands BV
	500,000	5.350%, 5/20/24	538,074

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2021 (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 80.5% (Continued)

Telecommunications: 4.9% (Continued)
		Lumen Technologies Inc
	2,575,000	5.125%, 12/15/26	$2,683,510
		Matterhorn Telecom SA
EUR	565,000	3.125%, 9/15/26	643,268
		PPF Telecom Group BV
EUR	1,225,000	3.250%, 9/29/27	1,499,643
		Sprint Corp
	2,138,000	7.875%, 9/15/23	2,357,626
		TalkTalk Telecom Group Ltd
GBP	700,000	3.875%, 2/20/25	905,372
		T-Mobile USA Inc
	675,000	2.250%, 2/15/26	677,717
	450,000	2.250%, 2/15/26	451,811
	2,975,000	3.750%, 4/15/27	3,225,103
	1,700,000	3.875%, 4/15/30	1,863,369
	1,075,000	3.500%, 4/15/31	1,119,860
		Vmed O2 UK Financing I PLC
GBP	1,010,000	4.000%, 1/31/29	1,343,439
			18,530,542
Transportation Excluding Air/Rail: 1.8%
		Autostrade per l’Italia SPA
EUR	1,700,000	1.750%, 2/1/27	1,993,027
		DP World Ltd/United Arab Emirates
EUR	1,095,000	2.375%, 9/25/26	1,323,406
		FedEx Corp
EUR	325,000	1.300%, 8/5/31	381,668
		Gatwick Funding Ltd
GBP	250,000	6.125%, 3/2/26 [1]	392,394
		Go-Ahead Group PLC
GBP	800,000	2.500%, 7/6/24	1,067,092
		Heathrow Funding Ltd
GBP	525,000	7.125%, 2/14/24	785,691
		Stagecoach Group PLC
GBP	680,000	4.000%, 9/29/25	982,218
			6,925,496
Utilities: 1.8%
		Acquirente Unico SPA
EUR	850,000	2.800%, 2/20/26	1,053,354
		EnBW Energie Baden-
		Wuerttemberg AG
EUR	1,100,000	1.125% (5 Year Swap Rate
		EUR + 1.424%), 11/5/79 [1,4]	1,260,388
		Iberdrola International BV
EUR	600,000	3.250% (5 Year Swap Rate
		EUR + 2.973%), 11/12/24 [1,3,4]	734,488
EUR	600,000	2.625% (5 Year Swap Rate
		EUR + 2.061%), 3/26/24 [1,3,4]	717,690
		National Central Cooling Co PJSC
	1,600,000	2.500%, 10/21/27	1,579,523
		Redexis Gas Finance BV
EUR	500,000	1.875%, 5/28/25	597,469
		Suez SA
EUR	800,000	2.875% (5 Year Swap Rate
		EUR + 2.504%), 1/19/24 [1,3,4]	949,913
			6,892,825
TOTAL CORPORATE BONDS
(Cost $304,966,678)			304,987,466

CONVERTIBLE BONDS: 1.7%

Banking: 1.7%
		Bank of Ireland Group PLC
	2,075,000	4.125% (5 Year CMT
		Rate + 2.500%), 9/19/27 [1,4]	2,100,383
		Barclays PLC
EUR	800,000	2.000% (5 Year Swap Rate
		EUR + 1.900%), 2/7/28 [1,4]	927,443
		Deutsche Bank AG
EUR	1,700,000	5.625% (5 Year Swap Rate
		EUR + 6.000%), 5/19/31 [1,4]	2,271,460
		Westpac Banking Corp
EUR	850,000	0.766% (5 Year Swap Rate
		EUR + 1.050%), 5/13/31 [1,4]	956,510
			6,255,796
TOTAL CONVERTIBLE BONDS
(Cost $6,262,076)			6,255,796

BANK LOANS: 9.5%

Automotive & Auto Parts: 0.5%
		First Brands 1st Lien (Trico) (3/21)
	2,006,044	6.000% (3 Months LIBOR +
		5.000%), 3/30/27 [1,2]	2,019,083

Capital Goods: 0.2%
		Alison US B-1 (Alstom)
	504,565	6.500% (3 Months LIBOR +
		5.500%), 8/29/23 [1,2]	409,202
		Alison US B-2 (Alstom)
	500,661	6.500% (3 Months LIBOR +
		5.500%), 8/29/23 [1,2]	406,036
			815,238
Chemicals: 0.7%
		Rohm Holding USD
	2,474,684	4.904% (6 Months LIBOR +
		4.750%), 7/31/26 [1,2]	2,475,710

Consumer-Products: 0.9%
		Journey Personal Care B (Domtar)
	1,368,125	5.000% (3 Months LIBOR +
		4.250%), 3/1/28 [1,2]	1,369,268
The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2021 (Continued)

Principal
Amount†			Value
BANK LOANS: 9.5% (Continued)

Consumer-Products: 0.9% (Continued)
		Kronos Acquisition
		(KIK Custom) B (1/21)
	1,980,000	4.250% (1 Month LIBOR +
		3.750%), 12/22/26 [1,2]	$1,927,104
			3,296,372
Diversified Financial Services: 0.8%
		Jane Street Group (1/21)
	1,806,750	2.854% (1 Month LIBOR +
		2.750%), 1/26/28 [1,2]	1,795,268
		Trans Union B5
	1,125,000	1.854% (1 Month LIBOR +
		1.750%), 11/13/26 [1,2,7,8]	1,115,156
			2,910,424
Diversified Media: 0.3%
		Clear Channel Outdoor Holdings B
	1,234,217	3.629% (3 Months LIBOR +
		3.500%), 8/21/26 [1,2]	1,218,919

Healthcare: 1.5%
		Auris Luxembourg III B
		(Siemens/Sivantos/Widex)
	1,231,016	3.854% (1 Month LIBOR +
		3.750%), 2/27/26 [1,2]	1,223,710
		Milano Acquisition B
	744,361	4.750% (3 Months LIBOR +
		4.000%), 10/1/27 [1,2]	747,245
		One Call (One Call Medical) (3/21)
	2,089,500	6.250% (3 Months LIBOR +
		5.500%), 4/22/27 [1,2]	2,099,300
		Onex Carestream
		(2023 EXTENDED TERM)
	1,162,801	7.750% (3 Months LIBOR +
		6.750%), 5/8/23 [1,2]	1,168,376
		Verscend (2/21)
	572,125	4.104% (1 Month LIBOR +
		4.000%), 8/27/25 [1,2]	572,697
			5,811,328
Insurance: 0.3%
		Acrisure B (1/20)
	1,234,297	3.632% (3 Months LIBOR +
		3.500%), 2/16/27 [1,2]	1,222,571

Paper: 0.3%
		Spa Holdings 3 (Ahlstrom) B
	1,141,397	4.750% (3 Months LIBOR +
		4.000%), 2/4/28 [1,2]	1,144,250

Services: 1.2%
		Franchise Group First Out
	1,630,890	5.500% (3 Months LIBOR +
		4.750%), 3/10/26 [1,2]	1,635,644
		LBM Acquisition B
	394,427	4.500% (3 Months LIBOR +
		3.750%), 12/17/27 [1,2]	391,500
		Revint (10/20)
	1,488,769	4.750% (1 Month LIBOR +
		4.250%), 10/15/27 [1,2]	1,492,491
		Summer (BC) Bidco B1
	1,234,257	5.180% (3 Months LIBOR +
		5.000%), 12/4/26 [1,2]	1,235,491
			4,755,126
Steel: 0.3%
		Zekelman Industries
		(JMC Steel) (01/20)
	1,247,604	2.103% (1 Month LIBOR +
		2.000%), 1/25/27 [1,2]	1,237,910

Super Retail: 0.8%
		S&S Holdings
	2,977,500	5.500% (3 Months LIBOR +
		5.000%), 3/10/28 [1,2]	2,982,160

Technology: 0.7%
		Constant Contact
	12	4.750% (1 Month LIBOR +
		4.000%), 2/10/28 [1,2,7,8]	12
		CT Technologies (6/21)
		(HealthPort/Ciox Health/Smart)
	620,313	5.000% (1 Month LIBOR +
		4.250%), 12/16/25 [1,2]	621,475
		LogMeIn (8/20)
	1,237,500	4.860% (1 Month LIBOR +
		4.750%), 8/31/27 [1,2]	1,232,340
		Triton Solar US B
	871,420	6.224% (3 Months LIBOR +
		6.000%), 10/31/24 [1,2]	862,340
			2,716,167
Telecommunications: 0.5%
		Voyage B (Vocus Group) (USD)
	1,895,250	4.000% (3 Months LIBOR +
		3.500%), 7/20/28 [1,2]	1,898,804

Transportation Excluding Air/Rail: 0.3%
		American Trailer World
	1,119,375	4.500% (1 Month LIBOR +
		3.750%), 3/3/28 [1,2]	1,117,276

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2021 (Continued)

Principal
Amount†	Value
BANK LOANS: 9.5% (Continued)

Utilities: 0.2%
Exgen Renewables/ Exelon (12/20)
659,810	3.500% (3 Months LIBOR +
2.500%), 12/15/27 [1,2]	$660,892
TOTAL BANK LOANS
(Cost $36,057,694)	36,282,230

US TREASURY BILL: 3.7%
14,000,000	United States Treasury
Bill 0.026%, 2/3/22 [6]	13,999,698
TOTAL US TREASURY BILL
(Cost $13,999,667)	13,999,698

TOTAL INVESTMENTS IN SECURITIES: 95.4%
(Cost $361,286,115)	361,525,190
Other Assets in Excess of Liabilities: 4.6%	17,597,770
TOTAL NET ASSETS: 100.0%	$379,122,960

†	In USD unless otherwise indicated.
CMT – Constant Maturity Treasury Rate
EUR – Euro
EURIBOR – Euro Interbank Offered Rate
GBP – Great Britain Pound
LIBOR – London Interbank Offered Rate
PIK – Payment-in-Kind – represents the security may pay interest in additional par.
USD – United States Dollars
[1]	Variable rate security; rate shown is the rate in effect on December 31, 2021. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[3]	Perpetual call date security. Date shown is next call date.
[4]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on December 31, 2021. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[5]	Zero coupon security.
[6]	Rate represents the yield to maturity from purchase price.
[7]	All or a portion of the loan may be unfunded.
[8]	Denotes investments purchased on a when-issued or delayed delivery basis.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at December 31, 2021

The Muzinich Credit Opportunities Fund (the “Fund”) had the following forward foreign currency exchange contracts outstanding with the Bank of New York:

			U.S. Dollar Value at			U.S. Dollar Value at	Unrealized Appreciation
Settlement Date	Currency to be Delivered		December 31, 2021	Currency to be Received		December 31, 2021	(Depreciation)
3/21/22	EUR	82,000,000	$93,513,366	USD	93,208,036	$93,208,036	$(305,330)
3/21/22	GBP	7,200,000	9,742,061	USD	9,507,542	9,507,542	(234,519)
			$103,255,427			$102,715,578	$(539,849)

SCHEDULE OF SWAP CONTRACTS at December 31, 2021

The Credit Opportunities Fund had the following credit default swap contracts outstanding with Morgan Stanley:

							Upfront	Unrealized
Reference	Buy/Sell	Fixed	Maturity	Payment	Notional		Premiums Paid	Appreciation
Obligation	Protection	Pay Rate	Date	Frequency	Amount	Value	(Received)	(Depreciation)
Markit CDX.NA.HY.37 [1]	Buy [2]	5.000%	12/20/26	Quarterly	$18,000,000	$(1,672,500)	$(1,455,474)	$(217,026)

[1]	Markit CDX North American High Yield Index.
[2]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at December 31, 2021

Principal
Amount			Value
CORPORATE BONDS: 96.4%

Aerospace/Defense: 0.2%
		TransDigm Inc
	$75,000	5.500%, 11/15/27	$77,383

Airlines: 3.6%
		American Airlines Inc
	175,000	11.750%, 7/15/25	216,142
		American Airlines Inc/
		AAdvantage Loyalty IP Ltd
	100,000	5.500%, 4/20/26	104,143
	250,000	5.750%, 4/20/29	267,406
		Delta Air Lines Inc
	275,000	7.375%, 1/15/26	324,011
		United Airlines Inc
	75,000	4.375%, 4/15/26	78,303
	75,000	4.625%, 4/15/29	77,500
			1,067,505
Automotive & Auto Parts: 4.2%
		Clarios Global LP /
		Clarios US Finance Co
	100,000	8.500%, 5/15/27	106,128
		Dana Inc
	75,000	4.500%, 2/15/32	74,926
		Ford Motor Co
	400,000	3.250%, 2/12/32	410,400
	150,000	4.750%, 1/15/43	165,829
		Goodyear Tire & Rubber Co
	50,000	5.000%, 7/15/29	53,805
	50,000	5.250%, 7/15/31	54,360
		Jaguar Land Rover Automotive PLC
	250,000	5.500%, 7/15/29	250,620
		Tenneco Inc
	100,000	7.875%, 1/15/29	108,141
		Thor Industries Inc
	25,000	4.000%, 10/15/29	24,781
			1,248,990
Banking: 2.4%
		Deutsche Bank AG
	200,000	4.875% (5 Year Mid Swap Rate
		USD + 2.553%), 12/1/32 [1,4]	216,415
		NatWest Group PLC
	200,000	2.544% (3 Month LIBOR
		USD + 2.320%), 9/30/27 [1,3,4]	199,344
		Standard Chartered PLC
	200,000	7.014% (3 Month LIBOR
		USD + 1.460%), 7/30/37 [1,3,4]	279,500
			695,259
Broadcasting: 4.4%
		Audacy Capital Corp
	50,000	6.500%, 5/1/27	49,510
	50,000	6.750%, 3/31/29	48,918
		Belo Corp
	125,000	7.750%, 6/1/27	146,815
		Cumulus Media New Holdings Inc
	100,000	6.750%, 7/1/26	103,878
		Gray Escrow II Inc
	75,000	5.375%, 11/15/31	77,291
		iHeartCommunications Inc
	100,000	8.375%, 5/1/27	105,562
		Nexstar Media Inc
	150,000	5.625%, 7/15/27	156,943
	125,000	4.750%, 11/1/28	127,572
		Scripps Escrow Inc
	250,000	5.875%, 7/15/27	262,891
		Sirius XM Radio Inc
	175,000	4.000%, 7/15/28	176,281
		TEGNA Inc
	50,000	4.625%, 3/15/28	50,643
			1,306,304
Building Materials: 2.3%
		Cornerstone Building Brands Inc
	175,000	6.125%, 1/15/29	187,292
		JELD-WEN Inc
	100,000	4.875%, 12/15/27	102,652
		New Enterprise Stone & Lime Co Inc
	150,000	5.250%, 7/15/28	152,326
		PGT Innovations Inc
	75,000	4.375%, 10/1/29	75,503
		SRM Escrow Issuer LLC
	150,000	6.000%, 11/1/28	160,528
			678,301
Cable/Satellite TV: 6.0%
		CCO Holdings LLC /
		CCO Holdings Capital Corp
	113,000	5.500%, 5/1/26	116,548
	200,000	5.375%, 6/1/29	216,170
	200,000	4.750%, 3/1/30	208,355
		CSC Holdings LLC
	200,000	5.750%, 1/15/30	199,643
		Directv Financing LLC /
		Directv Financing Co-Obligor Inc
	150,000	5.875%, 8/15/27	153,723
		DISH DBS Corp
	75,000	5.750%, 12/1/28	75,891
	100,000	5.125%, 6/1/29	91,162
		Midcontinent Communications /
		Midcontinent Finance Corp
	275,000	5.375%, 8/15/27	283,525
		Radiate Holdco LLC / Radiate Finance Inc
	225,000	6.500%, 9/15/28	226,361
		UPC Holding BV
	200,000	5.500%, 1/15/28	207,778
			1,779,156

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at December 31, 2021 (Continued)

Principal
Amount			Value
CORPORATE BONDS: 96.4% (Continued)

Capital Goods: 2.4%
		Dornoch Debt Merger Sub Inc
	$75,000	6.625%, 10/15/29	$74,156
		Griffon Corp
	100,000	5.750%, 3/1/28	103,991
		JB Poindexter & Co Inc
	100,000	7.125%, 4/15/26	104,780
		Manitowoc Co Inc
	125,000	9.000%, 4/1/26	131,710
		Park-Ohio Industries Inc
	150,000	6.625%, 4/15/27	145,725
		Patrick Industries Inc
	100,000	4.750%, 5/1/29	99,151
		Wabash National Corp
	50,000	4.500%, 10/15/28	50,563
			710,076
Chemicals: 2.0%
		Compass Minerals International Inc
	25,000	6.750%, 12/1/27	26,506
		CVR Partners LP /
		CVR Nitrogen Finance Corp
	11,000	9.250%, 6/15/23	11,091
	100,000	6.125%, 6/15/28	105,648
		LSB Industries Inc
	50,000	6.250%, 10/15/28	52,071
		Rain CII Carbon LLC / CII Carbon Corp
	100,000	7.250%, 4/1/25	102,338
		Rayonier AM Products Inc
	92,000	7.625%, 1/15/26	97,635
		SCIL IV LLC / SCIL USA Holdings LLC
	200,000	5.375%, 11/1/26	205,500
			600,789
Consumer-Products: 0.6%
		Kronos Acquisition Holdings Inc /
		KIK Custom Products Inc
	100,000	7.000%, 12/31/27	94,419
		Scotts Miracle-Gro Co
	50,000	4.375%, 2/1/32	49,951
		Tempur Sealy International Inc
	25,000	3.875%, 10/15/31	25,086
			169,456
Containers: 1.4%
		Canpack SA / Canpack US LLC
	200,000	3.875%, 11/15/29	195,553
		Graphic Packaging International LLC
	75,000	3.750%, 2/1/30	75,910
		LABL Inc
	144,000	10.500%, 7/15/27	151,164
			422,627
Diversified Financial Services: 4.7%
		Alliance Data Systems Corp
	200,000	7.000%, 1/15/26	210,219
		Castlelake Aviation Finance DAC
	150,000	5.000%, 4/15/27	149,025
		Icahn Enterprises LP /
		Icahn Enterprises Finance Corp
	75,000	6.375%, 12/15/25	76,394
	150,000	6.250%, 5/15/26	156,421
	50,000	5.250%, 5/15/27	51,440
		Midcap Financial Issuer Trust
	200,000	6.500%, 5/1/28	208,842
		Nationstar Mortgage Holdings Inc
	150,000	6.000%, 1/15/27	156,420
	50,000	5.750%, 11/15/31	49,820
		PRA Group Inc
	125,000	5.000%, 10/1/29	125,993
		SoftBank Group Corp
	200,000	4.625%, 7/6/28	195,407
			1,379,981
Diversified Media: 0.8%
		Advantage Sales & Marketing Inc
	150,000	6.500%, 11/15/28	157,375
		Clear Channel Worldwide Holdings Inc
	75,000	5.125%, 8/15/27	77,700
			235,075
Energy: 15.1%
		Antero Midstream Partners LP /
		Antero Midstream Finance Corp
	100,000	5.375%, 6/15/29	104,668
		Antero Resources Corp
	66,000	8.375%, 7/15/26	75,229
		Archrock Partners LP / Archrock
		Partners Finance Corp
	150,000	6.250%, 4/1/28	156,621
		Ascent Resources Utica Holdings LLC /
		ARU Finance Corp
	75,000	5.875%, 6/30/29	72,270
		Blue Racer Midstream LLC /
		Blue Racer Finance Corp
	200,000	7.625%, 12/15/25	212,208
	131,000	6.625%, 7/15/26	135,323
		CITGO Petroleum Corp
	125,000	7.000%, 6/15/25	128,774
		Comstock Resources Inc
	50,000	5.875%, 1/15/30	51,333
		Consolidated Energy Finance SA
	175,000	5.625%, 10/15/28	171,308
		CrownRock LP / CrownRock Finance Inc
	100,000	5.625%, 10/15/25	102,367
		DT Midstream Inc
	75,000	4.125%, 6/15/29	76,906
	75,000	4.375%, 6/15/31	78,116

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at December 31, 2021 (Continued)

Principal
Amount			Value
CORPORATE BONDS: 96.4% (Continued)

Energy: 15.1% (Continued)
		EQM Midstream Partners LP
	$75,000	6.500%, 7/1/27	$84,094
	100,000	4.500%, 1/15/29	104,148
		Genesis Energy LP /
		Genesis Energy Finance Corp
	125,000	5.625%, 6/15/24	123,974
		Global Partners LP / GLP Finance Corp
	125,000	6.875%, 1/15/29	131,072
		Gulfport Energy Corp
	125,000	8.000%, 5/17/26	136,536
		Harvest Midstream I LP
	175,000	7.500%, 9/1/28	187,498
		Hilcorp Energy I LP / Hilcorp Finance Co
	150,000	6.000%, 2/1/31	155,062
		Howard Midstream Energy Partners LLC
	50,000	6.750%, 1/15/27	51,297
		Laredo Petroleum Inc
	75,000	7.750%, 7/31/29	73,230
		MEG Energy Corp
	125,000	7.125%, 2/1/27	133,304
		Northern Oil and Gas Inc
	150,000	8.125%, 3/1/28	158,463
		Occidental Petroleum Corp
	100,000	5.500%, 12/1/25	110,975
	75,000	8.875%, 7/15/30	101,379
	175,000	6.450%, 9/15/36	223,474
	75,000	4.300%, 8/15/39	74,909
	75,000	4.400%, 4/15/46	77,017
	25,000	4.100%, 2/15/47	24,538
		PBF Holding Co LLC / PBF Finance Corp
	75,000	9.250%, 5/15/25	71,427
		Range Resources Corp
	75,000	8.250%, 1/15/29	83,756
		Rockies Express Pipeline LLC
	175,000	4.950%, 7/15/29	186,851
		SM Energy Co
	75,000	6.750%, 9/15/26	77,141
		Southwestern Energy Co
	75,000	8.375%, 9/15/28	83,822
	75,000	5.375%, 3/15/30	80,493
	50,000	4.750%, 2/1/32	52,733
		Tallgrass Energy Partners LP /
		Tallgrass Energy Finance Corp
	158,000	7.500%, 10/1/25	171,195
	100,000	6.000%, 12/31/30	100,360
		USA Compression Partners LP /
		USA Compression Finance Corp
	25,000	6.875%, 4/1/26	26,027
	75,000	6.875%, 9/1/27	79,298
		Venture Global Calcasieu Pass LLC
	50,000	3.875%, 8/15/29	51,958
	50,000	4.125%, 8/15/31	53,087
			4,434,241
Environmental: 0.2%
		GFL Environmental Inc
	50,000	4.375%, 8/15/29	49,607

Food/Beverage/Tobacco: 2.2%
		Herbalife Nutrition Ltd /
		HLF Financing Inc
	75,000	7.875%, 9/1/25	79,767
		HLF Financing Sarl LLC /
		Herbalife International Inc
	25,000	4.875%, 6/1/29	24,566
		Kraft Heinz Foods Co
	25,000	3.875%, 5/15/27	27,050
	100,000	5.000%, 7/15/35	122,596
	25,000	5.000%, 6/4/42	31,155
	100,000	4.375%, 6/1/46	117,520
	50,000	5.500%, 6/1/50	68,065
		Performance Food Group Inc
	100,000	5.500%, 10/15/27	104,476
		Post Holdings Inc
	75,000	4.500%, 9/15/31	74,559
			649,754
Gaming: 2.6%
		Caesars Entertainment Inc
	125,000	6.250%, 7/1/25	131,363
	100,000	8.125%, 7/1/27	110,782
		Churchill Downs Inc
	150,000	4.750%, 1/15/28	155,507
		Premier Entertainment Sub LLC /
		Premier Entertainment Finance Corp
	150,000	5.625%, 9/1/29	149,039
		Station Casinos LLC
	75,000	4.625%, 12/1/31	75,743
		Wynn Las Vegas LLC /
		Wynn Las Vegas Capital Corp
	75,000	5.250%, 5/15/27	76,758
		Wynn Resorts Finance LLC /
		Wynn Resorts Capital Corp
	75,000	5.125%, 10/1/29	76,237
			775,429
Healthcare: 7.4%
		AdaptHealth LLC
	125,000	6.125%, 8/1/28	132,684
		AMN Healthcare Inc
	100,000	4.625%, 10/1/27	103,750
		Bausch Health Americas Inc
	275,000	8.500%, 1/31/27	289,147
		Bausch Health Cos Inc
	82,000	6.125%, 4/15/25	83,742
	75,000	5.000%, 2/15/29	66,305
	75,000	6.250%, 2/15/29	71,391
		Centene Corp
	200,000	4.625%, 12/15/29	216,038

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at December 31, 2021 (Continued)

Principal
Amount			Value
CORPORATE BONDS: 96.4% (Continued)

Healthcare: 7.4% (Continued)
		DaVita Inc
	$100,000	4.625%, 6/1/30	$102,556
	100,000	3.750%, 2/15/31	97,431
		Legacy LifePoint Health LLC
	175,000	4.375%, 2/15/27	176,500
		MPH Acquisition Holdings LLC
	150,000	5.750%, 11/1/28	142,877
		MPT Operating Partnership LP /
		MPT Finance Corp
	150,000	4.625%, 8/1/29	158,510
		Ortho-Clinical Diagnostics Inc /
		Ortho-Clinical Diagnostics SA
	143,000	7.375%, 6/1/25	151,010
		Prime Healthcare Services Inc
	200,000	7.250%, 11/1/25	212,235
		Select Medical Corp
	175,000	6.250%, 8/15/26	185,524
			2,189,700
Homebuilders/Real Estate: 6.0%
		Ashton Woods USA LLC /
		Ashton Woods Finance Co
	75,000	6.625%, 1/15/28	79,389
		Blackstone Mortgage Trust Inc
	150,000	3.750%, 1/15/27	149,625
		Brookfield Residential Properties Inc /
		Brookfield Residential US LLC
	125,000	6.250%, 9/15/27	130,600
		Global Infrastructure Solutions Inc
	87,000	5.625%, 6/1/29	89,303
		HAT Holdings I LLC /
		HAT Holdings II LLC
	75,000	3.375%, 6/15/26	75,850
		Howard Hughes Corp
	75,000	5.375%, 8/1/28	79,985
		IEA Energy Services LLC
	75,000	6.625%, 8/15/29	74,187
		Iron Mountain Inc
	200,000	5.250%, 7/15/30	211,123
		Kennedy-Wilson Inc
	75,000	4.750%, 3/1/29	76,801
	50,000	4.750%, 2/1/30	50,761
	75,000	5.000%, 3/1/31	77,363
		Ladder Capital Finance Holdings LLLP /
		Ladder Capital Finance Corp
	75,000	4.750%, 6/15/29	77,003
		M/I Homes Inc
	100,000	3.950%, 2/15/30	98,652
		Millennium Escrow Corp
	75,000	6.625%, 8/1/26	75,266
		Service Properties Trust
	200,000	4.350%, 10/1/24	196,217
	100,000	5.500%, 12/15/27	102,772
		Starwood Property Trust Inc
	50,000	3.750%, 12/31/24	50,581
	75,000	3.625%, 7/15/26	74,704
			1,770,182
Hotels: 0.1%
		Hilton Grand Vacations Borrower
		Escrow LLC / Hilton Grand
		Vacations Borrower Esc
	25,000	4.875%, 7/1/31	25,038

Insurance: 1.1%
		Acrisure LLC / Acrisure Finance Inc
	150,000	7.000%, 11/15/25	150,167
		Alliant Holdings Intermediate LLC /
		Alliant Holdings Co-Issuer
	150,000	6.750%, 10/15/27	155,781
			305,948
Leisure: 3.3%
		Carnival Corp
	50,000	10.500%, 2/1/26	57,136
	250,000	5.750%, 3/1/27	250,375
	75,000	6.000%, 5/1/29	74,773
		Life Time Inc
	200,000	5.750%, 1/15/26	207,235
		Royal Caribbean Cruises Ltd
	100,000	9.125%, 6/15/23	105,875
	175,000	5.500%, 8/31/26	178,136
	100,000	5.500%, 4/1/28	101,328
			974,858
Metals/Mining: 2.0%
		First Quantum Minerals Ltd
	275,000	7.500%, 4/1/25	283,243
		Hudbay Minerals Inc
	75,000	4.500%, 4/1/26	75,086
	75,000	6.125%, 4/1/29	79,611
		Kaiser Aluminum Corp
	150,000	4.500%, 6/1/31	147,790
			585,730
Publishing/Printing: 0.5%
		Cimpress PLC
	150,000	7.000%, 6/15/26	155,969

Restaurants: 2.5%
		1011778 BC ULC / New Red Finance Inc
	125,000	4.375%, 1/15/28	127,714
		Bloomin’ Brands Inc /
		OSI Restaurant Partners LLC
	125,000	5.125%, 4/15/29	127,134
		CEC Entertainment LLC
	175,000	6.750%, 5/1/26	171,682

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at December 31, 2021 (Continued)

Principal
Amount			Value
CORPORATE BONDS: 96.4% (Continued)

Restaurants: 2.5% (Continued)
		GPS Hospitality Holding Co LLC /
		GPS Finco Inc
	$100,000	7.000%, 8/15/28	$90,858
		IRB Holding Corp
	200,000	6.750%, 2/15/26	203,961
			721,349
Services: 3.9%
		Garda World Security Corp
	100,000	4.625%, 2/15/27	99,614
		GPD Cos Inc
	125,000	10.125%, 4/1/26	133,301
		H&E Equipment Services Inc
	50,000	3.875%, 12/15/28	49,714
		Herc Holdings Inc
	200,000	5.500%, 7/15/27	208,241
		Hertz Corp
	100,000	4.625%, 12/1/26	100,758
	100,000	5.000%, 12/1/29	100,266
		Nielsen Finance LLC / Nielsen Finance Co
	75,000	5.625%, 10/1/28	77,565
	75,000	5.875%, 10/1/30	79,297
		United Rentals North America Inc
	175,000	3.750%, 1/15/32	176,477
		WESCO Distribution Inc
	100,000	7.250%, 6/15/28	109,794
			1,135,027
Steel: 1.2%
		Cleveland-Cliffs Inc
	100,000	6.750%, 3/15/26	105,992
		TMS International Corp
	75,000	6.250%, 4/15/29	74,730
		United States Steel Corp
	150,000	6.875%, 3/1/29	161,679
			342,401
Super Retail: 2.1%
		At Home Group Inc
	50,000	7.125%, 7/15/29	49,195
		Bath & Body Works Inc
	100,000	6.750%, 7/1/36	123,646
		LCM Investments Holdings II LLC
	100,000	4.875%, 5/1/29	102,927
		LSF9 Atlantis Holdings LLC /
		Victra Finance Corp
	125,000	7.750%, 2/15/26	126,542
		Michaels Cos Inc
	125,000	7.875%, 5/1/29	123,338
		Wolverine World Wide Inc
	100,000	4.000%, 8/15/29	97,379
			623,027
Technology: 1.0%
		CommScope Inc
	75,000	4.750%, 9/1/29	74,667
		LogMeIn Inc
	125,000	5.500%, 9/1/27	126,630
		Veritas US Inc / Veritas Bermuda Ltd
	100,000	7.500%, 9/1/25	103,630
			304,927
Telecommunications: 7.4%
		Altice Financing SA
	200,000	5.000%, 1/15/28	195,490
		Altice France Holding SA
	325,000	6.000%, 2/15/28	310,960
		Consolidated Communications Inc
	125,000	6.500%, 10/1/28	131,563
		Embarq Corp
	75,000	7.995%, 6/1/36	84,123
		GCI LLC
	225,000	4.750%, 10/15/28	231,231
		Hughes Satellite Systems Corp
	175,000	6.625%, 8/1/26	196,044
		LCPR Senior Secured Financing DAC
	200,000	6.750%, 10/15/27	210,200
		Level 3 Financing Inc
	125,000	4.625%, 9/15/27	127,689
		Lumen Technologies Inc
	150,000	5.125%, 12/15/26	156,321
	100,000	4.500%, 1/15/29	96,907
		Sprint Capital Corp
	250,000	6.875%, 11/15/28	316,670
	75,000	8.750%, 3/15/32	112,626
			2,169,824
Utilities: 2.8%
		Calpine Corp
	50,000	5.125%, 3/15/28	50,839
	100,000	4.625%, 2/1/29	98,776
	100,000	5.000%, 2/1/31	100,155
		Clearway Energy Operating LLC
	375,000	3.750%, 2/15/31	374,640
		Talen Energy Supply LLC
	225,000	7.250%, 5/15/27	199,350
			823,760
TOTAL CORPORATE BONDS
(Cost $27,698,886)			28,407,673

BANK LOANS: 4.4%

Automotive & Auto Parts: 0.8%
		First Brands 1st Lien (Trico) (3/21)
	105,174	6.000% (3 Months LIBOR +
		5.000%), 3/30/27 [1,2]	105,858

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at December 31, 2021 (Continued)

Principal
Amount			Value
BANK LOANS: 4.4% (Continued)

Automotive & Auto Parts: 0.8% (Continued)
		Wheel Pros (4/21)
	$124,688	5.250% (1 Month LIBOR +
		4.500%), 5/11/28 [1,2]	$124,664
			230,522
Healthcare: 0.7%
		BW NHHC Holdco
	197,949	5.160% (3 Months LIBOR +
		5.000%), 5/15/25 [1,2]	169,469

Leisure: 0.3%
		Carnival (USD)
	98,005	3.750% (3 Months LIBOR +
		3.000%), 6/30/25 [1,2]	97,393

Services: 0.4%
		Revint (10/20)
	124,064	4.750% (1 Month LIBOR +
		4.250%), 10/15/27 [1,2]	124,374

Technology: 1.0%
		Ahead DB Holdings (04/21)
	99,500	4.500% (3 Months LIBOR +
		3.750%), 10/18/27 [1,2]	99,780
		CT Technologies (6/21)
		(HealthPort/Ciox Health/Smart)
	74,438	5.000% (1 Month LIBOR +
		4.250%), 12/16/25 [1,2]	74,577
		Dawn Acquisition
	148,469	3.882% (3 Months LIBOR +
		3.750%), 12/31/25 [1,2]	125,758
			300,115
Telecommunications: 0.8%
		Intelsat Jackson Holdings B5 (Fixed)
	250,000	8.625% (1 Month Fixed +
		0.000%), 1/2/24 [2]	250,351

Transportation Excluding Air/Rail: 0.4%
		Yak Access B
	141,781	5.121% (3 Months LIBOR +
		5.000%), 7/11/25 [1,2]	127,544
TOTAL BANK LOANS
(Cost $1,317,353)			1,299,768

TOTAL INVESTMENTS IN SECURITIES: 100.8%
(Cost $29,016,239)			29,707,441
Liabilities in Excess of Other Assets: (0.8)%			(238,509)
TOTAL NET ASSETS: 100.0%			$29,468,932

LIBOR – London Interbank Offered Rate
USD – United States Dollars
[1]	Variable rate security; rate shown is the rate in effect on December 31, 2021. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[3]	Perpetual call date security. Date shown is next call date.
[4]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on December 31, 2021. An index may have a negative rate. Interest rate may also be subject to a cap or floor.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at December 31, 2021

Principal
Amount†			Value
CORPORATE BONDS: 82.4%

Aerospace/Defense: 0.2%
		Rolls-Royce PLC
EUR	300,000	0.875%, 5/9/24	$337,741

Airlines: 3.6%
		Air France-KLM
EUR	200,000	3.000%, 7/1/24	224,004
EUR	300,000	3.875%, 7/1/26	330,674
		American Airlines Inc/
		AAdvantage Loyalty IP Ltd
	325,000	5.500%, 4/20/26	338,465
		Cathay Pacific MTN
		Financing HK Ltd
	1,940,000	4.875%, 8/17/26	1,927,379
		Delta Air Lines Inc
	875,000	3.625%, 3/15/22	875,033
	1,050,000	3.800%, 4/19/23	1,073,931
		Deutsche Lufthansa AG
EUR	900,000	1.625%, 11/16/23	1,024,546
EUR	700,000	3.000%, 5/29/26	798,443
EUR	1,200,000	3.750%, 2/11/28	1,380,814
		easyJet PLC
EUR	700,000	1.750%, 2/9/23	808,732
		Mileage Plus Holdings LLC /
		Mileage Plus Intellectual
		Property Assets Ltd
	1,325,000	6.500%, 6/20/27	1,416,432
		Singapore Airlines Ltd
	1,100,000	3.000%, 7/20/26	1,121,066
		United Airlines Inc
	350,000	4.375%, 4/15/26	365,417
		Wizz Air Finance Co BV
EUR	1,300,000	1.350%, 1/19/24	1,495,868
			13,180,804
Automotive & Auto Parts: 5.6%
		Faurecia SE
EUR	1,100,000	2.750%, 2/15/27	1,278,892
		FCE Bank PLC
EUR	700,000	1.134%, 2/10/22	798,383
GBP	700,000	2.727%, 6/3/22	955,702
EUR	800,000	1.615%, 5/11/23	929,539
		Ford Motor Credit Co LLC
	500,000	1.221% (3 Month LIBOR
		USD + 1.080%), 8/3/22 [1]	500,909
	1,000,000	1.391% (3 Month LIBOR
		USD + 1.235%), 2/15/23 [1]	998,417
	600,000	3.810%, 1/9/24	623,088
	650,000	3.375%, 11/13/25	676,152
		Harley-Davidson Financial
		Services Inc
EUR	500,000	0.900%, 11/19/24	580,331
		Hyundai Capital America
	1,825,000	1.650%, 9/17/26	1,791,697
		IHO Verwaltungs GmbH
EUR	900,000	3.625% Cash or 4.000%
		PIK, 5/15/25 PIK	1,039,388
EUR	700,000	3.750% Cash or 5.000%
		PIK, 9/15/26 PIK	810,648
		Jaguar Land Rover Automotive PLC
	1,100,000	7.750%, 10/15/25	1,190,750
EUR	625,000	4.500%, 7/15/28	726,703
		Kia Corp
	650,000	1.000%, 4/16/24	647,910
		Nissan Motor Co Ltd
	1,894,000	3.043%, 9/15/23	1,944,395
	1,500,000	3.522%, 9/17/25	1,574,351
EUR	700,000	2.652%, 3/17/26	855,384
		Stellantis NV
	1,000,000	5.250%, 4/15/23	1,050,150
		ZF Finance GmbH
EUR	1,500,000	3.000%, 9/21/25	1,788,866
			20,761,655
Banks: 0.0%
		Standard Chartered PLC
EUR	400,000	1.200% (5 Year Swap Rate
		EUR + 1.550%), 9/23/31 [1,4]	454,667

Banking: 22.7%
		Abanca Corp Bancaria SA
EUR	500,000	4.625% (5 Year Swap Rate
		EUR + 5.014%), 4/7/30 [1,4]	607,382
		ABN AMRO Bank NV
	500,000	4.750%, 7/28/25	545,359
	4,200,000	4.400% (5 Year Swap Rate
		USD + 2.197%), 3/27/28 [1,4]	4,339,360
		AHB Sukuk Co Ltd
	700,000	4.375%, 9/19/23	738,378
		AIB Group PLC
EUR	1,700,000	1.875% (5 Year Swap Rate
		EUR + 2.150%), 11/19/29 [1,4]	1,972,602
EUR	300,000	2.875% (5 Year Swap Rate
		EUR + 3.300%), 5/30/31 [1,4]	360,679
		Alpha Bank SA
EUR	1,325,000	3.000% (EUSA1 +
		3.468%), 2/14/24 [1,4]	1,512,288
		Banco Comercial Portugues SA
EUR	600,000	3.871% (5 Year Swap Rate
		EUR + 4.231%), 3/27/30 [1,4]	678,683
EUR	900,000	4.000% (5 Year Swap Rate
		EUR + 4.065%), 5/17/32 [1,4]	1,010,559
		Banco de Sabadell SA
EUR	2,000,000	5.375% (5 Year Swap Rate
		EUR + 5.100%), 12/12/28 [1,4]	2,462,711
EUR	900,000	2.500% (5 Year Swap Rate
		EUR + 2.950%), 4/15/31 [1,4]	1,017,696
The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at December 31, 2021 (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 82.4% (Continued)

Banking: 22.7% (Continued)
		Bank of America Corp
EUR	750,000	0.412% (3 Month
		EURIBOR + 1.000%), 9/22/26 [1]	$868,970
		Bank of Ireland Group PLC
GBP	1,300,000	3.125% (GUKG5 +
		2.700%), 9/19/27 [1,4]	1,774,338
EUR	450,000	2.375% (5 Year Swap Rate
		EUR + 2.800%), 10/14/29 [1,4]	528,026
		Barclays Bank PLC
	1,200,000	7.625%, 11/21/22	1,266,308
		Barclays PLC
GBP	300,000	3.750% (5 Year UK
		GILT + 3.750%), 11/22/30 [1,4]	427,203
EUR	1,060,000	1.125% (5 Year Swap Rate
		EUR + 1.550%), 3/22/31 [1,4]	1,205,966
		BBVA Bancomer SA
	2,100,000	6.750%, 9/30/22	2,176,177
	150,000	4.375%, 4/10/24	159,535
		BNP Paribas SA
GBP	900,000	2.000% (5 Year UK
		GILT + 1.650%), 5/24/31 [1,4]	1,200,874
		BPCE SA
	270,000	5.700%, 10/22/23	290,399
		Caixa Geral de Depositos SA
EUR	1,200,000	5.750% (5 Year Swap Rate
		EUR + 5.500%), 6/28/28 [1,4]	1,468,843
		CaixaBank SA
EUR	3,000,000	2.750% (5 Year Swap Rate
		EUR + 2.350%), 7/14/28 [1,4]	3,528,869
		Commerzbank AG
	500,000	8.125%, 9/19/23	551,221
EUR	1,200,000	4.000% (5 Year Swap Rate
		EUR + 4.350%), 12/5/30 [1,4]	1,489,138
EUR	600,000	1.375% (5 Year Swap Rate
		EUR + 1.730%), 12/29/31 [1,4]	670,152
		Commonwealth Bank of Australia
EUR	300,000	1.936% (5 Year Swap Rate
		EUR + 1.450%), 10/3/29 [1,4]	354,905
		Cooperatieve Rabobank UA
	3,800,000	4.000% (5 Year Swap Rate
		USD + 1.892%), 4/10/29 [1,4]	3,985,383
		Danske Bank A/S
EUR	1,900,000	2.500% (5 Year Swap Rate
		EUR + 2.500%), 6/21/29 [1,4]	2,265,131
		Deutsche Bank AG
	1,532,000	1.406% (3 Month LIBOR
		USD + 1.230%), 2/27/23 [1]	1,540,094
	2,800,000	4.296% (5 Year Swap Rate
		USD + 2.248%), 5/24/28 [1,4]	2,877,782
		Fab Sukuk Co Ltd
	500,000	2.500%, 1/21/25	516,463
	900,000	1.411%, 1/14/26	896,490
		ING Groep NV
	2,100,000	4.700% (5 Year Swap Rate
		USD + 1.938%), 3/22/28 [1,4]	2,176,430
EUR	500,000	3.000% (5 Year Swap Rate
		EUR + 2.850%), 4/11/28 [1,4]	589,843
EUR	2,700,000	2.500% (5 Year Swap Rate
		EUR + 2.150%), 2/15/29 [1,4]	3,207,564
		Intesa Sanpaolo SPA
EUR	2,900,000	1.320% (3 Month EURIBOR +
		1.900%), 9/26/24 1	3,353,098
EUR	1,000,000	4.375% (5 Year Swap Rate
		EUR + 4.750%), 7/12/29 [1,4]	1,225,897
		KBC Group NV
EUR	400,000	1.875% (5 Year Swap Rate
		EUR + 1.500%), 3/11/27 [1,4]	457,037
		La Banque Postale SA
EUR	1,100,000	0.875% (5 Year Swap Rate
		EUR + 1.380%), 1/26/31 [1,4]	1,239,113
		Nationwide Building Society
EUR	550,000	2.000% (5 Year Swap Rate
		EUR + 1.500%), 7/25/29 [1,4]	649,587
		NatWest Group PLC
	2,325,000	3.754% (5 Year CMT Rate +
		2.100%), 11/1/29 1,4	2,425,799
GBP	880,000	3.622% (5 Year UK GILT +
		3.550%), 8/14/30 1,4	1,240,230
		NBK SPC Ltd
	750,000	1.625% (SOFR +
		1.050%), 9/15/27 [1,4]	732,165
		QNB Finansbank AS
	900,000	4.875%, 5/19/22	902,376
		Raiffeisen Bank International AG
EUR	1,000,000	1.500% (5 Year Swap Rate
		EUR + 2.150%), 3/12/30 [1,4]	1,152,860
		Societe Generale SA
EUR	1,600,000	1.375% (5 Year Swap Rate
		EUR + 0.900%), 2/23/28 [1,4]	1,845,360
		Standard Chartered PLC
	1,400,000	3.516% (5 Year CMT
		Rate + 1.850%), 2/12/30 [1,4]	1,438,770
		UniCredit SPA
EUR	2,200,000	4.375% (5 Year Swap Rate
		EUR + 4.316%), 1/3/27 [1,4]	2,504,697
EUR	600,000	4.875% (5 Year Swap Rate
		EURIBOR + 4.739%), 2/20/29 [1,4]	733,752
EUR	450,000	2.000% (5 Year Swap Rate
		EUR + 2.400%), 9/23/29 [1,4]	516,976
		Virgin Money UK PLC
GBP	500,000	4.000% (1 Year UK
		GILT + 2.800%), 9/25/26 [1,4]	718,129
GBP	2,200,000	7.875% (5 Year UK
		GILT + 7.128%), 12/14/28 [1,4]	3,295,468
GBP	1,050,000	5.125% (5 Year UK
		GILT + 5.250%), 12/11/30 [1,4]	1,535,886

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at December 31, 2021 (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 82.4% (Continued)

Banking: 22.7% (Continued)
		Volksbank Wien AG
EUR	2,800,000	2.750% (5 Year Swap Rate
		EURIBOR + 2.550%), 10/6/27 [1,4]	$3,239,068
		Westpac Banking Corp
	2,045,000	2.894% (5 Year CMT
		Rate + 1.350%), 2/4/30 [1,4]	2,090,311
		Zuercher Kantonalbank
EUR	1,450,000	2.625% (5 Year Swap Rate
		EUR + 1.850%), 6/15/27 [1,4]	1,671,433
			84,229,813
Broadcasting: 0.2%
		Pinewood Finance Co Ltd
GBP	500,000	3.250%, 9/30/25	678,390

Building Materials: 0.7%
		James Hardie International
		Finance DAC
EUR	1,355,000	3.625%, 10/1/26	1,572,147
	922,000	5.000%, 1/15/28	960,194
			2,532,341
Cable/Satellite TV: 0.4%
		Radiate Holdco LLC /
		Radiate Finance Inc
	500,000	4.500%, 9/15/26	505,610
		United Group BV
EUR	1,000,000	4.125% (3 Month
		EURIBOR + 4.125%), 5/15/25 [1]	1,141,157
			1,646,767
Capital Goods: 1.3%
		CNH Industrial NV
	1,000,000	4.500%, 8/15/23	1,050,980
		Daimler Trucks Finance
		North America LLC
	375,000	1.625%, 12/13/24	378,150
		Schenck Process Holding GmbH
EUR	800,000	5.375%, 6/15/23	912,269
		Traton Finance Luxembourg SA
EUR	800,000	0.125%, 11/10/24	909,343
		Westinghouse Air Brake
		Technologies Corp
	1,425,000	4.400%, 3/15/24 [1]	1,508,425
			4,759,167
Chemicals: 0.6%
		CNAC HK Finbridge Co Ltd
	250,000	3.375%, 6/19/24	259,070
	240,000	4.875%, 3/14/25	260,838
		MEGlobal Canada ULC
	350,000	5.000%, 5/18/25	382,563
		PTT Global Chemical PCL
	200,000	4.250%, 9/19/22	204,421
		Syngenta Finance NV
	900,000	4.441%, 4/24/23	930,722
			2,037,614
Consumer-Products: 0.5%
		Kimberly-Clark de
		Mexico SAB de CV
	1,791,000	3.250%, 3/12/25	1,879,019

Containers: 0.2%
		Trivium Packaging Finance BV
EUR	500,000	3.750% (3 Month
		EURIBOR + 3.750%), 8/15/26 [1]	569,672

Diversified Financial Services: 16.8%
		AerCap Ireland Capital DAC /
		AerCap Global Aviation Trust
	1,520,000	4.500%, 9/15/23	1,595,026
	815,000	1.150%, 10/29/23	811,876
	1,801,000	3.150%, 2/15/24	1,858,640
	775,000	1.650%, 10/29/24	774,163
	375,000	2.450%, 10/29/26	378,539
		Aircastle Ltd
	350,000	5.000%, 4/1/23	365,482
	1,200,000	4.400%, 9/25/23	1,257,955
	897,000	4.125%, 5/1/24	937,249
		AnaCap Financial Europe
		SA SICAV-RAIF
EUR	1,000,000	5.000% (3 Month
		EURIBOR + 5.000%), 8/1/24 [1]	1,123,106
		Ares Capital Corp
	1,680,000	4.200%, 6/10/24	1,774,105
	200,000	3.250%, 7/15/25	206,817
		Aviation Capital Group LLC
	1,500,000	5.500%, 12/15/24	1,642,617
		Avolon Holdings Funding Ltd
	700,000	5.125%, 10/1/23	737,709
		AXA Logistics Europe Master SCA
EUR	975,000	0.375%, 11/15/26	1,096,096
		BOC Aviation Ltd
	460,000	2.750%, 12/2/23	470,875
	1,200,000	1.750%, 1/21/26	1,178,025
		BOC Aviation USA Corp
	610,000	1.625%, 4/29/24	609,461
		Bracken MidCo1 PLC
GBP	775,000	6.750% Cash or 7.000%
		PIK, 11/1/27 PIK	1,051,311
		CDBL Funding 2
	1,050,000	3.000%, 8/1/22	1,059,702
		CIT Group Inc
	1,600,000	5.000%, 8/1/23	1,691,976
		Credit Suisse AG
	1,825,000	6.500%, 8/8/23	1,968,545

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at December 31, 2021 (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 82.4% (Continued)

Diversified Financial Services: 16.8% (Continued)
		Credit Suisse Group AG
EUR	300,000	0.449% (3 Month
		EURIBOR + 1.000%), 1/16/26 [1]	$346,208
	1,200,000	7.500% (5 Year Swap Rate
		USD + 4.598%), 12/11/23 [1,4,5]	1,299,285
	450,000	6.250% (5 Year Swap Rate
		USD + 3.455%), 12/18/24 [1,4,5]	480,600
		DAE Funding LLC
	800,000	1.550%, 8/1/24	794,972
	1,132,000	2.625%, 3/20/25	1,140,201
		DAE Sukuk Difc Ltd
	1,580,000	3.750%, 2/15/26	1,634,550
		doValue SPA
EUR	1,050,000	3.375%, 7/31/26	1,212,159
		Encore Capital Group Inc
GBP	775,000	5.375%, 2/15/26	1,089,647
		Fortune Star BVI Ltd
EUR	753,000	4.350%, 5/6/23	853,217
		Garfunkelux Holdco 3 SA
EUR	2,700,000	6.250% (3 Month
		EURIBOR + 6.250%), 5/1/26 [1]	3,110,000
		Hitachi Capital UK PLC
EUR	425,000	—%, 10/29/24 [8]	482,931
		Hoist Finance AB
EUR	2,500,000	2.750%, 4/3/23	2,930,495
		Huarong Finance 2017 Co Ltd
	2,000,000	1.294% (3 Month LIBOR
		USD + 1.150%), 11/7/22 [1]	1,970,000
		Huarong Finance 2019 Co Ltd
	520,000	1.295% (3 Month LIBOR
		USD + 1.125%), 2/24/23 [1]	509,600
		Huarong Universe Investment
		Holding Ltd
EUR	1,300,000	1.625%, 12/5/22	1,369,281
		ICBCIL Finance Co Ltd
	1,000,000	1.256% (3 Month LIBOR
		USD + 1.100%), 5/15/23 [1]	1,001,936
		ICD Funding Ltd
	800,000	4.625%, 5/21/24	842,000
		Intrum AB
EUR	500,000	4.875%, 8/15/25	593,398
		IS Hong Kong Investment Ltd
	1,000,000	2.900%, 12/30/22	1,012,056
		Jerrold Finco PLC
GBP	1,075,000	4.875%, 1/15/26	1,478,707
		LeasePlan Corp NV
EUR	400,000	0.250%, 9/7/26	449,713
		Mirae Asset Securities Co Ltd
	500,000	2.125%, 7/30/23	504,545
	1,180,000	2.625%, 7/30/25	1,204,413
		Owl Rock Capital Corp
	940,000	3.750%, 7/22/25	974,967
		Park Aerospace Holdings Ltd
	2,000,000	4.500%, 3/15/23	2,064,928
		REC Ltd
	800,000	5.250%, 11/13/23	847,665
	1,300,000	3.375%, 7/25/24	1,340,614
	200,000	3.500%, 12/12/24	207,684
	200,000	2.250%, 9/1/26	195,639
	840,000	2.750%, 1/13/27	832,796
		SoftBank Group Corp
	750,000	3.125%, 1/6/25	738,281
	1,475,000	4.000%, 7/6/26	1,445,718
		Tesco Personal Finance Group PLC
GBP	150,000	3.500%, 7/25/25 [1]	210,119
		TP ICAP Finance PLC
GBP	256,000	5.250%, 1/26/24	370,041
		UBS AG
	2,000,000	5.125%, 5/15/24	2,144,156
		UBS Group AG
	1,460,000	7.000% (USSW5YF +
		4.866%), 2/19/25 [1,4,5]	1,629,360
EUR	400,000	5.750% (5 Year Swap Rate
		EUR + 5.287%), 2/19/22 [1,4,5]	459,384
			62,360,541
Diversified Media: 0.6%
		Adevinta ASA
EUR	675,000	2.625%, 11/15/25	786,738
		Inter Media and
		Communication SPA
EUR	1,107,000	4.875%, 12/31/22	1,240,783
			2,027,521
Energy: 3.1%
		Energean Israel Finance Ltd
	475,000	4.500%, 3/30/24	478,562
		Energy Transfer LP
	1,000,000	4.250%, 4/1/24	1,050,535
		Galaxy Pipeline Assets Bidco Ltd
	831,853	1.750%, 9/30/27	834,505
		Perusahaan Gas Negara Tbk PT
	1,499,000	5.125%, 5/16/24	1,622,752
		Petroleos Mexicanos
GBP	1,962,000	8.250%, 6/2/22	2,715,471
		Plains All American Pipeline LP /
		PAA Finance Corp
	2,176,000	4.650%, 10/15/25	2,376,449
		Ras Laffan Liquefied
		Natural Gas Co Ltd 3
	229,300	5.838%, 9/30/27	257,613
	750,000	6.332%, 9/30/27	848,625
		Saipem Finance International BV
EUR	1,075,000	2.750%, 4/5/22	1,230,005
			11,414,517

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at December 31, 2021 (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 82.4% (Continued)

Food & Drug Retail: 0.6%
		Bellis Acquisition Co PLC
GBP	575,000	3.250%, 2/16/26	$751,149
		Lion/Polaris Lux 4 SA
EUR	400,000	4.000% (3 Month
		EURIBOR + 4.000%), 7/1/26 [1]	459,953
		Quatrim SASU
EUR	1,000,000	5.875%, 1/15/24	1,172,185
			2,383,287
Food/Beverage/Tobacco: 2.2%
		Coca-Cola Europacific Partners PLC
	1,600,000	1.500%, 1/15/27	1,570,057
		Coca-Cola Icecek AS
	1,500,000	4.215%, 9/19/24	1,515,180
		General Mills Inc
EUR	500,000	0.125%, 11/15/25	567,699
		Herbalife Nutrition Ltd /
		HLF Financing Inc
	625,000	7.875%, 9/1/25	664,722
		Louis Dreyfus Co Finance BV
EUR	1,025,000	2.375%, 11/27/25	1,243,048
		Olam International Ltd
	400,000	4.375%, 1/9/23	409,188
		Sigma Alimentos S.A. de CV
	850,000	4.125%, 5/2/26	902,275
		Viterra Finance BV
EUR	1,000,000	0.375%, 9/24/25	1,132,720
			8,004,889
Gaming: 0.8%
		Caesars Entertainment Inc
	1,000,000	6.250%, 7/1/25	1,050,900
		Cirsa Finance International SARL
EUR	275,980	6.250%, 12/20/23	318,845
		International Game Technology PLC
EUR	400,000	3.500%, 6/15/26	465,692
		MGM Resorts International
	1,250,000	6.750%, 5/1/25	1,307,500
			3,142,937
Healthcare: 1.6%
		GN Store Nord AS
EUR	760,000	0.750%, 12/6/23	872,356
		MPT Operating Partnership LP /
		MPT Finance Corp
GBP	510,000	2.550%, 12/5/23	699,494
EUR	750,000	3.325%, 3/24/25	920,834
GBP	1,300,000	2.500%, 3/24/26	1,756,068
		Rossini SARL
EUR	350,000	3.875% (3 Month
		EURIBOR + 3.875%), 10/30/25 [1]	399,022
		Teva Pharmaceutical Finance
		Netherlands II BV
EUR	775,000	3.750%, 5/9/27	879,579
		Teva Pharmaceutical Finance
		Netherlands III BV
	625,000	2.800%, 7/21/23	627,988
			6,155,341
Homebuilders/Real Estate: 4.9%
		ADLER Real Estate AG
EUR	500,000	1.500%, 4/17/22	559,999
		American Tower Corp
EUR	1,000,000	0.450%, 1/15/27	1,126,229
		CPI Property Group SA
	1,850,000	4.750%, 3/8/23	1,925,289
		CTP NV
EUR	400,000	0.500%, 6/21/25	454,122
		DEMIRE Deutsche Mittelstand
		Real Estate AG
EUR	1,800,000	1.875%, 10/15/24	2,023,640
		DIC Asset AG
EUR	600,000	2.250%, 9/22/26	650,481
		Hammerson Ireland Finance DAC
EUR	710,000	1.750%, 6/3/27	796,055
		Hammerson PLC
GBP	1,000,000	3.500%, 10/27/25	1,376,063
		HOWOGE Wohnungs-
		baugesellschaft mbH
EUR	300,000	—%, 11/1/24 [8]	341,135
		Immobiliare Grande
		Distribuzione SIIQ SPA
EUR	975,000	2.125%, 11/28/24	1,130,447
		Lar Espana Real Estate Socimi SA
EUR	500,000	1.750%, 7/22/26	579,895
		NE Property BV
EUR	200,000	2.625%, 5/22/23	234,995
EUR	2,500,000	1.750%, 11/23/24	2,925,807
		Tritax EuroBox PLC
EUR	600,000	0.950%, 6/2/26	684,707
		Trust Fibra Uno
	350,000	5.250%, 12/15/24	380,812
	350,000	5.250%, 1/30/26	383,618
		Vivion Investments SARL
EUR	1,000,000	3.000%, 8/8/24	1,118,005
		Webuild SPA
EUR	1,125,000	5.875%, 12/15/25	1,399,286
			18,090,585
Hotels: 0.9%
		Hyatt Hotels Corp
	485,000	1.800%, 10/1/24	485,162
		Whitbread Group PLC
GBP	2,000,000	3.375%, 10/16/25	2,807,474
			3,292,636

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at December 31, 2021 (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 82.4% (Continued)

Insurance: 0.5%
		Assicurazioni Generali SPA
EUR	500,000	4.596% (3 Month EURIBOR +
		4.500%), 11/21/25 [1,4,5]	$633,305
		Rothesay Life PLC
GBP	800,000	8.000%, 10/30/25	1,306,221
			1,939,526
Leisure: 1.6%
		Carnival Corp
EUR	800,000	1.875%, 11/7/22	900,028
		CPUK Finance Ltd
GBP	375,000	3.588%, 8/28/25	540,403
GBP	510,000	6.500%, 8/28/26	720,855
		Expedia Group Inc
	1,500,000	6.250%, 5/1/25	1,694,112
	1,225,000	5.000%, 2/15/26	1,364,342
		Royal Caribbean Cruises Ltd
	625,000	9.125%, 6/15/23	661,722
			5,881,462
Metals/Mining: 0.3%
		Gold Fields Orogen
		Holdings BVI Ltd
	1,100,000	5.125%, 5/15/24	1,174,129

Paper: 0.3%
		Inversiones CMPC SA
	1,000,000	4.375%, 5/15/23	1,033,440

Publishing/Printing: 0.3%
		Informa PLC
EUR	1,000,000	2.125%, 10/6/25	1,193,904

Quasi & Foreign Government: 0.4%
		Eastern & Southern African
		Trade & Development Bank
	600,000	5.375%, 3/14/22	604,015
		Emirates Development Bank PJSC
	900,000	1.639%, 6/15/26	896,288
			1,500,303
Railroads: 0.1%
		Getlink SE
EUR	425,000	3.500%, 10/30/25	499,905

Services: 0.5%
		ISS Finance BV
EUR	150,000	1.250%, 7/7/25	175,769
		Ocado Group PLC
GBP	575,000	3.875%, 10/8/26	760,228
		Paganini Bidco SPA
EUR	425,000	4.250% (3 Month
		EURIBOR + 4.250%), 10/30/28 [1]	487,321
		Verisure Holding AB
EUR	365,000	3.875%, 7/15/26	424,252
			1,847,570
Steel: 0.2%
		ArcelorMittal SA
EUR	400,000	1.000%, 5/19/23	460,765
		JSW Steel Ltd
	470,000	5.250%, 4/13/22	473,050
			933,815
Super Retail: 1.5%
		AA Bond Co Ltd
GBP	740,000	2.750%, 7/31/23	1,010,169
GBP	985,000	4.875%, 7/31/24	1,401,316
		El Corte Ingles SA
EUR	1,450,000	3.625%, 3/15/24	1,692,468
		PVH Corp
EUR	1,275,000	3.625%, 7/15/24	1,564,211
			5,668,164
Technology: 1.3%
		ams AG
EUR	2,100,000	6.000%, 7/31/25	2,534,417
		Arqiva Broadcast Finance PLC
GBP	1,500,000	6.750%, 9/30/23	2,063,905
		Qorvo Inc
	250,000	1.750%, 12/15/24	250,424
			4,848,746
Telecommunications: 3.2%
		Bharti Airtel International
		Netherlands BV
	1,000,000	5.125%, 3/11/23	1,038,657
	1,800,000	5.350%, 5/20/24	1,937,064
		Iliad SA
EUR	1,500,000	0.750%, 2/11/24	1,697,501
		LCPR Senior Secured
		Financing DAC
	540,000	6.750%, 10/15/27	567,540
		PLT VII Finance SARL
EUR	375,000	4.625%, 1/5/26	437,051
EUR	375,000	4.625% (3 Month Euro
		LIBOR + 4.625%), 1/5/26 [1]	429,072
		PPF Telecom Group BV
EUR	1,600,000	3.500%, 5/20/24	1,928,514
		Sprint Spectrum Co LLC /
		Sprint Spectrum Co II LLC /
		Sprint Spectrum Co III LLC
	467,188	4.738%, 3/20/25	489,386
		TalkTalk Telecom Group Ltd
GBP	1,650,000	3.875%, 2/20/25	2,134,090
		Telecom Italia SPA
EUR	1,000,000	4.000%, 4/11/24	1,195,890
			11,854,765
Transportation Excluding Air/Rail: 2.5%
		DP World Crescent Ltd
	500,000	3.908%, 5/31/23	517,697

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at December 31, 2021 (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 82.4% (Continued)

Transportation Excluding Air/Rail: 2.5% (Continued)
		Firstgroup PLC
GBP	950,000	6.875%, 9/18/24	$1,453,424
		Gatwick Funding Ltd
GBP	200,000	6.125%, 3/2/26 [1]	313,915
		GXO Logistics Inc
	975,000	1.650%, 7/15/26	952,375
		Heathrow Funding Ltd
GBP	2,100,000	7.125%, 2/14/24	3,142,766
		Pelabuhan Indonesia II PT
	200,000	4.250%, 5/5/25	214,377
		Rail Transit International
		Development Co Ltd
EUR	1,500,000	1.625%, 6/22/22	1,713,255
		Stagecoach Group PLC
GBP	650,000	4.000%, 9/29/25	938,885
			9,246,694
Utilities: 2.2%
		Beijing Gas Singapore Capital Corp
	1,500,000	2.750%, 5/31/22	1,508,400
		Drax Finco PLC
EUR	300,000	2.625%, 11/1/25	352,114
		Hero Asia Investment Ltd
	200,000	1.500%, 11/18/23	198,870
		ReNew Power Pvt Ltd
	400,000	6.450%, 9/27/22	405,973
		Tabreed Sukuk Spc Ltd
	750,000	5.500%, 10/31/25	848,719
		Thames Water Utilities Finance PLC
GBP	1,271,000	2.375%, 5/3/23	1,730,614
		Vena Energy Capital Pte Ltd
	3,000,000	3.133%, 2/26/25	3,062,170
			8,106,860
TOTAL CORPORATE BONDS
(Cost $307,461,210)			305,669,187

COLLATERALIZED LOAN OBLIGATIONS: 2.9%

Collateralized Debt Obligations: 2.9%
		Ares European CLO XV DAC
EUR	750,000	0.950% (3 Month
		EURIBOR + 0.950%), 1/15/36 [1]	852,281
		Aurium Clo VIII DAC
EUR	780,000	0.850% (3 Month
		EURIBOR + 0.850%), 6/23/34 [1]	883,342
		Capital Four CLO III DAC
EUR	1,000,000	1.020% (3 Month
		EURIBOR + 1.020%), 10/15/34 [1]	1,136,815
		Carlyle Global Market
		Strategies Euro CLO 2015-1 DAC
EUR	500,000	0.960% (3 Month
		EURIBOR + 0.960%), 1/16/33 [1]	569,847
		CVC Cordatus Loan Fund VIII DAC
EUR	1,000,000	0.850% (3 Month
		EURIBOR + 0.850%), 7/15/34 [1]	1,136,938
		Dunedin Park CLO DAC
EUR	500,000	0.980% (3 Month
		EURIBOR + 0.980%), 11/20/34 [1]	567,519
		Euro-Galaxy VII CLO DAC
EUR	750,000	0.830% (3 Month
		EURIBOR + 0.830%), 7/25/35 [1]	852,117
		Hayfin Emerald CLO I DAC
EUR	1,000,000	0.820% (3 Month
		EURIBOR + 0.820%), 4/17/34 [1]	1,132,284
		Madison Park Euro Funding VIII DAC
EUR	1,000,000	0.950% (3 Month
		EURIBOR + 0.950%), 4/15/32 [1]	1,138,481
		Penta CLO 7 DAC
EUR	500,000	0.950% (3 Month
		EURIBOR + 0.950%), 1/25/33 [1]	569,209
		RRE 2 Loan Management DAC
EUR	500,000	0.860% (3 Month
		EURIBOR + 0.860%), 7/15/35 [1]	564,594
		RRE 6 Loan Management DAC
EUR	500,000	0.870% (3 Month
		EURIBOR + 0.870%), 4/15/35 [1]	567,798
		Tikehau CLO II DAC
EUR	800,000	0.990% (3 Month
		EURIBOR + 0.990%), 9/7/35 [1]	909,806
			10,881,031
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $11,232,882)			10,881,031

CONVERTIBLE BONDS: 3.0%

Banking: 2.2%
		Abanca Corp Bancaria SA
EUR	700,000	6.125% (5 Year Swap Rate
		EUR + 5.927%), 1/18/29 [1,4]	864,462
		Australia & New Zealand
		Banking Group Ltd
EUR	800,000	1.125% (5 Year Swap Rate
		EUR + 1.400%), 11/21/29 [1,4]	926,497
		Bank of Ireland Group PLC
	1,890,000	4.125% (5 Year CMT Rate +
		2.500%), 9/19/27 [1,4]	1,913,120
		Barclays PLC
EUR	2,800,000	2.000% (5 Year Swap Rate
		EUR + 1.900%), 2/7/28 [1,4]	3,246,052
		National Australia Bank Ltd
GBP	500,000	1.699% (5 Year UK GILT +
		1.400%), 9/15/31 [1,4]	658,933
		Virgin Money UK PLC
GBP	290,000	2.625% (5 Year UK GILT +
		2.250%), 8/19/31 [1,4]	388,292
			7,997,356

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at December 31, 2021 (Continued)

Principal
Amount†			Value
CONVERTIBLE BONDS: 3.0% (Continued)

Insurance: 0.6%
		QBE Insurance Group Ltd
GBP	1,500,000	6.115% (5 Year Swap Rate
		GBP + 5.000%), 5/24/42 [1,4]	$2,066,624

Telecommunications: 0.2%
		Telecom Italia SPA/Milano
EUR	1,000,000	1.125%, 3/26/22	1,139,891

TOTAL CONVERTIBLE BONDS
(Cost $11,421,728)			11,203,871

BANK LOANS: 9.0%

Airlines: 0.3%
		British Airways
GBP	700,000	4.650%, 2/21/25 [1,2,3,6,7]	959,516

Broadcasting: 0.2%
		Gray Television D
	675,000	3.099% (1 Month LIBOR +
		3.000%), 12/1/28 [1,2]	672,553

Building Materials: 0.1%
		Standard Industries B
	448,175	3.000% (3 Months LIBOR +
		2.500%), 9/22/28 [1,2]	449,109

Cable/Satellite TV: 0.3%
		Virgin Media 6/21 (T/L B)
EUR	1,000,000	3.500% (6 Months
		EURIBOR + 3.500%), 7/15/29 [1,2]	1,136,125

Capital Goods: 0.2%
		Ali Group
	550,000	2.131%, 11/30/28 [1,2,3,6]	547,327

Chemicals: 0.7%
		Flint Group TL 1L
EUR	1,425,526	5.000% (3 Months
		EURIBOR + 4.250%), 9/21/23 [1,2]	1,619,404
		LSF11 Skyscraper
		Performance (EUR) B4
EUR	1,000,000	3.500% (3 Months
		EURIBOR + 3.500%), 9/29/27 [1,2]	1,138,316
			2,757,720
Diversified Financial Services: 0.5%
		Citadel Securities B (01/21)
	1,488,750	2.604% (1 Month LIBOR +
		2.500%), 2/2/28 [1,2]	1,481,105
		Trans Union
	475,000	2.750% (1 Month LIBOR +
		2.250%), 12/1/28 [1,2]	474,406
			1,955,511
Environmental: 0.3%
		Clean Harbors (9/21)
	375,000	2.104% (1 Month LIBOR +
		2.000%), 10/9/28 [1,2]	375,236
		Covanta Holding Corporation B
	601,568	3.000% (1 Month LIBOR +
		2.500%), 11/30/28 [1,2]	602,922
		Covanta Holding Corporation C
	48,432	3.000% (1 Month LIBOR +
		2.500%), 11/30/28 [1,2]	48,541
			1,026,699
Healthcare: 1.3%
		Elanco Animal Health B
	1,492,255	1.849% (1 Month LIBOR +
		1.750%), 7/30/27 [1,2]	1,474,886
		HRA Term Loan
EUR	1,500,000	3.500% (3 Months
		EURIBOR + 3.500%), 9/20/24 [1,2]	1,705,348
		ICON Luxembourg B
	249,381	2.750% (3 Months LIBOR +
		2.250%), 7/3/28 [1,2]	249,778
		PRA Health Sciences
		(Indigo Merger) B
	68,013	2.750% (3 Months LIBOR +
		2.250%), 7/3/28 [1,2]	68,121
		Ramsay B 2027
EUR	1,000,000	2.500% (3 Months
		EURIBOR + 2.500%), 4/22/27 [1,2]	1,137,548
			4,635,681
Leisure: 0.3%
		Sandy Bidco B (Roompot)
EUR	1,000,000	4.500%, 9/29/28 [1,2,3,6]	1,142,415

Services: 2.6%
		APX Group (6/21) (Vivnt)
	1,075,000	4.000% (1 Month LIBOR +
		3.500%), 7/10/28 [1,2]	1,074,774
		Assystem New B
EUR	3,000,000	4.250% (6 Months
		EURIBOR + 4.250%), 9/27/24 [1,2]	3,349,747
		Fugue Finance (Nord Anglia)
EUR	2,000,000	3.250% (3 Months
		EURIBOR + 3.250%), 8/30/24 [1,2]	2,251,062
		Global University Systems B
		(Markermeer) (1/20)
EUR	1,000,000	3.500% (6 Months
		EURIBOR + 3.500%), 1/29/27 [1,2]	1,131,024
		Kantar B3
EUR	1,500,000	4.250% (3 Months
		EURIBOR + 4.250%), 12/4/26 [1,2]	1,715,065

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at December 31, 2021 (Continued)

Principal
Amount†			Value
BANK LOANS: 9.0% (Continued)

Services: 2.6% (Continued)
		Summer (BC) Bidco
		ADDITIONAL B2 (6/21) (Kantar)
	199,500	5.250% (3 Months LIBOR +
		4.500%), 12/4/26 [1,2]	$199,625
			9,721,297

Super Retail: 0.7%
		L1R HB Finance (Holland & Barrett)
GBP	2,015,319	5.337% (3 Months LIBOR +
		5.250%), 8/30/24 [1,2]	2,542,717

Technology: 0.3%
		GFK B (4/21)
EUR	1,000,000	3.500% (3 Months
		EURIBOR + 3.500%), 5/26/28 [1,2]	1,142,648

Telecommunications: 0.5%
		WP/AP Telcom
EUR	1,750,000	4.000%, 11/13/28 [1,2,3,6]	1,995,490

Transportation Excluding Air/Rail: 0.7%
		First Student Bidco B (First Transit)
	383,968	3.500% (3 Months LIBOR +
		3.000%), 7/21/28 [1,2]	382,849
		First Student Bidco C (First Transit)
	141,733	3.500% (3 Months LIBOR +
		3.000%), 7/21/28 [1,2]	141,320
		Silk Bidco B (Hurtigruten)
EUR	2,000,000	4.000% (6 Months
		EURIBOR + 4.000%), 2/24/25 [1,2]	2,133,386
			2,657,555
TOTAL BANK LOANS
(Cost $33,678,660)			33,342,363

TOTAL INVESTMENTS IN SECURITIES: 97.3%
(Cost $363,794,480)			361,096,452
Other Assets in Excess of Liabilities: 2.7%			9,894,273
TOTAL NET ASSETS: 100.0%			$370,990,725
†	In USD unless otherwise indicated.
CMT – Constant Maturity Treasury Rate
EUR – Euro
EURIBOR – Euro Interbank Offered Rate
EURO Libor – Euro London Interbank Offered Rate
GBP – Great Britain Pound
GILT – United Kingdom Government Bond
LIBOR – London Interbank Offered Rate
PIK – Payment-in-Kind – represents the security may pay interest in additional par.
SOFR – Secured Overnight Financing Rate
USD – United States Dollar
[1]	Variable rate security; rate shown is the rate in effect on December 31, 2021. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[3]	Denotes investments purchased on a when-issued or delayed delivery basis.
[4]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on December 31, 2021. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[5]	Perpetual call date security. Date shown is next call date.
[6]	All or a portion of the loan may be unfunded.
[7]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[8]	Zero coupon security.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at December 31, 2021

The Muzinich Low Duration Fund (the “Fund”) had the following forward foreign currency exchange contracts outstanding with the Bank of New York:

			U.S. Dollar Value at			U.S. Dollar Value at	Unrealized Appreciation
Settlement Date	Currency to be Delivered		December 31, 2021	Currency to be Received		December 31, 2021	(Depreciation)
1/21/22	EUR	76,400,000	$87,018,789	USD	88,509,384	$88,509,384	$1,490,595
3/22/22	EUR	66,800,000	76,181,048	USD	75,630,840	75,630,860	(550,188)
1/21/22	USD	8,035,750	8,035,750	GB	P6,000,000	8,120,900	85,150
1/21/22	GBP	45,400,000	61,448,145	USD	62,202,006	62,202,006	753,861
			$232,683,732			$234,463,150	$1,779,418

The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

SCHEDULE OF INVESTMENTS at December 31, 2021

Principal
Amount†			Value
CORPORATE BONDS: 0.7%

Diversified Financial Services: 0.4%
		Icahn Enterprises LP /
		Icahn Enterprises Finance Corp
	100,000	6.750%, 2/1/24	$100,350

Homebuilders/Real Estate: 0.3%
		Service Properties Trust
	100,000	4.350%, 10/1/24	98,109

TOTAL CORPORATE BONDS
(Cost $199,861)			198,459

BANK LOANS: 93.7%

Airlines: 1.8%
		AAdvantage Loyalty
		(American Airlines) (AMR)
	175,000	5.500% (3 Months LIBOR +
		4.750%), 4/20/28 [1,2]	181,640
		Air Canada B (07/21)
	125,000	4.250% (3 Months LIBOR +
		3.500%), 8/11/28 [1,2]	125,067
		United Airlines B (4/21)
	248,125	4.500% (3 Months LIBOR +
		3.750%), 4/21/28 [1,2]	249,577
			556,284
Automotive & Auto Parts: 3.5%
		Clarios Global B1
	127,739	3.354% (1 Month LIBOR +
		3.250%), 4/30/26 [1,2]	127,244
		First Brands 1st Lien (Trico) (3/21)
	165,735	6.000% (3 Months LIBOR +
		5.000%), 3/30/27 [1,2]	166,813
		First Brands 2nd Lien (Trico) (3/21)
	225,000	9.500% (3 Months LIBOR +
		8.500%), 3/30/28 [1,2]	227,110
		IXS (2/20) VT1 B
	246,276	5.000% (3 Months LIBOR +
		4.250%), 3/5/27 [1,2]	242,429
		Wheel Pros (4/21)
	274,313	5.250% (1 Month LIBOR +
		4.500%), 5/11/28 [1,2]	274,262
			1,037,858
Banking: 0.4%
		Superannuation and Investments
	125,000	4.250%, 9/24/28 [1,2,3,4]	125,234

Broadcasting: 3.3%
		EW Scripps B3 (12/20)
	416,875	3.750% (1 Month LIBOR +
		3.000%), 1/7/28 [1,2]	417,338
		Gray Television C (10/18)
	63,723	2.599% (1 Month LIBOR +
		2.500%), 1/2/26 [1,2]	63,331
		Gray Television D
	125,000	3.099% (1 Month LIBOR +
		3.000%), 12/1/28 [1,2]	124,547
		IHeartCommunications (07/20)
	66,870	3.750% (1 Month LIBOR +
		3.250%), 5/1/26 [1,2]	66,995
		Univision Communications (5/21)
	325,000	4.000%, 12/31/28 [1,2,3,4]	324,942
			997,153
Building Materials: 1.0%
		AI Aqua Merger Sub B
		(Osmosis/Culligan) (6/21)
	128,125	4.500% (1 Month LIBOR +
		4.000%), 7/31/28 [1,2]	128,640
		Culligan (Osmosis) DD (6/21)
	11,111	4.500%, 6/16/28 [1,2,3,4]	11,156
		USIC Holdings (05/21)
	151,822	4.250% (1 Month LIBOR +
		3.500%), 5/12/28 [1,2]	151,822
			291,618
Cable/Satellite TV: 2.1%
		CSC Holdings B1 (03/17)
	496,104	2.360% (1 Month LIBOR +
		2.250%), 7/17/25 [1,2]	489,283
		DIRECTV Financing
	146,625	5.750% (1 Month LIBOR +
		5.000%), 8/2/27 [1,2]	146,949
			636,232
Capital Goods: 7.0%
		Alison US B-1 (Alstom)
	101,554	6.500% (3 Months LIBOR +
		5.500%), 8/29/23 [1,2]	82,360
		Alison US B-2 (Alstom)
	100,768	6.500% (3 Months LIBOR +
		5.500%), 8/29/23 [1,2]	81,723
		Dexco Global (9/21)
	126,000	4.250% (3 Months LIBOR +
		3.750%), 10/4/28 [1,2]	125,754
		DexKo Global DD (9/21)
	24,000	4.250% (1 Month LIBOR +
		3.750%), 10/4/28 [1,2]	23,953
		Rexnord B (Zurn Water
		Solutions) (9/21)
	100,000	2.750% (1 Month LIBOR +
		2.250%), 10/4/28 [1,2]	100,188
		Safety Products / JHC
		Acquisition Corp
	341,530	4.604% (1 Month LIBOR +
		4.500%), 6/28/26 [1,2]	327,015

The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

SCHEDULE OF INVESTMENTS at December 31, 2021 (Continued)

Principal
Amount†			Value
BANK LOANS: 93.7% (Continued)

Capital Goods: 7.0% (Continued)
		Safety Products / JHC
		Acquisition Corp DD
	18,462	4.604% (1 Month LIBOR +
		4.500%), 6/28/26 [1,2]	$17,677
		SLV New
EUR	456,694	4.250% (1 Month EurIBOR +
		4.250%), 1/3/24 [1,2]	509,222
		US Farathane B-5 (03/21)
	264,688	5.250% (1 Month LIBOR +
		4.250%), 12/23/24 [1,2]	247,925
		Wittur New
EUR	500,000	4.500% (6 Months EurIBOR +
		4.500%), 10/2/26 [1,2]	556,176
			2,071,993
Chemicals: 3.8%
		Hyperion Materials &
		Technologies B (7/21)
	300,000	5.000% (1 Month LIBOR +
		4.500%), 8/28/28 [1,2]	300,876
		Kraton Corporation (11/21)
	200,000	3.750%, 11/17/28 [1,2,3,4]	200,376
		Rohm Holding USD
	196,982	4.904% (6 Months LIBOR +
		4.750%), 7/31/26 [1,2]	197,064
		SCIH Salt Holdings
		Incremental (Kissner)
	204,852	4.750% (3 Months LIBOR +
		4.000%), 3/16/27 [1,2]	203,187
		Tronox Finance (2/21)
	225,500	2.354% (1 Month LIBOR +
		2.250%), 3/10/28 [1,2]	223,809
			1,125,312
Consumer-Products: 1.6%
		Sunshine Luxembourg
		B-3 (Nestle/Galderma) (3/21)
	198,500	4.500% (3 Months LIBOR +
		3.750%), 10/1/26 [1,2]	199,513
		SWF Holdings (Springs Windows)
	275,000	4.750% (1 Month LIBOR +
		4.000%), 10/6/28 [1,2]	273,110
			472,623
Containers: 1.0%
		Liqui-Box B
	123,125	5.500% (3 Months LIBOR +
		4.500%), 2/26/27 [1,2]	115,122
		Trident TPI Holdings
		(Tekni-Plex) B3 (7/21)
	150,618	4.500% (3 Months LIBOR +
		4.000%), 9/15/28 [1,2]	150,736
		Trident TPI Holdings
		(Tekni-Plex) DD B3 (7/21)
	21,396	4.500% (3 Months LIBOR +
		4.000%), 9/15/28 [1,2]	21,413
			287,271
Diversified Financial Services: 7.2%
		Citadel Securities B (01/21)
	496,250	2.604% (1 Month LIBOR +
		2.500%), 2/2/28 [1,2]	493,702
		Cowen
	272,250	4.000% (3 Months LIBOR +
		3.250%), 3/24/28 [1,2]	271,569
		DRW Holdings (2/21)
	519,122	3.854% (1 Month LIBOR +
		3.750%), 2/24/28 [1,2]	518,312
		GBT Group Services
		(Global Business Travel)
	444,283	2.602% (1 Month LIBOR +
		2.500%), 8/13/25 [1,2]	433,176
		Jane Street Group (1/21)
	148,500	2.854% (1 Month LIBOR +
		2.750%), 1/26/28 [1,2]	147,556
		Mermaid Bidco (Datasite) TL B2
	149,251	4.500% (1 Month LIBOR +
		3.750%), 12/22/27 [1,2]	149,811
		Paysafe Holdings B-1 (USD)
	149,250	3.250%, 4/30/25 [1,2,3,4]	147,011
			2,161,137
Diversified Media: 5.2%
		Adevinta (USD) (eBay)
	499,625	3.500% (3 Months LIBOR +
		2.750%), 6/26/28 [1,2]	500,652
		Advantage Sales &
		Marketing B1 (10/21)
	222,750	5.250% (3 Months LIBOR +
		4.500%), 10/28/27 [1,2]	223,279
		Allen Media (7/21)
	73,863	5.632% (3 Months LIBOR +
		5.500%), 2/10/27 [1,2]	73,928
		Allen Media DD B (07/21)
	189,524	5.724% (3 Months LIBOR +
		5.500%), 2/10/27 [1,2]	189,690
		Allen Media Incremental B (07/21)
	208,463	6.632% (3 Months LIBOR +
		5.500%), 2/10/27 [1,2]	208,645
		Clear Channel Outdoor Holdings B
	345,581	3.629% (3 Months LIBOR +
		3.500%), 8/21/26 [1,2]	341,297
			1,537,491

The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

SCHEDULE OF INVESTMENTS at December 31, 2021 (Continued)

Principal
Amount†			Value
BANK LOANS: 93.7% (Continued)

Energy: 2.8%
		BW Gas & Convenience B
	348,250	4.000% (1 Month LIBOR +
		3.500%), 3/31/28 [1,2]	$348,250
		DT Midstream (5/21)
	99,500	2.500% (3 Months LIBOR +
		2.000%), 6/26/28 [1,2]	99,819
		Oryx Midstream Services
		Permian Basin
	175,000	3.750% (1 Month LIBOR +
		3.250%), 10/5/28 [1,2]	174,112
		Parkway Generation B
	183,000	5.500%, 11/6/28 [1,2,3,4]	182,142
		Parkway Generation C
	25,000	5.500%, 11/6/28 [1,2,3,4]	24,906
			829,229
Environmental: 0.8%
		Gopher Resource
	246,729	4.250% (1 Month LIBOR +
		3.250%), 3/6/25 [1,2]	231,925

Food/Beverage/Tobacco: 3.1%
		Quantum Bidco
		(Addo and Winterbotham)
GBP	125,000	6.119% (3 Months LIBOR +
		6.000%), 2/7/28 [1,2]	166,972
		Sigma Holdco B1 (Flora Food)
EUR	500,000	3.500% (6 Months EurIBOR +
		3.500%), 7/2/25 [1,2]	553,447
		Whole Earth (1/21)
	198,500	5.500% (3 Months LIBOR +
		4.500%), 2/2/28 [1,2]	197,756
			918,175
Gaming: 0.7%
		Caesars Resort Collection B-1
	197,500	3.604% (1 Month LIBOR +
		3.500%), 7/21/25 [1,2]	197,895

Healthcare: 14.7%
		Air Methods B (ASP AMC)
	145,802	4.500% (3 Months LIBOR +
		3.500%), 4/22/24 [1,2]	138,876
		Athenahealth B (01/21)
	124,063	4.351% (1 Month LIBOR +
		4.250%), 2/11/26 [1,2]	124,233
		Auris Luxembourg III B
		(Siemens/Sivantos/Widex)
	196,963	3.854% (1 Month LIBOR +
		3.750%), 2/27/26 [1,2]	195,794
		Bowtie (NextPharma)
	EUR 500,000	3.750% (3 Months EurIBOR +
		3.750%), 3/31/28 [1,2]	566,226
		BW NHHC Holdco
	148,082	5.160% (3 Months LIBOR +
		5.000%), 5/15/25 [1,2]	126,777
		ICON Luxembourg B
	90,684	2.750% (3 Months LIBOR +
		2.250%), 7/3/28 [1,2]	90,828
		Mallinckrodt International B
	431,608	6.000% (1 Month LIBOR +
		5.250%), 9/24/24 [1,2]	404,975
		Medical Solutions (11/21)
	84,000	4.000% (3 Months LIBOR +
		3.500%), 11/1/28 [1,2]	84,015
		Medical Solutions Holdings DD
		(Reverb Buyer) (10/21)
	16,000	4.000%, 10/31/28 [1,2,3,4]	16,003
		Milano Acquisition B
	496,241	4.750% (3 Months LIBOR +
		4.000%), 10/1/27 [1,2]	498,164
		MPH Acquisition Holdings B
		(08/21) (MultiPlan)
	448,875	4.750% (3 Months LIBOR +
		4.250%), 9/1/28 [1,2]	439,339
		One Call (One Call Medical) (3/21)
	348,250	6.250% (3 Months LIBOR +
		5.500%), 4/22/27 [1,2]	349,883
		Onex Carestream (2023
		EXTENDED TERM)
	325,581	7.750% (3 Months LIBOR +
		6.750%), 5/8/23 [1,2]	327,142
		Organon (4/21) USD
	313,354	3.500% (3 Months LIBOR +
		3.000%), 6/2/28 [1,2]	314,105
		PetVet Care Centers (01/21)
	99,241	4.250% (1 Month LIBOR +
		3.500%), 2/14/25 [1,2]	99,353
		Pluto Acquisition I
		(AccentCare) (06/21)
	99,500	4.175% (3 Months LIBOR +
		4.000%), 6/22/26 [1,2]	99,313
		PRA Health Sciences
		Indigo Merger) B
	22,671	2.750% (3 Months LIBOR +
		2.250%), 7/3/28 [1,2]	22,707
		Sedgwick Claims
		Management Services B3
	24,375	5.250% (1 Month LIBOR +
		4.250%), 9/3/26 [1,2]	24,445
		Tivity Health B (06/21)
	123,125	4.354% (1 Month LIBOR +
		4.250%), 6/23/28 [1,2]	123,248
		US Renal Care B
	345,581	5.125% (1 Month LIBOR +
		5.000%), 6/26/26 [1,2]	336,986
			4,382,412

The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

SCHEDULE OF INVESTMENTS at December 31, 2021 (Continued)

Principal
Amount†			Value
BANK LOANS: 93.7% (Continued)

Insurance: 0.4%
		IMA Financial Group
	125,000	4.250% (1 Month LIBOR +
		3.750%), 11/1/28 [1,2]	$124,791

Leisure: 0.2%
		United PF Holdings (12/19)
	68,074	4.224% (3 Months LIBOR +
		4.000%), 12/30/26 [1,2]	65,862

Metals/Mining: 0.4%
		Grinding Media B (09/21)
	124,688	4.750% (3 Months LIBOR +
		4.000%), 10/12/28 [1,2]	124,765

Paper: 1.1%
		Spa Holdings 3 (Ahlstrom) B
	200,000	4.750% (3 Months LIBOR +
		4.000%), 2/4/28 [1,2]	200,500
		Sylvamo
	136,667	5.000% (1 Month LIBOR +
		4.500%), 8/18/28 [1,2]	137,606
			338,106
Publishing/Printing: 0.8%
		Cimpress (USD)
	248,750	4.000% (1 Month LIBOR +
		3.500%), 5/17/28 [1,2]	249,061

Services: 6.9%
		APi Group B (J2 Acquisition)
	95,000	2.601% (1 Month LIBOR +
		2.500%), 10/1/26 [1,2]	94,976
		APX Group (6/21) (Vivnt)
	100,000	4.000% (1 Month LIBOR +
		3.500%), 7/10/28 [1,2]	99,979
		Assystem New B
	EUR 500,000	4.250% (6 Months EurIBOR +
		4.250%), 9/27/24 [1,2]	558,291
		Engineered Components
		(CentroMotion) (6/21)
	325,000	6.500% (1 Month LIBOR +
		6.000%), 8/2/28 [1,2]	322,563
		Engineered Components DD
		(CentroMotion) (6/21)
	91,743	5.000%, 8/2/28 [1,2,3,4]	91,055
		Franchise Group First Out
	122,317	5.500% (3 Months LIBOR +
		4.750%), 3/10/26 [1,2]	122,673
		Gems Menasa (Global Education
		Management) (GEMS Education)
	146,292	6.000% (6 Months LIBOR +
		5.000%), 7/30/26 [1,2]	147,054
		LBM Acquisition B
	121,362	4.500% (3 Months LIBOR +
		3.750%), 12/17/27 [1,2]	120,461
		Revint (10/20)
	198,503	4.750% (1 Month LIBOR +
		4.250%), 10/15/27 [1,2]	198,999
		Sitel Worldwide (USD) (7/21)
	149,625	4.250% (3 Months LIBOR +
		3.750%), 8/28/28 [1,2]	149,766
		Summer (BC) Bidco B1
	148,111	5.180% (3 Months LIBOR +
		5.000%), 12/4/26 [1,2]	148,259
			2,054,076
Steel: 1.5%
		TMS B
	450,566	3.750% (1 Month LIBOR +
		2.750%), 8/14/24 [1,2]	451,692

Super Retail: 3.5%
		84 Lumber B (02/21)
	495,000	3.750% (1 Month LIBOR +
		3.000%), 11/13/26 [1,2]	496,185
		At Home Group (6/21)
	50,000	4.750% (3 Months LIBOR +
		4.250%), 7/24/28 [1,2]	50,081
		S&S Holdings
	496,250	5.500% (3 Months LIBOR +
		5.000%), 3/10/28 [1,2]	497,027
			1,043,293
Technology: 11.3%
		Ahead DB Holdings (04/21)
	348,250	4.500% (3 Months LIBOR +
		3.750%), 10/18/27 [1,2]	349,230
		Applovin (10/21)
	174,563	3.500% (1 Month LIBOR +
		3.000%), 10/20/28 [1,2]	174,507
		Connectwise B (9/21)
	75,000	4.000% (3 Months LIBOR +
		3.500%), 9/29/28 [1,2]	74,920
		Constant Contact
	410,312	4.750% (1 Month LIBOR +
		4.000%), 2/10/28 [1,2]	410,569
		CT Technologies (6/21)
		(HealthPort/Ciox Health/Smart)
	173,688	5.000% (1 Month LIBOR +
		4.250%), 12/16/25 [1,2]	174,013
		Dawn Acquisition
	351,101	3.882% (3 Months LIBOR +
		3.750%), 12/31/25 [1,2]	297,393
		DCert Buyer (Digicert)
	246,859	4.104% (1 Month LIBOR +
		4.000%), 10/16/26 1,2	246,705
		GI Consilio Parent B
		(Consilio/Skopima) (4/21)
	374,063	4.500% (1 Month LIBOR +
		4.000%), 5/12/28 [1,2]	372,231

The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

SCHEDULE OF INVESTMENTS at December 31, 2021 (Continued)

Principal
Amount†			Value
BANK LOANS: 93.7% (Continued)

Technology: 11.3% (Continued)
		LogMeIn (8/20)
	148,500	4.860% (1 Month LIBOR +
		4.750%), 8/31/27 [1,2]	$147,881
		MeridianLink (10/21)
	125,000	3.500% (3 Months LIBOR +
		3.000%), 11/10/28 [1,2]	125,039
		SuperMoose Borrower
		(CentralSquare Tech) B
	291,000	3.974% (3 Months LIBOR +
		3.750%), 8/29/25 [1,2]	275,462
		Triton Solar US B
	336,300	6.224% (3 Months LIBOR +
		6.000%), 10/31/24 [1,2]	332,796
		Veritas (3/21)
	247,626	6.000% (3 Months LIBOR +
		5.000%), 9/1/25 [1,2]	247,936
		Xperi
	146,250	3.604% (1 Month LIBOR +
		3.500%), 6/8/28 [1,2]	146,159
			3,374,841

Telecommunications: 4.7%
		Crown Subsea (4/21) (SubCom)
	340,582	5.500% (1 Month LIBOR +
		4.750%), 4/27/27 [1,2]	343,278
		Lumen Technologies B (1/20)
	247,475	2.340% (1 Month LIBOR +
		2.250%), 3/15/27 [1,2]	244,983
		Virgin Media Bristol Q
	500,000	3.360% (1 Month LIBOR +
		3.250%), 1/31/29 [1,2]	500,510
		Voyage B (Vocus Group) (USD)
	324,188	4.000% (3 Months LIBOR +
		3.500%), 7/20/28 [1,2]	324,795
			1,413,566

Transportation Excluding Air/Rail: 2.3%
		Echo Global Logistics
	175,000	4.250% (3 Months LIBOR +
		3.750%), 11/30/28 [1,2]	174,584
		First Student Bidco B (First Transit)
	76,794	3.500% (3 Months LIBOR +
		3.000%), 7/21/28 [1,2]	76,570
		First Student Bidco C (First Transit)
	28,347	3.500% (3 Months LIBOR +
		3.000%), 7/21/28 [1,2]	28,264
		Yak Access B
	460,737	5.121% (3 Months LIBOR +
		5.000%), 7/11/25 [1,2]	414,472
			693,890

Utilities: 0.6%
		Edgewater (Spade Facilities)
	202,598	3.854% (1 Month LIBOR +
		3.750%), 12/12/25 [1,2]	192,031
TOTAL BANK LOANS
(Cost $28,037,429)			27,985,816

TOTAL INVESTMENTS IN SECURITIES: 94.4%
(Cost $28,237,290)			28,184,275
Other Assets in Excess of Liabilities: 5.6%			1,675,983
TOTAL NET ASSETS: 100.0%			$29,860,258

†	In USD unless otherwise indicated.
EUR – Euro
EURIBOR – Euro Interbank Offered Rate
GBP – Great Britain Pound
LIBOR – London Interbank Offered Rate
USD – United States Dollar
[1]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[2]	Variable rate security; rate shown is the rate in effect on December 31, 2021. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[3]	All or a portion of the loan may be unfunded.
[4]	Denotes investments purchased on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at December 31, 2021

The Muzinich High Income Floating Rate Fund (the “Fund”) had the following forward foreign currency exchange contracts outstanding with the Bank of New York:

			U.S. Dollar Value at			U.S. Dollar Value at	Unrealized Appreciation
Settlement Date	Currency to be Delivered		December 31, 2021	Currency to be Received		December 31, 2021	(Depreciation)
3/21/22	EUR	2,400,000	$2,736,976	USD	2,719,968	$2,719,968	$(17,008)
3/21/22	GBP	200,000	270,613	USD	268,624	268,624	(1,989)
			$3,007,589			$2,988,592	$(18,997)

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2021

	Credit		Low
	Opportunities	U.S. High	Duration	Floating Rate
	Fund	Yield Fund	Fund	Fund
ASSETS
Investments in unaffiliated securities, at value (Cost $361,286,115,
$29,016,239, $363,794,480, and $28,237,290) (Note 2)	$361,525,190	$29,707,441	$361,096,452	$28,184,275
Deposits at broker	2,929,663	2,728	38,612	61,243
Cash	19,366,158	625,805	15,953,708	2,417,173
Foreign currency, at value
(Cost $2,205,115, $—, $5,765,565, and $113,723)	2,239,183	—	5,822,969	114,137
Receivables:
Fund shares sold	656,869	—	591,142	—
Investment securities sold	2,486,303	—	251,825	881,196
Interest receivable	3,455,259	460,646	4,070,912	132,615
Unrealized appreciation on forward foreign currency exchange contracts	—	—	2,329,606	—
Due from advisor, net	—	222	—	735
Prepaid expenses	28,444	6,145	18,190	7,299
Total assets	392,687,069	30,802,987	390,173,416	31,798,673

LIABILITIES
Payables:
Investment securities purchased	1,668,031	—	4,994,212	1,868,502
Fund shares purchased	1,243,107	—	13,297,756	1,479
Distribution to shareholders	8,125,196	1,280,697	88,368	—
Unrealized depreciation on forward foreign currency exchange contracts	539,849	—	550,188	18,997
Unrealized depreciation on swap contracts	217,026	—	—	—
Upfront premium received	1,455,474	—	—	—
Investment advisory fees, net	134,718	—	107,581	—
Fund accounting fees	39,923	12,908	33,517	11,841
Administration fees	51,671	7,203	35,021	5,537
Transfer agent fees	25,325	1,853	15,535	1,227
Audit fees	24,397	22,943	22,937	21,481
Chief Compliance Officer fees	2,570	2,571	2,568	2,571
Custody fees	13,399	731	—	757
Trustee fees	5,532	3,479	4,450	3,462
Shareholder service fees – Institutional Class	11,677	400	—	713
Other accrued expenses	6,214	1,270	30,558	1,848
Total liabilities	13,564,109	1,334,055	19,182,691	1,938,415
NET ASSETS	$379,122,960	$29,468,932	$370,990,725	$29,860,258

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2021 (Continued)

	Credit		Low
	Opportunities	U.S. High	Duration	Floating Rate
	Fund	Yield Fund	Fund	Fund
COMPONENTS OF NET ASSETS
Paid-in capital	$377,048,600	$28,746,737	$383,739,464	$29,923,814
Total distributable (accumulated) earnings (losses)	2,074,360	722,195	(12,748,739)	(63,556)
Net assets	$379,122,960	$29,468,932	$370,990,725	$29,860,258

COMPONENTS OF NET ASSET VALUE (Unlimited Shares Authorized)
Supra Institutional Class[1]:
Net assets	$252,117,692	$25,221,947	$369,539,201	$—
Shares of beneficial interest issued and outstanding	23,994,050	2,747,360	37,967,858	—
Net asset value, offering and redemption price per share	$10.51	$9.18	$9.73	$—
Institutional Class:
Net assets	$127,005,268	$4,246,985	$1,451,524	$29,860,258
Shares of beneficial interest issued and outstanding	12,091,694	462,355	146,488	2,996,313
Net asset value, offering and redemption price per share	$10.50	$9.19	$9.91	$9.97

[1]	This class is not offered for Floating Rate Fund as of December 31, 2021.

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

STATEMENTS OF OPERATIONS For the Year Ended December 31, 2021

	Credit		Low
	Opportunities	U.S. High	Duration	Floating Rate
	Fund	Yield Fund	Fund	Fund
INVESTMENT INCOME
Interest	$16,163,441	$2,044,910	$10,703,065	$1,261,779
Consent income	180,895	1,663	7,322	—
Dividends from affiliated investments	134,662	—	97,331	—
Dividends from unaffiliated investments	—	—	—	—
Other income	—	21	364	—
Total investment income	16,478,998	2,046,594	10,808,082	1,261,779

EXPENSES
Investment advisory fees	2,834,154	198,086	1,649,575	147,181
Administration fees	210,416	32,753	151,911	24,218
Fund accounting fees	181,122	61,677	136,049	53,437
Shareholder service fees – Institutional Class	148,247	338	—	1,136
Custody fees	107,834	10,250	102,959	6,548
Transfer agent fees	103,614	8,760	67,491	5,381
Registration fees	38,672	36,908	42,401	27,282
Miscellaneous expenses	32,090	8,566	35,003	6,324
Trustees fees	27,429	19,227	24,386	19,253
Audit fees	24,397	22,943	22,937	21,481
Reports to shareholders	18,714	5,124	30,554	1,531
Chief Compliance Officer fees	11,238	11,239	11,236	11,239
Legal fees	7,310	7,873	6,844	7,021
Insurance expense	5,868	4,241	5,446	4,118
Interest expense	622	2,466	171	—
Total expenses	3,751,727	430,451	2,286,963	336,150
Less: affiliated advisory fees waived	(34,200)	—	(25,704)	—
Less: advisory fees waived and expenses absorbed	(759,811)	(221,222)	(453,932)	(144,719)
Net expenses	2,957,716	209,229	1,807,327	191,431
Net investment income (loss)	13,521,282	1,837,365	9,000,755	1,070,348

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Unaffiliated investments	15,347,817	2,855,770	19,715,627	142,638
Affiliated investments	101,507	—	51,458	—
Forward foreign currency exchange contracts	4,794,746	—	6,714,531	228,045
Foreign currency and foreign currency transactions	(230,316)	—	(473,962)	(22,298)
Futures contracts	(402,039)	—	—	—
Swap contracts	(195,339)	—	—	—
Net realized gain (loss)	19,416,376	2,855,770	26,007,654	348,385
Change in net unrealized appreciation/depreciation on:
Unaffiliated investments	(27,325,365)	(3,237,120)	(34,063,758)	(243,469)
Affiliated investments	7,344	—	63,000	—
Forward foreign currency exchange contracts	249,548	—	8,936,999	(7,263)
Foreign currency and foreign currency translation	(77,770)	—	(184,611)	(19,883)
Swaps	(217,026)	—	—	—
Change in net unrealized appreciation/depreciation	(27,363,269)	(3,237,120)	(25,248,370)	(270,615)
Net realized and unrealized gain (loss) on investments	(7,946,893)	(381,350)	759,284	77,770
Net increase (decrease) in net assets resulting from operations	$5,574,389	$1,456,015	$9,760,039	$1,148,118

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2021	December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$13,521,282	$12,881,817
Net realized gain (loss) on investments, forward foreign currency exchange contracts,
foreign currency, foreign currency translation, futures contracts and swap contracts	19,416,376	(1,235,475)
Change in unrealized appreciation/depreciation on investments, forward foreign currency
exchange contracts, foreign currency, foreign currency translation, and futures contracts	(27,363,269)	18,336,154
Net increase (decrease) in net assets resulting from operations	5,574,389	29,982,496

DISTRIBUTIONS TO SHAREHOLDERS
From earnings:
Supra Institutional Class	(19,984,120)	(9,250,936)
Institutional Class	(10,608,963)	(5,955,575)
Total distributions to shareholders	(30,593,083)	(15,206,511)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares –
Supra Institutional Class[1]	(52,327,492)	50,432,322
Net increase (decrease) in net assets derived from net change in outstanding shares –
Institutional Class[1]	(84,656,693)	58,592,581
Total increase (decrease) in net assets from capital share transactions	(136,984,185)	109,024,903
Total increase (decrease) in net assets	(162,002,879)	123,800,888

NET ASSETS
Beginning of year	541,125,839	417,324,951
End of year	$379,122,960	$541,125,839
[1]	Summary of share transactions is as follows:

	Year Ended		Year Ended
	December 31, 2021		December 31, 2020
Supra Institutional Class:	Shares	Value	Shares	Value
Shares sold	10,337,808	$116,321,882	7,471,905	$81,847,942
Shares issued in reinvestment of distributions	1,080,399	11,488,273	398,207	4,358,534
Shares redeemed[2]	(16,043,077)	(180,137,647)	(3,283,707)	(35,774,154)
Net increase (decrease)	(4,624,870)	$(52,327,492)	4,586,405	$50,432,322

[2]	Net of redemption fees of $5,062 and $20,646, respectively.

	Year Ended		Year Ended
	December 31, 2021		December 31, 2020
Institutional Class:	Shares	Value	Shares	Value
Shares sold	5,136,861	$57,583,389	9,884,205	$107,504,481
Shares issued in reinvestment of distributions	722,279	7,694,459	371,324	4,050,168
Shares redeemed[3]	(13,355,522)	(149,934,541)	(4,940,373)	(52,962,068)
Net increase (decrease)	(7,496,382)	$(84,656,693)	5,315,156	$58,592,581

[3]	Net of redemption fees of $3,083 and $22,921, respectively.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2021	December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$1,837,365	$3,050,203
Net realized gain (loss) on investments	2,855,770	(205,222)
Net change in unrealized appreciation/depreciation on investments	(3,237,120)	2,815,828
Net increase (decrease) in net assets resulting from operations	1,456,015	5,660,809

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Supra Institutional Class	(3,429,097)	(2,845,562)
Net distributions to shareholders – Institutional Class	(521,960)	(200,655)
Total distributions to shareholders	(3,951,057)	(3,046,217)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares –
Supra Institutional Class[1]	(35,460,949)	16,977,580
Net increase (decrease) in net assets derived from net change in outstanding shares –
Institutional Class[1]	(1,339,479)	4,066,754
Total increase (decrease) in net assets from capital share transactions	(36,800,428)	21,044,334
Total increase (decrease) in net assets	(39,295,470)	23,658,926

NET ASSETS
Beginning of year	68,764,402	45,105,476
End of year	$29,468,932	$68,764,402

[1]	Summary of share transactions is as follows:

	Year Ended		Year Ended
	December 31, 2021		December 31, 2020
Supra Institutional Class:	Shares	Value	Shares	Value
Shares sold	489,555	$4,846,879	2,314,085	$20,942,127
Shares issued in reinvestment of distributions	119,446	1,131,145	107,291	1,014,857
Shares redeemed[2]	(4,172,416)	(41,438,973)	(531,473)	(4,979,404)
Net increase (decrease)	(3,563,415)	$(35,460,949)	1,889,903	$16,977,580

[2]	Net of redemption fees of $2,264 and $—, respectively.

	Year Ended		Year Ended
	December 31, 2021		December 31, 2020
Institutional Class:	Shares	Value	Shares	Value
Shares sold	168,324	$1,669,744	610,779	$5,751,486
Shares issued in reinvestment of distributions	51,778	490,523	17,168	166,044
Shares redeemed[3]	(350,004)	(3,499,746)	(202,458)	(1,850,776)
Net increase (decrease)	(129,902)	$(1,339,479)	425,489	$4,066,754

[3]	Net of redemption fees of $254 and $—, respectively.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2021	December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$9,000,755	$16,945,320
Net realized gain (loss) on investments, forward foreign currency exchange contracts,
foreign currency, and foreign currency translation	26,007,654	(32,720,986)
Change in unrealized appreciation/depreciation on investments, forward foreign currency
exchange contracts, foreign currency, and foreign currency translation	(25,248,370)	32,565,309
Net increase (decrease) in net assets resulting from operations	9,760,039	16,789,643

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Supra Institutional Class	(22,426,352)	(12,915,384)
Net distributions to shareholders – Institutional Class	(91,381)	(58,952)
Total distributions to shareholders	(22,517,733)	(12,974,336)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares –
Supra Institutional Class[1]	(210,255,782)	(143,074,632)
Net increase (decrease) in net assets derived from net change in outstanding shares –
Institutional Class[1]	(2,414,692)	3,575,719
Total increase (decrease) in net assets from capital share transactions	(212,670,474)	(139,498,913)
Total increase (decrease) in net assets	(225,428,168)	(135,683,606)

NET ASSETS
Beginning of year	596,418,893	732,102,499
End of year	$370,990,725	$596,418,893

[1]	Summary of share transactions is as follows:

	Year Ended		Year Ended
	December 31, 2021		December 31, 2020
Supra Institutional Class:	Shares	Value	Shares	Value
Shares sold	12,743,216	$128,725,527	24,568,694	$235,487,913
Shares issued in reinvestment of distributions	2,259,806	22,288,236	1,297,389	12,880,826
Shares redeemed[2]	(35,727,341)	(361,269,545)	(39,981,912)	(391,443,371)
Net increase (decrease)	(20,724,319)	$(210,255,782)	(14,115,829)	$(143,074,632)

[2]	Net of redemption fees of $— and $21,583, respectively.

	Year Ended		Year Ended
	December 31, 2021		December 31, 2020
Institutional Class:	Shares	Value	Shares	Value
Shares sold	—	$—	1,060,367	$10,518,831
Shares issued in reinvestment of distributions	8,483	85,323	5,593	56,898
Shares redeemed[3]	(242,015)	(2,500,015)	(695,826)	(7,000,010)
Net increase (decrease)	(233,532)	$(2,414,692)	370,134	$3,575,719

[3]	Net of redemption fees of $— and less than $1, respectively.

The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2021	December 31, 2020
NET INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$1,070,348	$515,900
Net realized gain (loss) on investments, forward foreign currency
exchange contracts, foreign currency, and foreign currency translation	348,385	(249,902)
Change in unrealized appreciation/depreciation on investments, forward foreign
currency exchange contracts, foreign currency, and foreign currency translation	(270,615)	362,081
Net increase (decrease) in net assets resulting from operations	1,148,118	628,079

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Institutional Class	(1,171,357)	(543,140)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares –
Institutional Class[1]	12,175,442	6,184,854
Total increase (decrease) in net assets	12,152,203	6,269,793

NET ASSETS
Beginning of year	17,708,055	11,438,262
End of year	$29,860,258	$17,708,055

[1]	A summary of share transactions is as follows:

	Year Ended		Year Ended
	December 31, 2021		December 31, 2020
Institutional Class:	Shares	Value	Shares	Value
Shares sold	2,778,897	$28,005,649	626,883	$6,159,751
Shares issued to holders in reinvestment of distributions	46,468	463,567	2,684	25,529
Shares issued to holders in reinvestment of distributions	(1,616,473)	(16,293,774)	(43)	(426)
Net increase (decrease)	1,208,892	$12,175,442	629,524	$6,184,854

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

	Year Ended December 31,
Supra Institutional Class	2021	2020	2019	2018	2017
Net asset value, beginning of year	$11.23	$10.90	$10.49	$10.69	$10.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.32	0.30	0.35	0.29	0.34
Net realized and unrealized gain (loss) on investments	(0.20)	0.37	0.77	(0.27)	0.15
Total from investment operations	0.12	0.67	1.12	0.02	0.49
Redemption fee proceeds	0.00	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

LESS DISTRIBUTIONS:
From net investment income	(0.42)	(0.27)	(0.31)	(0.08)	(0.27)
From return of capital	—	—	—	(0.02)	—
From net realized gain	(0.42)	(0.07)	(0.40)	(0.12)	(0.03)
Total distributions	(0.84)	(0.34)	(0.71)	(0.22)	(0.30)
Net asset value, end of year	$10.51	$11.23	$10.90	$10.49	$10.69
Total return	1.11%	6.30%	10.77%	0.22%	4.70%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$252.1	$321.3	$261.9	$240.1	$208.4
Portfolio turnover rate	139%	174%	293%	244%	135%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.76%	0.75%	0.76%	0.80%	0.83%
After fees waived and expenses absorbed	0.59%	0.59%	0.59%	0.60%	0.60%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.73%	2.61%	3.01%	2.61%	3.00%
After fees waived and expenses absorbed	2.90%	2.77%	3.18%	2.81%	3.23%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

	Year Ended December 31,
Institutional Class	2021	2020	2019	2018	2017
Net asset value, beginning of year	$11.22	$10.89	$10.49	$10.69	$10.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.31	0.30	0.34	0.29	0.34
Net realized and unrealized gain (loss) on investments	(0.20)	0.36	0.76	(0.27)	0.15
Total from investment operations	0.11	0.66	1.10	0.02	0.49
Redemption fee proceeds	0.00	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

LESS DISTRIBUTIONS:
From net investment income	(0.41)	(0.26)	(0.30)	(0.08)	(0.26)
From return of capital	—	—	—	(0.02)	—
From net realized gain	(0.42)	(0.07)	(0.40)	(0.12)	(0.03)
Total distributions	(0.83)	(0.33)	(0.70)	(0.22)	(0.29)
Net asset value, end of year	$10.50	$11.22	$10.89	$10.49	$10.69
Total return	1.02%	6.24%	10.60%	0.20%	4.73%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$127.0	$219.8	$155.5	$154.0	$181.9
Portfolio turnover rate	139%	174%	293%	244%	135%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.84%	0.81%	0.82%	0.83%	0.91%
After fees waived and expenses absorbed	0.66%	0.65%	0.65%	0.63%	0.67%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.64%	2.55%	2.95%	2.57%	2.92%
After fees waived and expenses absorbed	2.81%	2.71%	3.12%	2.77%	3.16%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

	Year Ended December 31,
Supra Institutional Class	2021	2020	2019	2018	2017
Net asset value, beginning of year	$9.96	$9.83	$9.11	$9.85	$10.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.51	0.51	0.51	0.50	0.51
Net realized and unrealized gain (loss) on investments	(0.08)	0.12	0.72	(0.74)	0.14
Total from investment operations	0.43	0.63	1.23	(0.24)	0.65

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.53)	(0.50)	(0.51)	(0.50)	(0.58)
Distributions from net realized gain	(0.68)	—	—	—	(0.67)
Total distributions	(1.21)	(0.50)	(0.51)	(0.50)	(1.25)
Net asset value, end of year	$9.18	$9.96	$9.83	$9.11	$9.85
Total return	4.43%	6.60%	13.71%	(2.59)%	6.30%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$25.2	$62.9	$43.5	$29.5	$19.5
Portfolio turnover rate	96%	113%	89%	71%	120%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.19%	0.98%	1.21%	1.63%	1.03%
After fees waived and expenses absorbed	0.58%	0.58%	0.58%	0.58%	0.58%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	4.50%	4.97%	4.68%	4.18%	4.39%
After fees waived and expenses absorbed	5.11%	5.37%	5.30%	5.23%	4.84%

[1]	Calculated using the average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

					Period Ended
	Year Ended December 31,				December 31,
Institutional Class	2021	2020	2019	2018	2017[1]
Net asset value, beginning of year/period	$9.97	$9.84	$9.12	$9.86	$10.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.50	0.52	0.51	0.49	0.39
Net realized and unrealized gain (loss) on investments	(0.07)	0.11	0.72	(0.74)	0.17
Total from investment operations	0.43	0.63	1.23	(0.25)	0.56

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.53)	(0.50)	(0.51)	(0.49)	(0.49)
Distributions from net realized gain	(0.68)	—	—	—	(0.67)
Total distributions	(1.21)	(0.50)	(0.51)	(0.49)	(1.16)
Net asset value, end of year/period	$9.19	$9.97	$9.84	$9.12	$9.86
Total return	4.42%	6.81%	13.68%	(2.67)%	5.47%[3]

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$4.20	$5.9	$1.6	$0.7	$2.6
Portfolio turnover rate	96%	113%	89%	71%	120%[3,4]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.25%	0.97%	1.17%	1.68%	1.61%[5]
After fees waived and expenses absorbed	0.59%	0.58%	0.59%	0.64%	0.68%[5]

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	4.40%	4.97%	4.74%	4.02%	3.87%[5]
After fees waived and expenses absorbed	5.06%	5.36%	5.32%	5.06%	4.81%[5]

[1]	Commenced operations on March 27, 2017. Information presented is for the period from March 27, 2017 to December 31, 2017.
[2]	Calculated using the average shares outstanding method.
[3]	Not annualized.
[4]	Portfolio turnover calculated at the Fund level.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

	Year Ended December 31,
Supra Institutional Class	2021	2020	2019	2018	2017
Net asset value, beginning of year	$10.10	$10.05	$9.53	$10.27	$10.04

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.25	0.27	0.26	0.25	0.24
Net realized and unrealized gain (loss) on investments	—	(0.01)	0.48	(0.17)	0.18
Total from investment operations	0.25	0.26	0.74	0.08	0.42
Redemption fee proceeds	—	—	—	—	(0.00)[2]

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.62)	(0.21)	(0.13)	(0.29)	(0.19)
Distributions from net realized gain	—	—	(0.09)	(0.53)	(0.00)[2]
Total distributions	(0.62)	(0.21)	(0.22)	(0.82)	(0.19)
Net asset value, end of year	$9.73	$10.10	$10.05	$9.53	$10.27
Total return	2.50%	2.64%	7.86%	0.79%	4.26%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$369.5	$592.5	$732.0	$571.9	$705.8
Portfolio turnover rate	69%	75%	47%	72%	57%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.62%	0.62%	0.59%	0.62%	0.71%
After fees waived and expenses absorbed	0.49%	0.49%	0.49%	0.50%	0.50%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.32%	2.66%	2.50%	2.32%	2.16%
After fees waived and expenses absorbed	2.46%	2.77%	2.60%	2.44%	2.37%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

			Period Ended
	Year Ended December 31,		December 31,
Institutional Class	2021	2020	2019[1]
Net asset value, end of year/period	$10.26	$10.20	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.26	0.28	0.17
Net realized and unrealized gain (loss) on investments	0.01	(0.01)	0.19
Total from investment operations	0.27	0.27	0.36

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.62)	(0.21)	(0.07)
Distributions from net realized gain	—	—	(0.09)
Total distributions	(0.62)	(0.21)	(0.16)
Net asset value, end of year/period	$9.91	$10.26	$10.20
Total return	2.66%	2.70%	3.60%[3]

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$1.5	$3.9	$0.1
Portfolio turnover rate	69%	75%	47%[3,5]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.62%	0.61%	0.53%[4]
After fees waived and expenses absorbed	0.49%	0.50%	0.46%[4]

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.37%	2.68%	2.31%[4]
After fees waived and expenses absorbed	2.50%	2.79%	2.38%[4]

[1]	Commenced operations on April 30, 2019. Information presented is for the period from April 30, 2019 to December 31, 2019.
[2]	Calculated using the average shares outstanding method.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover calculated at the Fund level.

The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

				Period Ended
	Year Ended December 31,			December 31,
	2021	2020	2019	2018[1]
Net asset value, beginning of year/period	$9.91	$9.88	$9.65	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.37	0.41	0.43	0.15
Net realized and unrealized gain (loss) on investments	0.08	0.04	0.26	(0.28)
Total from operations	0.45	0.45	0.69	(0.13)

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.37)	(0.42)	(0.38)	(0.13)
Distributions from net realized gain	(0.02)	—	(0.08)	(0.09)
Total distributions	(0.39)	(0.42)	(0.46)	(0.22)
Net asset value, end of year/period	$9.97	$9.91	$9.88	$9.65
Total return	4.50%	4.83%	7.34%	(1.45)%[3]

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$29.9	$17.7	$11.4	$11.1
Portfolio turnover rate	65%	73%	78%	22%[3]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.14%	1.81%	1.86%	2.37%[4]
After fees waived and expenses absorbed	0.65%	0.65%	0.65%	0.65%[4]

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	3.14%	3.11%	3.13%	1.26%[4]
After fees waived and expenses absorbed	3.64%	4.27%	4.34%	2.98%[4]

[1]	Commenced operations on June 29, 2018. Information presented is for the period from June 29, 2018 to December 31, 2018.
[2]	Calculated using the average shares outstanding method.
[3]	Not Annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2021

NOTE 1 – ORGANIZATION

The Muzinich Credit Opportunities Fund (“Credit Opportunities Fund”), Muzinich U.S. High Yield Credit Fund (“U.S. High Yield Fund”), Muzinich Low Duration Fund (“Low Duration Fund”) and Muzinich High Income Floating Rate Fund (“Floating Rate Fund”) (each a “Fund,” collectively the “Funds”) are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Funds commenced operations on January 3, 2013, March 31, 2016, June 30, 2016 and June 29, 2018, respectively.

The Funds offer two classes of shares: Institutional shares, and Supra Institutional shares (Class A shares are not available for purchase). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on its relative net assets. Currently, the Credit Opportunities Fund offers Supra Institutional and Institutional Class shares, the U.S. High Yield Fund offers Supra Institutional and Institutional Class shares, the Low Duration Fund offers Supra Institutional and Institutional Class shares and the Floating Rate Fund offers Institutional Class shares.

The investment objective of the Credit Opportunities Fund is primarily to provide a high level of income and capital appreciation. The investment objective of the U.S. High Yield Fund is to provide a high level of income on a risk-adjusted basis over a full market cycle. The investment objective of the Low Duration Fund is to protect capital and generate positive returns under most market conditions. The investment objective of the Floating Rate Fund is to provide a high level of income with a focus on principal preservation and reduced exposure to changes in interest rates.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs that are not traded on a listed exchange are valued at the last sale price in the over-the- counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by an independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Forward foreign currency exchange contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statements of Assets and Liabilities.

Swap contracts, such as credit default swaps, total return swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service. The independent pricing service includes observable market data inputs in an evaluated valuation methodology.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2021 (Continued)

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees (the “Board”). Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Credit Opportunities Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$304,987,466	$—	$304,987,466
Convertible Bonds	—	6,255,796	—	6,255,796
Bank Loans	—	36,282,230	—	36,282,230
U.S. Treasury Bills	—	13,999,698	—	13,999,698
Total Assets	$—	$361,525,190	$—	$361,525,190
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$—	$(539,849)	$—	$(539,849)
Swap Contracts	—	(217,026)	—	(217,026)
	$—	$(756,875)	$—	$(756,875)

[1]	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the instruments.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2021 (Continued)

U.S. High Yield Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$28,407,673	$—	$28,407,673
Bank Loans	—	1,299,768	—	1,299,768
Total Assets	$—	$29,707,441	$—	$29,707,441

Low Duration Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$305,669,187	$—	$305,669,187
Collateralized Loan Obligations	—	10,881,031	—	10,881,031
Convertible Bonds	—	11,203,871	—	11,203,871
Bank Loans[1]	—	32,382,847	959,516	33,342,363
Total Assets	$—	$360,136,936	$959,516	$361,096,452
Other Financial Instruments[2]:
Forward Foreign Currency Exchange Contracts	$—	$1,779,418	$—	$1,779,418
	$—	$1,779,418	$—	$1,779,418

[1]	See Schedule of Investments for disclosure of Level 3 securities.
[2]	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the instruments.

The following is a reconciliation of the Low Duration Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Bank Loans	Total
Balanced as of December 31, 2020	$—	$—
Acquisitions	864,144	864,144
Dispositions	—	—
Accrued discounts/premiums	16,592	16,592
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	78,780	78,780
Transfer in and/or out of Level 3	—	—
Balanced as of December 31, 2021	$959,516	$959,516
Change in unrealized appreciation/depreciation for
Level 3 investments held at December 31, 2021	$78,780	$78,780

Type of Security	Fair Value of 12/31/21	Valuation Techniques	Unobservable Input	Input Value(s)
Bank Loans	$959,516	Comparable Securities	Adjustment to yield	94 bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust’s valuation procedures have been adopted by the Trust’s Board, which has established a Valuation Committee to oversee valuation techniques. The Board ratifies valuation techniques quarterly.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2021 (Continued)

Floating Rate Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$198,459	$—	$198,459
Bank Loans	—	27,985,816	—	27,985,816
Total Assets	$—	$28,184,275	$—	$28,184,275
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$—	$(18,997)	$—	$(18,997)
	$—	$(18,997)	$—	$(18,997)

[1]	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the instruments.

The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Funds use forward contracts and swap contracts (types of derivatives), how they are accounted for, and how they affect an entity’s results of operations and financial position. The Funds may use derivatives in various ways. The Funds may, but are not required to, use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Funds may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The average notional value of forward foreign currency exchange contracts outstanding during the year ended December 31, 2021 for the Credit Opportunities Fund, Low Duration Fund, and Floating Rate Fund was $92,877,150, $265,505,548, and $2,735,989, respectively. Forward foreign currency exchange contracts entered into during the year ended December 31, 2021 were with the Bank of New York for the Credit Opportunities Fund, Low Duration Fund and Floating Rate Fund. The Credit Opportunities Fund’s average notional value when in use of exchange traded futures contracts outstanding during the year ended December 31, 2021 was $14,357,762 and were entered into with Morgan Stanley. The Credit Opportunities Fund entered into swap contract transactions with Barclays Investment Bank, Credit Suisse Group AG, Goldman Sachs & Co., and Jeffries & Company, Inc. during the year ended December 31, 2021, at an average transaction notional value of $15,000,000, $10,000,000, 6,300,000, and $9,833,333, respectively.

The notional amount for forward foreign currency exchange contracts is calculated based on the currency being sold converted to U.S. dollars. The average notional amount for forward foreign currency exchange contracts is calculated by the dollar value of open contracts at the end of the previous fiscal year and at each quarter end in the current fiscal year. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The notional amount for swap contracts is the principal value. The average notional amounts are based on the notional amounts at each month end during the period for futures and the daily notional amounts for swaps.

The following tables show the effects of derivative instruments on the financial statements.

Statements of Assets and Liabilities

Fair values of derivative instruments as of December 31, 2021:

Credit Opportunities Fund

	Asset Derivatives as of December 31, 2021		Liability Derivatives as of December 31, 2021
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency	Unrealized Appreciation on		Unrealized Depreciation on
Exchange Contracts	Forward Foreign Currency		Forward Foreign Currency
	Exchange Contracts	$—	Exchange Contracts	$539,849
		$—		$539,849
Credit Default –	Unrealized Appreciation		Unrealized Depreciation
Swap Contracts	on Swap Contracts	$—	on Swap Contracts	$217,026
		$—		$217,026

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2021 (Continued)

Low Duration Fund

	Asset Derivatives as of December 31, 2021		Liability Derivatives as of December 31, 2021
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency	Unrealized Appreciation on		Unrealized Depreciation on
Exchange Contracts	Forward Foreign Currency		Forward Foreign Currency
	Exchange Contracts	$2,329,606	Exchange Contracts	$550,188
		$2,329,606		$550,188

Floating Rate Fund

	Asset Derivatives as of December 31, 2021		Liability Derivatives as of December 31, 2021
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency	Unrealized Appreciation on		Unrealized Depreciation on
Exchange Contracts	Forward Foreign Currency		Forward Foreign Currency
	Exchange Contracts	$—	Exchange Contracts	$18,997
		$—		$18,997

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2021:

Credit Opportunities Fund

	Location of Gain (Loss)	Realized Gain (Loss)	Change in Unrealized
	on Derivatives	on Derivatives	Appreciation/Depreciation on
Instrument	Recognized in Income	Recognized in Income	Derivatives Recognized in Income
Forward Foreign	Net realized and unrealized
Currency Exchange	gain (loss) on forward foreign
Contracts	currency exchange contracts	$4,794,746	$249,548
Credit Default –	Net realized and unrealized
Swap Contracts	gain (loss) on swap contracts	(195,339)	(217,026)
Treasury Futures	Net realized and unrealized
Contracts	gain (loss) on futures contracts	(402,039)	—
		$4,197,368	$32,522

Low Duration Fund

	Location of Gain (Loss)	Realized Gain (Loss)	Change in Unrealized
	on Derivatives	on Derivatives	Appreciation/Depreciation on
Instrument	Recognized in Income	Recognized in Income	Derivatives Recognized in Income
Forward Foreign	Net realized and unrealized
Currency Exchange	gain (loss) on forward foreign
Contracts	currency exchange contracts	$6,714,531	$8,936,999

Floating Rate Fund

	Location of Gain (Loss)	Realized Gain (Loss)	Change in Unrealized
	on Derivatives	on Derivatives	Appreciation/Depreciation on
Instrument	Recognized in Income	Recognized in Income	Derivatives Recognized in Income
Forward Foreign	Net realized and unrealized
Currency Exchange	gain (loss) on forward foreign
Contracts	currency exchange contracts	$228,045	$(7,263)

The U.S. High Yield Fund did not have derivatives activity during the year ended December 31, 2021.

B.
Swap Contracts. A swap, which may be a customized and privately negotiated agreement or a standardized and exchange- traded contract, obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon, or calculated by, reference to changes in specified prices or rates for a specified amount of an underlying asset (the “notional” principal amount). Swaps are entered into on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as applicable, only the net amount of the two payments). Examples of such swaps may include, but are not

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2021 (Continued)

limited to, currency swaps, interest rate swaps, total return swaps, and credit default swaps. Payments received by the Funds from swap agreements will result in taxable income, either as ordinary income or capital gains. Except for currency swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged. With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become well-established and relatively liquid. The Credit Opportunities Fund had swap contracts activity during the year ended December 31, 2021. Realized and unrealized gains and losses are included in the Statements of Operations. The U.S. High Yield Fund, Low Duration Fund and Floating Rate Fund did not have swap contracts activity during the year ended December 31, 2021.

C.
Futures Contracts. Each Fund may purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies. The purchase of futures contracts may be more efficient or cost effective than actually buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Upon entering into a futures contract, each Fund is required to pledge to the counterparty an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, each Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Each Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Funds’ use of futures contracts may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indexes that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange- imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than the Funds’ initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Credit Opportunities Fund had futures contracts activity during the year ended December 31, 2021. Realized and unrealized gains and losses are included in the Statements of Operations. The U.S. High Yield Fund, Low Duration Fund and Floating Rate Fund did not have futures contracts activity during the year ended December 31, 2021.

D.
Forward Foreign Currency Exchange Contracts. During the year ended December 31, 2021, the Credit Opportunities Fund, Low Duration Fund and Floating Rate Fund entered into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying non-U.S. portfolio securities against the effect of possible adverse movements in foreign exchange rates. When entering into a forward foreign currency exchange contract, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The unrealized gain or loss on the contracts and the forward rates at the reporting date is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. The U.S. High Yield Fund did not have forward foreign currency exchange contract activity during the year ended December 31, 2021.

E.
Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign exchange gains and losses from interest receivable and other foreign currency denominated payables and receivables in “Change in net unrealized appreciation/depreciation on foreign currency translation” and “Net realized gain (loss) on foreign currency.” The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included in “Change in net unrealized appreciation/depreciation on investments” and “Net realized gain (loss) on investments” as shown in the Statements of Operations.

F.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2021 (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of each Fund’s next taxable year.

As of December 31, 2021, the Credit Opportunities Fund and the Floating Rate Fund deferred, on a tax basis, late-year losses of $415,089 and $10,449, respectively.  The U.S. High Yield Fund and the Low Duration Fund did not defer any late-year losses. The Funds did not defer any post-October losses as of December 31, 2021.

As of December 31, 2021, the Funds had the following capital loss carryovers, which do not expire and retain their original character.

	Credit Opportunities Fund	U.S. High Yield Fund	Low Duration Fund	Floating Rate Fund
Short-Term Capital Loss Carryovers	$—	$—	$3,753,285	$—
Long-Term Capital Loss Carryovers	—	—	6,380,358	—
Total	$—	$—	$10,133,643	$—

As of December 31, 2021, the U.S. High Yield Fund, Low Duration Fund, and Floating Rate Fund utilized $718,493, $23,578,016, and $303,772 in capital loss carryovers, respectively.  The Credit Opportunities Fund did not utilize any capital loss carryovers as of December 31, 2021.

As of December 31, 2021, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

G.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

H.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Credit Opportunities Fund normally are declared and paid on a quarterly basis. Distributions to shareholders from net investment income for the U.S. High Yield Fund, Low Duration Fund and Floating Rate Fund normally are declared and paid on a monthly basis. Distributions are recorded on the ex-dividend date. Distributions to shareholders from net realized gains for the Funds normally are declared and paid on an annual basis, if applicable.

I.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

J.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share. The Funds charge a 1% redemption fee on shares held less than 90 days. The fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Funds’ daily NAV calculation.

K.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

L.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that each Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2021 (Continued)

M.
Variable and Floating Rate Securities. The Funds may invest in variable and floating rate securities. Fixed income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the “underlying index”). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, a Fund might be entitled to less than the initial principal amount of the security upon the security’s maturity. A Fund intends to purchase these securities only when the Advisor believes the interest income from the instrument justifies any principal risks associated with the instrument. The Advisor may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Advisor will be able to limit the effects of principal fluctuations and, accordingly, a Fund may incur losses on those securities even if held to maturity without issuer default.

N.
When-Issued Securities and Forward Commitments. The Funds may purchase securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued basis or forward commitment, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by a Fund if, as a result, more than 5% of the Fund’s total assets would be committed to such transactions.

O.
Deposits at Broker. Deposits at broker represents amounts that are held by third parties under certain of the Funds’ derivative transactions. Such deposits are excluded from cash and equivalents in the Statements of Assets and Liabilities. Interest income earned on such deposits is recorded in “Other income” on the Statements of Operations, if applicable.

P.
Offsetting Agreements. The Funds may be subject to netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of December 31, 2021:

Credit Opportunities Fund

		Gross Amounts Offset	Net Amounts Presented		Cash Collateral
	Gross	in the Statements	in the Statements	Financial	Pledged
Description	Amounts	of Assets and Liabilities	of Assets and Liabilities	Instruments	(Received)	Net Amount
Assets
Forward foreign
currency exchange
contracts	$—	$—	$—	$—	$—	$—
Liabilities
Forward foreign
currency exchange
contracts	539,849	—	539,849	—	—	539,849
Credit Default –
Swap Contracts	217,026	—	217,026	—	—	217,026

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2021 (Continued)

Low Duration Fund

		Gross Amounts Offset	Net Amounts Presented		Cash Collateral
	Gross	in the Statements	in the Statements	Financial	Pledged
Description	Amounts	of Assets and Liabilities	of Assets and Liabilities	Instruments	(Received)	Net Amount
Assets
Forward foreign
currency exchange
contracts	$2,329,606	$—	$2,329,606	$(550,188)	$—	$1,779,418
Liabilities
Forward foreign
currency exchange
contracts	550,188	—	550,188	(550,188)	—	—

Floating Rate Fund
		Gross Amounts Offset	Net Amounts Presented		Cash Collateral
	Gross	in the Statements	in the Statements	Financial	Pledged
Description	Amounts	of Assets and Liabilities	of Assets and Liabilities	Instruments	(Received)	Net Amount
Assets
Forward foreign
currency exchange
contracts	$—	$—	$—	$—	$—	$—
Liabilities
Forward foreign
currency exchange
contracts	18,997	—	18,997	—	—	18,997

The above forward foreign currency exchange contracts had Bank of New as their counterparty.

Q.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These differences are primarily due to the tax treatment of foreign currency, forward foreign currency exchange contracts and interest on swap contracts. For the year ended December 31, 2021, the following adjustments were made.

Distributable (Accumulated)
	Earnings (Losses)	Paid-In Capital
Credit Opportunities Fund	$—	$—
U.S. High Yield Fund	—	—
Low Duration Fund	—	—
Floating Rate Fund	14,688	(14,688)

These changes are primarily due to foreign currency, distribution reclass, distribution in excess, swap interest, prior year swap adjustment.

R.
Recently Issued Accounting Pronouncements. In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds are currently evaluating the impact, if any, of this provision.

In October 2020, the SEC adopted new Rule 12d1-4 under the 1940 Act and other regulatory changes which are expected to be effective on or about January 19, 2022. Those changes are intended to streamline and enhance the regulatory framework for investments by one fund into another fund or “fund-of-funds arrangements”. These regulatory changes may limit the Fund’s ability to pursue its principal investment strategies by investing in other investment companies or pooled investment vehicles or to invest in those investment companies or pooled investment vehicles it believes are most desirable. The Funds are currently assessing the potential impact of the new rule on the Funds’ financial statements.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2021 (Continued)

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. The Funds are currently evaluating the impact, if any, of applying this provision.

S.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. On January 25, 2022 the Muzinich High Income Floating Rate Fund liquidated.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Muzinich & Co., Inc. (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to receive a monthly fee. For the Credit Opportunities Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Fund. For the U.S. High Yield Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund. For the Low Duration Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.45% based upon the average daily net assets of the Fund. For the Floating Rate Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund. The investment advisory fees incurred by the Funds for the year ended December 31, 2021, are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class specific expenses) to limit total expenses to 0.60%, 0.58%, 0.50%, and 0.55% of the Credit Opportunities Fund’s, U.S. High Yield Fund’s, Low Duration Fund’s, and Floating Rate Fund’s average daily net assets, respectively. The Operating Expenses Limitation Agreements have an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Funds, upon sixty (60) days’ written notice to the Advisor. Any fees waived and/or Fund expenses absorbed by the Advisor pursuant to an agreed-upon expense cap shall be reimbursed by the Funds to the Advisor, if so requested by the Advisor, any time before the end of the third year following the fee waiver and/or expense absorption, provided the aggregate amount of the Funds’ current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board’s review and approval. The amounts of fees waived and expenses absorbed by the Advisor during the year ended December 31, 2021, are disclosed in the Statements of Operations. Any amount due from the Advisor is paid monthly to the Funds, if applicable.

As of December 31, 2021, the remaining cumulative amounts that may be recouped by the Advisor on behalf of the Funds are shown in the following tables. The Advisor may recapture a portion of the unreimbursed amounts no later than the dates as stated.

Expiration	Credit Opportunities Fund	U.S. High Yield Fund	Low Duration Fund	Floating Rate Fund
December 31, 2022	$627,223	$241,670	$617,857	$138,558
December 31, 2023	705,367	225,751	608,830	140,042
December 31, 2024	759,811	221,222	453,932	144,719
Total	$2,092,401	$688,643	$1,680,619	$423,319

If a Fund invested in other investment vehicles sponsored by the Advisor (“Affiliated Mutual Fund”) during the period, the Advisor waived its advisory fee to the Fund in an amount equal to the overall operating expenses of the other Muzinich Funds Affiliated Mutual Fund in respect to Fund assets so invested. Any amount waived with respect to an investment in an Affiliated Mutual Fund is voluntary and not eligible for reimbursement to the Advisor. Accordingly, the Advisor waived the following fees for the year ended December 31, 2021:

Fund	Amount Waived
Credit Opportunities Fund	$34,200
Low Duration Fund	25,704

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2021 (Continued)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), acts as the Funds’ administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the year ended December 31, 2021, are disclosed in the Statements of Operations.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.

The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to Class A shares. The Distribution Plan provides that each Fund may pay a fee to the Distributor, at an annual rate of up to 0.25% of the average daily net assets of Class A shares. No distribution fees are paid by Supra Institutional or Institutional Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. As of December 31, 2021, Class A shares are not offered for the U.S. High Yield Fund, Low Duration Fund and Floating Rate Fund.

Pursuant to a Shareholder Service Plan adopted by the Trust and established by the Funds with respect to the Class A shares and Institutional Class shares of the Funds, the Advisor is authorized to provide, or arrange for others to provide, personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Funds (“Shareholder Servicing Activities”). Under the Shareholder Service Plan, the Advisor may enter into shareholder service agreements with securities broker- dealers and other securities professionals who provide Shareholder Servicing Activities for their clients invested in the Funds. The shareholder servicing fees incurred by the Funds for the year ended December 31, 2021, are disclosed in the Statements of Operations. As of December 31, 2021, Class A shares are not offered for the U.S. High Yield Fund, Low Duration Fund and Floating Rate Fund.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2021, the cost of purchases and proceeds from the sales and maturities of securities, excluding short-term investments, were as follows:

	Purchases	Sales/Maturities
Credit Opportunities Fund	$599,847,369	$756,025,033
U.S. High Yield Fund	34,501,151	71,025,587
Low Duration Fund	245,785,173	453,547,508
Floating Rate Fund	28,929,319	17,745,303

For the year ended December 31, 2021, the cost of purchases and proceeds from the sales and maturities of long-term U.S. Government obligations included in the above, were as follows:

	Purchases	Sales/Maturities
Credit Opportunities Fund	$91,785,086	$92,761,635

There were no purchases or sales/maturities of long-term U.S. Government securities for the U.S. High Yield Fund, Low Duration Fund or Floating Rate Fund during the year ended December 31, 2021.

NOTE 5 – TRANSACTIONS WITH AFFILIATES

The Muzinich Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor. The following is a reconciliation of the Muzinich Funds’ transactions with affiliates during the year ended December 31, 2021:

Credit Opportunities Fund

	Share/Par					Change in
	Balance	Value as of				Unrealized	Value as of
Controlled Company	December 31,	December 31,			Realized	Appreciation/	December 31,	Dividend and
Affiliated Mutual Fund	2021	2020	Acquisitions	Dispositions	Gain (Loss)	Depreciation	2021	Interest Income
Floating Rate Fund	—	$5,992,656	$ —	$(6,101,507)	$101,507	$7,344	$ —	$ —

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2021 (Continued)

Low Duration Fund

	Share/Par					Change in
	Balance	Value as of				Unrealized	Value as of
Controlled Company	December 31,	December 31,			Realized	Appreciation/	December 31,	Dividend and
Affiliated Mutual Fund	2021	2020	Acquisitions	Dispositions	Gain (Loss)	Depreciation	2021	Interest Income
Floating Rate Fund	—	$6,937,000	$ —	$(7,051,458)	$51,458	$63,000	$ —	$ —

The Funds did not have investments in majority-owned subsidiaries or other controlled companies.

The U.S. High Yield Fund and Floating Rate Fund had no transactions with Affiliated Companies during the year ended December 31, 2021.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended December 31, 2021, and the year ended December 31, 2020, was as follows:

	Ordinary Income
	December 31, 2021	December 31, 2020
Credit Opportunities Fund	$24,237,295	$13,943,065
U.S. High Yield Fund	3,608,690	3,046,217
Low Duration Fund	22,517,733	12,974,336
Floating Rate Fund	1,171,357	543,140

	Long-Term Capital Gains[1]
	December 31, 2021	December 31, 2020
Credit Opportunities Fund	$6,355,788	$1,263,446
U.S. High Yield Fund	342,367	—
Low Duration Fund	—	—
Floating Rate Fund	—	—

[1]	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

The cost basis of investments for federal income tax purposes as of the most recent fiscal year ended December 31, 2021, was as follows:

	Credit		Low
	Opportunities	U.S. High	Duration	Floating
	Fund	Yield Fund	Fund	Rate Fund
Cost of investments	$361,312,415	$29,016,239	$363,794,480	$28,237,290
Gross tax unrealized appreciation	4,258,517	938,664	4,078,731	267,589
Gross tax unrealized depreciation	(4,045,742)	(247,462)	(6,776,758)	(320,604)
Net tax unrealized appreciation (depreciation)	212,775	691,202	(2,698,027)	(53,015)
Undistributed ordinary income	392,508	4,197	44,273	—
Undistributed long-term capital gains	1,696,500	26,796	—	—
Total distributable earnings	2,089,008	30,993	44,273	—
Other distributable (accumulated) gains (losses)	(227,423)	—	(10,094,985)	(10,541)
Total distributable (accumulated) earnings (losses)	$2,074,360	$722,195	$(12,748,739)	$(63,556)

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2021 (Continued)

NOTE 7 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Credit Opportunities Fund, U.S. High Yield Fund and Low Duration Fund credit facilities pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility details for the year ended December 31, 2021, are as follows:

Credit Opportunities Fund

Maximum available credit	$20,000,000
Largest amount outstanding on an individual day	7,456,000
Average daily loan outstanding when in use	7,456,000
Credit facility outstanding as of December 31, 2021	—
Average interest rate when in use	3.25%

U.S. High Yield Fund

Maximum available credit	$4,000,000
Largest amount outstanding on an individual day	3,755,000
Average daily loan outstanding when in use	2,060,357
Credit facility outstanding as of December 31, 2021	—
Average interest rate when in use	3.25%

Low Duration Fund

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	922,000
Average daily loan outstanding when in use	489,750
Credit facility outstanding as of December 31, 2021	—
Average interest rate when in use	3.25%

Interest expense for the year ended December 31, 2021, is disclosed in the Statements of Operations, if applicable.

NOTE 8 – RISKS ASSOCIATED WITH THE DISCONTINUATION OF THE LONDON INTERBANK OFFERED RATE (“LIBOR”)

The Funds invest significantly in corporate bonds that have interest rate provisions linked to LIBOR. LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for such loans. It is expected that a number of private-sector banks currently reporting information used to set LIBOR will stop doing so after 2021 when their current reporting commitment ends, which could either cause LIBOR to stop publication immediately or cause LIBOR’s regulator to determine that its quality has degraded to the degree that it is no longer representative of its underlying market. The expected discontinuation of LIBOR may impact the functioning, liquidity, and value of these investments.

NOTE 9 – (COVID-19) PANDEMIC

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Muzinich Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Muzinich Funds and
The Board of Trustees of Professionally Managed Portfolios

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Muzinich Credit Opportunities Fund, Muzinich U.S. High Yield Corporate Bond Fund (“U.S. High Yield Fund”), Muzinich Low Duration Fund (“Low Duration Fund”), and Muzinich High Income Floating Rate Fund (“Floating Rate Fund”) (collectively, the “Funds”), each a series of Professionally Managed Portfolios, including the schedule of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended (with respect to Floating Rate Fund, for the three years in the period then ended and for the period June 29, 2018 to December 31, 2018), and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.  We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and brokers or through other appropriate auditing procedures where replies from brokers were unable to be obtained.  We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
March 1, 2022

Muzinich Funds

EXPENSE EXAMPLES For the Six Months Ended December 31, 2021 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees,  service fees, and other Fund expenses.  These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 – December 31, 2021).

Actual Expenses

The “Actual” lines for each respective class of the following tables provide information about actual account values based on actual returns and actual expenses. You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, Fund Services currently charges a $15.00 fee.  The Funds charge a redemption fee equal to 1.00% of the net amount of the redemption if you redeem shares within 90 calendar days after you purchase them.  To the extent the Funds invest in shares of other investment companies as part of their strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary.  These expenses are not included in the following examples.

The following examples include, but are not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, fund administration fees, custody fees, and transfer agent fees.  However, the following examples do not include portfolio trading commissions and related expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line for each respective class of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, each hypothetical line of the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Credit Opportunities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/21	12/31/21	7/1/2021 – 12/31/2021[1]
Supra Institutional Class Actual	$1,000.00	$1,002.40	$2.98
Hypothetical (5% annual return before taxes)	$1,000.00	$1,022.23	$3.01

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/21	12/31/21	7/1/2021 – 12/31/2021[1]
Institutional Class Actual	$1,000.00	$1,000.90	$3.33
Hypothetical (5% annual return before taxes)	$1,000.00	$1,021.88	$3.36

[1]
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Supra Institutional Class and Institutional Class shares were 0.59% and 0.66% (reflecting fee waivers in effect), respectively, multiplied by the average account value over the period multiplied by 184/365 (to reflect the one half-year period).

Muzinich Funds

EXPENSE EXAMPLES For the Six Months Ended December 31, 2021 (Unaudited) (Continued)

U.S. High Yield Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/21	12/31/21	7/1/2021 – 12/31/2021[2]
Supra Institutional Class Actual	$1,000.00	$1,012.00	$2.94
Hypothetical (5% annual return before taxes)	$1,000.00	$1,022.28	$2.96

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/21	12/31/21	7/1/2021 – 12/31/2021[2]
Institutional Class Actual	$1,000.00	$1,012.00	$2.99
Hypothetical (5% annual return before taxes)	$1,000.00	$1,022.23	$3.01

Low Duration Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/21	12/31/21	7/1/2021 – 12/31/2021[3]
Supra Institutional Class Actual	$1,000.00	$1,005.60	$2.48
Hypothetical (5% annual return before taxes)	$1,000.00	$1,022.74	$2.50

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/21	12/31/21	7/1/2021 – 12/31/2021[3]
Institutional Class Actual	$1,000.00	$1,005.50	$3.64
Hypothetical (5% annual return before taxes)	$1,000.00	$1,021.58	$3.67

Floating Rate Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/21	12/31/21	7/1/2021 – 12/31/2021[4]
Institutional Class Actual	$1,000.00	$1,013.20	$3.30
Hypothetical (5% annual return before taxes)	$1,000.00	$1,021.93	$3.31

[2]
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Supra Institutional Class and Institutional Class shares were 0.58% and 0.59% (reflecting fee waivers in effect), respectively, multiplied by the average account value over the period multiplied by 184/365 (to reflect the one half-year period).

[3]
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Supra Institutional Class and Institutional Class shares were 0.49% and 0.72% (reflecting fee waivers in effect), multiplied by the average account value over the period multiplied by 184/365 (to reflect the one half-year period).

[4]
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Institutional Class shares was 0.65% (reflecting fee waivers in effect), multiplied by the average account value over the period multiplied by 184/365 (to reflect the one half-year period).

Muzinich Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

MUZINICH CREDIT OPPORTUNITIES FUND
MUZINICH U.S. HIGH YIELD CREDIT FUND
MUZINICH LOW DURATION FUND
MUZINICH HIGH INCOME FLOATING RATE FUND

At a meeting held on August 17-18, 20211, the Board (which is comprised of six persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Muzinich and Co., Inc. (the “Advisor”) for each of the Muzinich Credit Opportunities Fund, the Muzinich U.S. High Yield Credit Fund, the Muzinich Low Duration Fund and the Muzinich High Income Floating Rate Fund (each a “Fund,” and together, the “Funds”).  At this meeting and at a prior meeting held on June 17, 2021, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, business continuity plan, and risk management process. Additionally, the Board considered how the Advisor’s business continuity plan has operated during the COVID-19 pandemic. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor by video conference to discuss fund performance and investment outlook, as well as, various marketing and compliance topics.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Funds’ historical performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the performance of each Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks and the Advisor’s similarly managed accounts, all for periods ended March 31, 2021. The Board also considered performance against a smaller group of peers selected by an independent third-party consultant engaged by the Board to assist it in its 15(c) review  (the “Cohort”).  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in its respective peer universe. When reviewing the Funds’ performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Funds and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

For the Muzinich Credit Opportunities Fund, the Board noted that the Fund underperformed its peer group median for the one-year period, and outperformed for the three-year and five-year periods. The Board also noted that the Fund underperformed the average of its Cohort for the one-year and five-year periods and outperformed the average for the three-year period.  The Board also considered the outperformance of the Fund against its broad-based securities market benchmark for the one-year, three-year, and five-year periods. The Board noted the Fund’s underperformance compared to the Advisor’s similarly managed account composite for the one-year, three-year, and five-year periods, noting that the difference was not significant.

_________________

[1]
Although the Investment Company Act requires that approval of the continuance of the Advisory Agreement be approved by the in-person vote of a majority of the Independent Trustees, the August 17-18, 2021 meeting was held virtually in reliance on an order issued by the Securities and Exchange Commission, which provided temporary relief from the in-person meeting requirements in response to the COVID-19 pandemic.

Muzinich Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

For the Muzinich U.S. High Yield Credit Fund, the Board noted the Fund outperformed its peer group median for the one-year and three-year periods. The Board also noted that the Fund underperformed the average of its Cohort for the one-year and three-year periods.  The Board noted that the Fund outperformed its broad-based securities market benchmark for the one-year period and underperformed for the three-year period.  The Board also noted the Fund’s outperformance compared to the Advisor’s similarly managed account composite for the one-year period and underperformance for the three-year period, noting that such differences were not significant.

For the Muzinich Low Duration Fund, the Board noted the Fund underperformed its peer group median for the one-year period. The Board also noted that the Fund underperformed the average of its Cohort for the one-year period.  The Board noted that the Fund outperformed its broad-based securities market benchmark for the one-year period and underperformed for the three-year period.  The Board also noted the Fund’s outperformance compared to the Advisor’s similarly managed account composite for the one-year and three-year periods, noting that such differences were not significant.

For the Muzinich High Income Floating Rate Fund, the Board noted the Fund outperformed its peer group median for the one-year period.  The Board also noted that the Fund outperformed the average of its Cohort for the one-year period.  The Board noted that the Fund underperformed its broad-based securities market benchmark for the one-year period.  The Board also noted the Fund’s underperformance compared to the Advisor’s similarly managed account composite for the one-year period, noting that such differences were not significant.

3.
The costs of the services provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and similarly managed accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

For the Muzinich Credit Opportunities Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.60% for the Fund (the “Expense Cap”).  The Board noted that the Fund’s advisory fee was above the peer group median and at the average.  The Board also noted the net expense ratio (less Rule 12b-1 fees) was below its peer group median and average.  The Board noted that the Fund’s net expense ratio (less Rule 12b-1 fees) was lower than the average of its Cohort. The Board considered that the fees charged to similarly managed separate account clients and a UCITs fund were higher or lower than those charged to the Muzinich Credit Opportunities Fund and that there were a number of factors accounting for those differences. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Muzinich U.S. High Yield Credit Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.58% for the Fund (the “Expense Cap”).  The Trustees also noted that the advisory fee was at the median of its peer group  and slightly below the average. The Board also noted the net expense ratio (less Rule 12b-1 fees) was lower than its peer group median and average.  The Board noted that the Fund’s net expense ratio (less Rule 12b-1 fees) was lower than the average of its Cohort.  The Board considered that the fees charged to similarly managed separate account clients and a UCITs fund were higher or lower than those charged to the Muzinich U.S. High Yield Credit Fund and that there were a number of factors accounting for those differences. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Muzinich Low Duration Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.50% for the Fund (the “Expense Cap”).  The Trustees also noted that the advisory fee and net expense ratio (less Rule 12b-1 fees) were lower than its peer group median and average.  The Board noted that the Fund’s net expense (less Rule 12b-1 fees) was lower than the average of its Cohort.  The Board considered that the fees charged to similarly managed separate account clients and a UCITs fund were higher or lower than those charged to the Muzinich Low Duration Fund and that there were a number of factors accounting for those differences. The Board concluded that the fees paid to the Advisor were fair and reasonable.

For the Muzinich High Income Floating Rate Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.55% for the Fund (the “Expense Cap”).  The Trustees also noted that the advisory fee and net expense ratio (less Rule 12b-1 fees) were lower than its peer group median and average. The Board noted that the Fund’s

Muzinich Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

net expense ratio (less Rule 12b-1 fees) was lower than the average of its Cohort.  The Board considered that the fees charged to similarly managed separate account clients and a UCITs fund were higher or lower than those charged to the Muzinich High Income Floating Rate Fund and that there were a number of factors accounting for those differences.  The Board concluded that the fees paid to the Advisor were fair and reasonable.

4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Cap.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional material benefits derived by the Advisor from its relationship with the Funds, including Rule 12b-1 distribution fees for Class A Shares (which are not currently offered for any of the Funds) and particularly benefits to be received in exchange for shareholder servicing fees on Class A and Institutional Class shares paid to the Advisor.  The Board also considered that, to the extent any of the Funds were invested in another Muzinich Fund, the Advisor was not receiving an advisory fee from both Funds on those assets.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate financial resources to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Funds and their shareholders.

Muzinich Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current trustees and officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Number of
Portfolios
				in Fund	Other
	Position	Term of Office[2]		Complex[3]	Directorships
Name, Address	with the	and Length of	Principal Occupation	Overseen	Held During
And Age	Trust[1]	Time Served	During Past Five Years	by Trustees	the Past 5 Years
Independent Trustees of the Trust

Kathleen T. Barr	Trustee	Indefinite Term;	Retired; Chair of the	4	Independent Director,
(born 1955)		Since November	Governing Council, Independent		Muzinich BDC, Inc.
c/o U.S. Bank		2018.	Directors Council (since 2020);		(2019 to present);
Global Fund Services			formerly, President, owner of a		Independent Trustee
615 E. Michigan Street			registered investment adviser,		for the William Blair
Milwaukee, WI 53202			Productive Capital Management,		Funds (2013 to
			Inc. (2010 to 2013); formerly,		present) (20 series).
Chief Administrative Officer,
Senior Vice President and Senior
Managing Director of Allegiant
Asset Management Company
(merged with PNC Capital Advisors,
LLC in 2009); formerly, Chief
Administrative Officer, Chief
Compliance Officer and Senior
Vice President of PNC Funds and
PNC Advantage Funds (f/k/a
Allegiant Funds) (registered
investment companies).

Eric W. Falkeis	Trustee	Indefinite Term;	Chief Executive Officer, Tidal ETF	4	Independent Director,
(born 1973)		Since September	Services LLC (2018 to present);		Muzinich BDC, Inc.
c/o U.S. Bank		2011.	formerly, Chief Operating Officer,		(2019 to present);
Global Fund Services	Chairperson	Indefinite Term;	Direxion Funds (2013 to 2018); formerly,		Interested Trustee,
615 E. Michigan Street		Since August	Senior Vice President and Chief		Tidal ETF Trust
Milwaukee, WI 53202		2019.	Financial Officer (and other positions),		(2018 to present)
			U.S. Bancorp Fund Services, LLC		(22 series); Former
			(1997 to 2013).		Interested Trustee,
Direxion Funds
(22 series), Direxion
Shares ETF Trust
(112 series) and
Direxion Insurance
Trust (2013 to 2018).

Steven J. Paggioli	Trustee	Indefinite Term;	Consultant; formerly, Executive Vice	4	Independent Director,
(born 1950)		Since May 1991.	President, Investment Company		Muzinich BDC, Inc.
c/o U.S. Bank			Administration, LLC (mutual		(2019 to present);
Global Fund Services			fund administrator).		Independent Trustee,
615 E. Michigan Street					AMG Funds (1993 to
Milwaukee, WI 53202					present) (42 series);
Advisory Board
Member, Sustainable
Growth Advisers, LP.

Muzinich Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
				in Fund	Other
	Position	Term of Office[2]		Complex[3]	Directorships
Name, Address	with the	and Length of	Principal Occupation	Overseen	Held During
And Age	Trust[1]	Time Served	During Past Five Years	by Trustees	the Past 5 Years
Ashi S. Parikh	Trustee	Indefinite Term;	Investment professional; formerly,	4	Board of Directors
(born 1966)		Since June 2020.	Chief Executive and Chief Investment		Member, Investment
c/o U.S. Bank			Officer and various other positions,		Working Group, The
Global Fund Services			RidgeWorth Investments, LLC		Ohio State University
615 E. Michigan Street			(global investment management firm)		Endowments and
Milwaukee, WI 53202			(2006 to 2017); formerly, Chief		Foundation (2016 to
			Investment Officer Institutional Growth		present); Board of
			Equities, Eagle Asset Management		Directors, World
			(financial advisor); formerly Sr. Managing		Methodist Council,
			Director, Growth Equities, Banc One		Investment
			Investment Advisors (financial advisor).		Committee (2018 to
present); Independent
Trustee, PNC Funds
(2018 to 2019)
(32 series); Interested
Trustee, RidgeWorth
Funds (2014 to 2017)
(35 series).

Cynthia M. Fornelli	Trustee	Indefinite Term;	Independent Director of TriplePoint	4	Independent Director,
(born 1960)		Since January	Venture Growth BDC Corp. (2019 to		TriplePoint Private
c/o U.S. Bank		2022.	present); Retired; formerly, Executive		Venture Credit, Inc.
Global Fund Services			Director of the Center for Audit Quality		(2020 to present).
615 E. Michigan Street			(2007 to 2019); formerly, Senior Vice
Milwaukee, WI 53202			President of Regulatory Conflicts
Management at Bank of America
(2005 to 2007); formerly, Deputy Director,
Division of Investment Management
with the U.S. Securities and Exchange
Commission (1998 to 2005).

Officers of the Trust

Jason F. Hadler	President &	Indefinite Term;	Senior Vice President and Head	Not	Not
(born 1975)	Principal	Since September	of Fund Services Fund,	Applicable.	Applicable.
c/o U.S. Bank	Executive	2021.	Administration Department
Global Fund Services	Officer		U.S. Bank Global Fund Services
615 E. Michigan Street			since December 2003.
Milwaukee, WI 53202

Carl G. Gee, Esq.	Secretary	Indefinite Term;	Assistant Vice President and	Not	Not
(born 1990)	& Vice	Since February	Counsel, U.S. Bank Global Fund	Applicable.	Applicable.
c/o U.S. Bank	President	2021.	Services since August 2016;
Global Fund Services			Summer Associate, Husch
615 E. Michigan Street			Blackwell LLP (law firm) (2015);
Milwaukee, WI 53202			Law Clerk, Brady Corporation
(global printing systems, labels
and safety products company)
(2014 to 2015).

Muzinich Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
				in Fund	Other
	Position	Term of Office[2]		Complex[3]	Directorships
Name, Address	with the	and Length of	Principal Occupation	Overseen	Held During
And Age	Trust[1]	Time Served	During Past Five Years	by Trustees	the Past 5 Years
Craig Benton	Treasurer	Indefinite Term;	Assistant Vice President, U.S.	Not	Not
(born 1985)	& Vice	Since December	Bank Global Fund Services	Applicable.	Applicable.
c/o U.S. Bank	President	2021.	since November 2007.
Global Fund Services
615 E. Michigan Street
Milwaukee, WI 53202

Melissa Breitzman	Assistant	Indefinite Term;	Assistant Vice President, U.S.	Not	Not
(born 1983)	Treasurer	Since August	Bank Global Fund Services	Applicable.	Applicable.
c/o U.S. Bank		2016.	since June 2005.
Global Fund Services
615 E. Michigan Street
Milwaukee, WI 53202

Cory Akers	Assistant	Indefinite Term;	Assistant Vice President, U.S.	Not	Not
(born 1978)	Treasurer	Since August	Bank Global Fund Services	Applicable.	Applicable.
c/o U.S. Bank		2017.	since October 2006.
Global Fund Services
615 E. Michigan Street
Milwaukee, WI 53202

Donna Barrette	Vice	Indefinite Term;	Senior Vice President and	Not	Not
(born 1966)	President	Since July 2011.	Compliance Officer, U.S. Bank	Applicable.	Applicable.
c/o U.S. Bank	Chief		Global Fund Services since
Global Fund Services	Compliance		August 2004.
615 E. Michigan Street	Officer
Milwaukee, WI 53202	Anti-Money
Laundering
Officer

[1]	All Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
[2]	Under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 78.
[3]
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series.

Muzinich Funds

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the fiscal year ended December 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Credit Opportunities Fund	0.00%
U.S. High Yield Fund	0.00%
Low Duration Fund	0.00%
Floating Rate Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended December 31, 2021, was as follows:

Credit Opportunities Fund	0.00%
U.S. High Yield Fund	0.00%
Low Duration Fund	0.00%
Floating Rate Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(K)(2)(C) for the Funds were as follows:

Credit Opportunities Fund	34.41%
U.S. High Yield Fund	48.99%
Low Duration Fund	0.00%
Floating Rate Fund	4.90%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Part F of Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling toll-free 1-855-MUZINICH (1-855-689-4642).

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

Each year, you are automatically sent an updated prospectus as well as annual and semi-annual reports for the Funds, if applicable. To reduce expenses, the Funds may mail only one copy of each Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please  call us at 1-855-MUZINICH (1-855-689-4642) (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Funds’ website at www.muzinichusfunds.com.

Muzinich Funds

PRIVACY NOTICE (Unaudited)

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a brokerdealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Advisor
MUZINICH & CO., INC
450 Park Avenue
New York, New York 10022

Distributor
QUASAR DISTRIBUTORS, LLC
111 East Kilbourne Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant,
and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102-2529

Legal Counsel
SULLIVAN & WORCESTER LLP
1633 Broadway, 32nd Floor
New York, New York 10019

Fund	Class	Symbol	CUSIP
Muzinich Credit Opportunities Fund	Supra Institutional Class	MZCSX	74316J532
	Institutional Class	MZCIX	74316J540

Muzinich U.S. High Yield Credit Fund	Supra Institutional Class	MZHSX	74316J565
	Institutional Class	MZHIX	74316J573

Muzinich Low Duration Fund	Supra Institutional Class	MZLSX	74316P132
	Institutional Class	MZLIX	74316P124

Muzinich High Income Floating Rate Fund	Institutional Class	MZFIX	74316J615

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T. Barr and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis, Steven J. Paggioli, and Ashi S. Parikh are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Muzinich Credit Opportunities Fund

	FYE 12/31/2021	FYE 12/31/2020
Audit Fees	$22,850	$22,400
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

Muzinich U.S. High Yield Corporate Bond Fund

	FYE 12/31/2021	FYE 12/31/2020
Audit Fees	$21,300	$20,900
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

Muzinich Low Duration Fund

	FYE 12/31/2021	FYE 12/31/2020
Audit Fees	$21,300	$20,900
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

Muzinich High Income Floating Rate Fund

	FYE 12/31/2021	FYE 12/31/2020
Audit Fees	$19,800	$19,400
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2021	FYE 12/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2021	FYE 12/31/2020
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed and annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    March 11, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    March 11, 2022

By (Signature and Title)      /s/Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date    March 10, 2022

* Print the name and title of each signing officer under his or her signature.